UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02753

SBL FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

RICHARD M. GOLDMAN, PRESIDENT

SBL FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

SBL Fund Semi-Annual Report June 30, 2010

• Series A (Large Cap Core Series) (formerly Equity Series)

• Series B (Large Cap Value Series)

• Series C (Money Market Series)

• Series D (Global Series)

• Series E (U.S. Intermediate Bond Series)

• Series J (Mid Cap Growth Series)

• Series N (Managed Asset Allocation Series)

• Series O (All Cap Value Series)

• Series P (High Yield Series)

• Series Q (Small Cap Value Series)

• Series V (Mid Cap Value Series)

• Series X (Small Cap Growth Series)

• Series Y (Large Cap Concentrated Growth Series) (formerly Select 25 Series)

• Series Z (Alpha Opportunity Series)

SBL Fund

June 30, 2010

Semi-Annual Report

Chairman’s Letter

June 30, 2010

To Our Shareholders:

The equity markets experienced a roller coaster ride during the first half of 2010. For the 6-month period ending June 30, 2010, the S&P 500* lost 6.65% while the NASDAQ* and Dow Jones* indexes declined 6.63% and 5.50%, respectively.

The market was fixated on an economic recovery during the first quarter. This represented a continuation of the stock market movement from 2009. However, in the second quarter, investors around the world became more macro-focused and concerned about U.S. policies regarding the deficit, debt, and budget.

From early February through the end of April, the equity market continued its upward trajectory from the March 2009 bottom, gaining approximately 15% in the three-month period. The beginning of May marked an immediate reversal that sent the indexes down into correction territory, giving up all of the gains by the end of the second quarter.

Many of our SBL Funds performed well over the period compared to the indexes and peers. In the value equity space, the MidCap Value, Large Cap Value, and All Cap Value portfolios beat their competitors. The Small Cap Growth and Large Cap Concentrated Growth strategies beat the majority of their peer group. The High Yield portfolio continues to impress, especially over the longer-term periods of three and five years where it is in the top decile. The Global strategy also beat the majority of its competitors over the 6-month period ending June 30.

Investors have reduced their cyclical company exposures as job growth appears to have stalled. May’s employment report painted a discouraging picture for the U.S. economy. Although the economy added 431,000 jobs, only 41,000 of those jobs were added to private payrolls; the balance added was due to the government’s hiring of census workers. Recovery in the labor markets disappointed investors and the unemployed again in June.

Additionally, the unemployment rate declined to 9.5% because more Americans left the work force, and therefore, were not included in the pool of available labor. The unemployment rate hasn’t been below its current level for a year. These factors highlight the fragility of the recovery and increase worries about the potential for a double-dip recession given the trending decline in GDP.

In reaction, the Federal Reserve has kept interest rates at record lows, near 0% as it has since December 2008, and kept its outlook consistent over that 17-month period while continuing to purchase U.S. Treasury securities. Congress continues to debate the need for, and benefit of, additional fiscal stimulus.

Due to current economic concerns regarding employment, the size of debt at the federal and state levels, and a precarious risk / reward perspective on equity valuations, markets are likely to remain volatile. As the federal government continues to bring its need for large levels of debt to the fixed income markets interest rates could climb, which would limit the P/E expansion in the equity markets.

Volatility, which picked up in the second quarter, will likely continue. Earnings announcements, and accompanying forward-looking statements, for the second quarter may very well determine the direction of markets for the remainder of the year. We will continue to monitor corporate earnings and expectations of future earnings along with signs of a potential double-dip recession and adjust investment risk accordingly.

Thank you for the trust you have placed in us and investing in the SBL Funds.

Sincerely,

Richard M. Goldman
President and Chairman, SBL Fund

*	Indices are defined as follows:

Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

NASDAQ Composite – a capitalization-weighted index of more than 3,000 companies listed on the NASDAQ Stock Market.

The Dow Jones Industrial Average (DJIA) – a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ.

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888

The Funds are distributed by Rydex Distributors, LLC (RDL). Security Global InvestorsSM is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex Investments is the primary business name for Rydex Advisors, LLC and Rydex Advisors II, LLC. Security Global Investors and Rydex Investments are affiliates and subsidiaries of Security Benefit, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.

Information About Your Series Expenses

June 30, 2010 (Unaudited)

Calculating your ongoing Series expenses

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 31, 2009 through June 30, 2010.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

	Expense Ratio[2]	Fund Return	Beginning Account Value December 31, 2009	Ending Account Value June 30, 2010	Expenses Paid During Period[3]
Table 1. Based on actual Series return[1]
Series A (Large Cap Core Series)	0.90%	(7.01%)	$1,000.00	$929.90	$4.31
Series B (Large Cap Value Series)	0.80%	(6.31%)	1,000.00	936.90	3.84
Series C (Money Market Series)	0.69%	(0.15%)	1,000.00	998.50	3.42
Series D (Global Series)	1.25%	(8.35%)	1,000.00	916.50	5.94
Series E (U.S. Intermediate Bond Series)	0.77%	4.49%	1,000.00	1,044.90	3.90
Series J (Mid Cap Growth Series)	0.91%	(5.00%)	1,000.00	950.00	4.40
Series N (Managed Asset Allocation Series)	1.43%	(4.00%)	1,000.00	960.00	6.95
Series O (All Cap Value Series)	0.90%	(5.22%)	1,000.00	947.80	4.35
Series P (High Yield Series)	0.91%	4.44%	1,000.00	1,044.40	4.61
Series Q (Small Cap Value Series)	1.11%	(2.68%)	1,000.00	973.20	5.43
Series V (Mid Cap Value Series)	0.89%	(2.94%)	1,000.00	970.60	4.35
Series X (Small Cap Growth Series)	1.10%	(1.86%)	1,000.00	981.40	4.40
Series Y (Large Cap Concentrated Growth Series)	0.96%	(7.50%)	1,000.00	925.00	4.58
Series Z (Alpha Opportunity Series)	1.91%	(6.99%)	1,000.00	930.10	9.14

Table 2. Based on hypothetical 5% return (before expenses)
Series A (Large Cap Core Series)	0.90%	5.00%	1,000.00	1,020.33	4.51
Series B (Large Cap Value Series)	0.80%	5.00%	1,000.00	1,020.83	4.01
Series C (Money Market Series)	0.69%	5.00%	1,000.00	1,021.37	3.46
Series D (Global Series)	1.25%	5.00%	1,000.00	1,018.60	6.26
Series E (U.S. Intermediate Bond Series)	0.77%	5.00%	1,000.00	1,020.98	3.86
Series J (Mid Cap Growth Series)	0.91%	5.00%	1,000.00	1,020.28	4.56
Series N (Managed Asset Allocation Series)	1.43%	5.00%	1,000.00	1,017.70	7.15
Series O (All Cap Value Series)	0.90%	5.00%	1,000.00	1,020.33	4.51
Series P (High Yield Series)	0.91%	5.00%	1,000.00	1,020.28	4.56
Series Q (Small Cap Value Series)	1.11%	5.00%	1,000.00	1,019.29	5.56
Series V (Mid Cap Value Series)	0.89%	5.00%	1,000.00	1,020.38	4.46
Series X (Small Cap Growth Series)	1.10%	5.00%	1,000.00	1,019.34	5.51
Series Y (Large Cap Concentrated Growth Series)	0.96%	5.00%	1,000.00	1,020.03	4.81
Series Z (Alpha opportunity Series)	1.91%	5.00%	1,000.00	1,015.32	9.54

[1]	Actual cumulative return at net asset value for the period December 31, 2009 to June 30, 2010.

[2]	Annualized

[3]

Expenses are equal to the Series annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Series A
Performance Summary	(Large Cap Core Series	)
June 30, 2010	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series A (Large Cap Core Series) on June 30, 2000 and reflects the fees and expenses of Series A. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 6-30-10[1]	1 Year	5 Years	10 Years
Series A	14.21%	(2.84%)	(4.03%)

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	14.56%
Consumer Staples	7.57
Energy	9.40
Financials	10.57
Health Care	11.11
Industrials	17.25
Information Technology	19.60
Materials	2.83
Telecommunication Services	0.61
Utilities	2.14
Exchange Traded Funds	1.37
Cash & Other Assets, Less Liabilities	2.99

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series A
June 30, 2010 (Unaudited)	(Large Cap Core Series	)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 2.9%
Boeing Co.	55,100	$3,457,525
United Technologies Corp.	39,300	2,550,963

		6,008,488

Air Freight & Logistics - 1.3%
FedEx Corp.	39,300	2,755,323

Application Software - 0.6%
Synopsys, Inc.*	59,100	1,233,417

Asset Management & Custody Banks - 0.8%
Bank of New York Mellon Corp.	69,400	1,713,486

Auto Parts & Equipment - 1.5%
Johnson Controls, Inc.	118,900	3,194,843

Biotechnology - 3.5%
Amgen, Inc.*	66,900	3,518,940
Celgene Corp.*	63,700	3,237,234
Genzyme Corp.*	10,700	543,239

		7,299,413

Building Products - 1.2%
USG Corp.*	203,500	2,458,280

Communications Equipment - 1.8%
Motorola, Inc.*	575,625	3,753,075

Computer Hardware - 5.7%
Apple, Inc.*	23,460	5,900,894
Hewlett-Packard Co.	148,450	6,424,916

		12,325,810

Computer Storage & Peripherals - 2.3%
EMC Corp.*	266,060	4,868,898

Construction & Farm Machinery & Heavy Trucks - 1.7%
Cummins, Inc.	56,500	3,679,845

Consumer Finance - 0.1%
First Marblehead Corp.*	128,952	303,037

Data Processing & Outsourced Services - 2.9%
Computer Sciences Corp.	32,700	1,479,675
Visa, Inc.	4,088	289,226
Western Union Co.	288,100	4,295,571

		6,064,472

Department Stores - 2.4%
JC Penney Company, Inc.	76,600	1,645,368
Kohl’s Corp.*	72,450	3,441,375

		5,086,743

Diversified Banks - 5.4%
U.S. Bancorp	256,448	5,731,614
Wells Fargo & Co.	209,704	5,368,422

		11,100,036

Diversified Chemicals - 2.2%
Dow Chemical Co.	194,895	4,622,909

		4,622,909

Drug Retail - 1.0%
CVS Caremark Corp.	72,300	2,119,836

Electric Utilities - 1.6%
Edison International	107,600	3,413,072

Electrical Components & Equipment - 1.7%
Cooper Industries plc	83,780	3,686,320

Electronic Manufacturing Services - 1.1%
Tyco Electronics, Ltd.	93,400	2,370,492

Exchange Traded Funds - 1.4%
iShares Russell 1000 Value Index Fund	25,600	1,387,776
iShares S&P 500 Value Index Fund	30,400	1,509,664

		2,897,440

Food Distributors - 1.6%
Sysco Corp.	120,300	3,436,971

Health Care Distributors - 1.7%
McKesson Corp.[1]	52,650	3,535,974

Health Care Equipment - 2.3%
Covidien plc	44,800	1,800,064
Hospira, Inc.*	54,600	3,136,770

		4,936,834

Health Care Services - 0.5%
Medco Health Solutions, Inc.*	18,400	1,013,472

Home Improvement Retail - 3.1%
Home Depot, Inc.	127,115	3,568,118
Lowe’s Companies, Inc.	146,500	2,991,530

		6,559,648

Hotels, Resorts & Cruise Lines - 1.3%
Royal Caribbean Cruises Ltd.*	116,000	2,641,320

Hypermarkets & Super Centers - 2.4%
Costco Wholesale Corp.	46,800	2,566,044
Wal-Mart Stores, Inc.[1]	51,000	2,451,570

		5,017,614

Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.*	51,900	1,100,799

Industrial Conglomerates - 3.4%
3M Co.	47,900	3,783,621
McDermott International, Inc.*	145,900	3,160,194

		6,943,815

Industrial Machinery - 0.8%
Parker Hannifin Corp.	30,300	1,680,438

Insurance Brokers - 1.1%
AON Corporation	63,800	2,368,256

Integrated Oil & Gas - 5.0%
Chevron Corp.	39,500	2,680,470

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series A
June 30, 2010 (Unaudited)	(Large Cap Core Series	)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
Integrated Oil & Gas - 5.0% (continued)
ConocoPhillips	19,000	$932,710
Exxon Mobil Corp.	60,300	3,441,321
Occidental Petroleum Corp.	47,200	3,641,480

		10,695,981

Integrated Telecommunication Services - 0.6%
Windstream Corp.	122,400	1,292,544

Internet Retail - 1.9%
Amazon.com, Inc.*	35,950	3,927,897

Managed Health Care - 1.0%
Aetna, Inc.	80,200	2,115,676

Movies & Entertainment - 2.8%
Time Warner, Inc.	81,500	2,356,165
Walt Disney Co.	110,500	3,480,750

		5,836,915

Oil & Gas Equipment & Services - 2.5%
Halliburton Co.	92,500	2,270,875
Schlumberger Ltd.	52,500	2,905,350

		5,176,225

Oil & Gas Exploration & Production - 0.8%
Chesapeake Energy Corp.	80,000	1,676,000

Oil & Gas Storage & Transportation - 1.1%
Williams Companies, Inc.	124,100	2,268,548

Other Diversified Financial Services - 0.7%
JPMorgan Chase & Co.	41,036	1,502,328

Paper Packaging - 0.6%
Bemis Company, Inc.	49,800	1,344,600

Pharmaceuticals - 2.1%
Merck & Company, Inc.	21,658	757,380
Teva Pharmaceutical Industries Ltd. ADR	72,390	3,763,556

		4,520,936

Property & Casualty Insurance - 1.5%
Berkshire Hathaway, Inc.1, *	27	3,240,000

Railroads - 2.8%
CSX Corp.	69,100	3,429,433
Union Pacific Corp.	36,400	2,530,164

		5,959,597

Regional Banks - 1.0%
BB&T Corp.	43,417	1,142,301
Regions Financial Corp.	141,300	929,754

		2,072,055

Research & Consulting Services - 1.5%
Equifax, Inc.	114,600	3,215,676

Restaurants - 1.6%
McDonald’s Corp.	52,600	3,464,762

Semiconductor Equipment - 1.6%
Lam Research Corp.*	86,250	3,282,675

Semiconductors - 1.4%
Marvell Technology Group Ltd.*	189,200	2,981,792

Soft Drinks - 1.7%
PepsiCo, Inc.	57,210	3,486,950

Systems Software - 2.1%
Oracle Corp.	207,700	4,457,242

Tobacco - 0.9%
Altria Group, Inc.	40,400	809,616
Philip Morris International, Inc.	23,900	1,095,576

		1,905,192

TOTAL COMMON STOCKS (cost $223,659,631)		$204,613,967

Total Investments - 97.0%[2] (cost $223,659,631)		$204,613,967
Cash & Other Assets, Less Liabilities - 3.0%		6,326,242

Total Net Assets - 100.0%		$210,940,209

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $224,014,034.

ADR	American Depository Receipt

plc Public limited Company

*	Non-income producing security

[1]	Security is segregated as collateral for open written option contracts.

[2]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

The accompanying notes are an integral part of the financial statements

Series A

(Large Cap Core Series)

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets:
Investments, at value*	$204,613,967
Cash	6,325,658
Receivables:
Fund shares sold	638,856
Securities sold	4,053,986
Dividends	293,385
Prepaid expenses	14,704

Total assets	215,940,556

Liabilities:
Payable for:
Fund shares redeemed	97,642
Securities purchased	4,537,288
Written options, at value (premiums received $148,716)	126,620
Management fees	128,968
Administration fees	18,081
Transfer agent/maintenance fees	4,188
Custodian fees	50
Professional fees	23,337
Other fees	64,173

Total liabilities	5,000,347

Net assets	$210,940,209

Net assets consist of:
Paid in capital	$275,966,171
Undistributed net investment income	580,707
Accumulated net realized loss on sale of investments	(46,583,102)
Net unrealized depreciation in value of investments	(19,023,567)

Net assets	$210,940,209

Capital shares outstanding	11,356,306
Net asset value per share (net assets divided by shares outstanding)	$18.57

*Investments,at cost	$223,659,631

Statement of Operations

For Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign withholding tax $404)	$1,499,742
Interest	1,310

Total investment income	1,501,052

Expenses:
Management fees	764,190
Administration fees	96,920
Transfer agent/maintenance fees	14,919
Custodian fees	3,657
Directors’ fees	7,046
Professional fees	15,239
Reports to shareholders	15,015
Other	3,359

Total expenses	920,345

Net investment income	580,707

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	9,914,651

Net realized gain	9,914,651

Net change in unrealized appreciation (depreciation) during the period on:
Investments	(30,744,655)
Options written	22,096

Net change in unrealized appreciation (depreciation)	(30,722,559)

Net realized and unrealized loss	(20,807,908)

Net decrease in net assets resulting from operations	$(20,227,201)

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets	Series A
(Large Cap Core Series)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment income	$580,707	$1,140,095
Net realized gain (loss) during the period on investments	9,914,651	(27,012,581)
Net change in unrealized appreciation (depreciation) during the period on investments	(30,722,559)	69,815,569

Net increase (decrease) in net assets resulting from operations	(20,227,201)	43,943,083

Capital share transactions:
Proceeds from sale of shares	17,110,798	17,506,604
Issuance of shares in connection with the acquisition of SBL Fund Series H (Note 12)	47,882,828	—
Cost of shares redeemed	(19,833,661)	(40,551,126)

Net increase (decrease) from capital share transactions	45,159,965	(23,044,522)

Net increase in net assets	24,932,764	20,898,561

Net assets:
Beginning of period	186,007,445	165,108,884

End of period	$210,940,209	$186,007,445

Undistributed net investment income at end of period	$580,707	$1,140,095

Capital share activity:
Shares sold	821,790	1,102,467
Issuance of shares in connection with the acquisition of SBL Fund Series H (Note 12)	2,188,429	—
Shares redeemed	(967,925)	(2,524,592)

Total capital share activity	2,042,294	(1,422,125)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series A
Selected data for each share of capital stock outstanding throughout each period	(Large Cap Core Series	)

	Six Months Ended June 30, 2010[a,g,h]	2009	2008	2007	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$19.97	$15.38	$24.57	$25.83	$22.88	$21.93
Income (loss) from investment operations:
Net investment income[b]	0.06	0.11	0.14	0.14	0.11	0.16
Net gain (loss) on investments (realized and unrealized)	(1.46)	4.48	(9.33)	(1.40)	2.84	0.79

Total from investment operations	(1.40)	4.59	(9.19)	(1.26)	2.95	0.95

Net asset value, end of period	$18.57	$19.97	$15.38	$24.57	$25.83	$22.88

Total Return[c]	(7.01%)	29.84%	(37.40%)	(4.88%)	12.89%	4.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$210,940	$186,007	$165,109	$328,995	$441,788	$466,931

Ratios to average net assets:
Net investment income	0.57%	0.68%	0.66%	0.52%	0.33%	0.55%
Total expenses[d]	0.90%	0.92%	0.90%	0.89%	0.90%	0.89%
Net expenses[e]	0.90%	0.92%	0.90%	0.89%	0.90%	0.89%

Portfolio turnover rate	107%	78%	142%[f]	14%	26%	37%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[f]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

[g]	The financial highlights for the Series A exclude the historical highlights of the Series H. The assets of the Series H were acquired by the Series A on April 30, 2010.

[h]	Effective May 1, 2010, the Series name became Large Cap Core Series. Prior to May 1, 2010, the Series was known as the Equity Series.

The accompanying notes are an integral part of the financial statements

Series B
Performance Summary	(Large Cap Value Series	)
June 30, 2010	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series B (Large Cap Value Series) on June 30, 2000 and reflects the fees and expenses of Series B. The Russell 1000 Value Index is an unmanaged index representing the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Returns

Periods Ended 6-30-10[1]	1 Year	5 Years	10 Years
Series B	13.91%	1.33%	1.25%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	6.98%
Consumer Staples	8.97
Energy	12.55
Financials	16.03
Health Care	9.06
Industrials	18.27
Information Technology	11.85
Materials	2.93
Telecommunication Services	1.35
Utilities	4.53
Exchange Traded Funds	1.03
Repurchase Agreement	4.63
Cash & Other Assets, Less Liabilities	1.82

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series B
June 30, 2010 (Unaudited)	(Large Cap Value Series)

	Shares	Value
COMMON STOCKS - 93.6%
Aerospace & Defense - 2.5%
United Technologies Corp.	102,000	$6,620,820

Air Freight & Logistics - 2.7%
FedEx Corp.	101,643	7,126,191

Application Software - 1.2%
Synopsys, Inc.*	151,200	3,155,544

Asset Management & Custody Banks - 1.7%
Bank of New York Mellon Corp.	177,600	4,384,944

Biotechnology - 0.5%
Genzyme Corp.*	27,200	1,380,944

Building Products - 2.5%
USG Corp.*	528,000	6,378,240

Computer Hardware - 2.1%
Hewlett-Packard Co.	125,000	5,410,000

Consumer Finance - 0.3%
First Marblehead Corp.*	317,112	745,213

Data Processing & Outsourced Services - 6.2%
Computer Sciences Corp	97,900	4,429,975
Visa, Inc.	10,370	733,678
Western Union Co.	737,500	10,996,125

		16,159,778

Department Stores - 1.6%
JC Penney Company, Inc.	198,800	4,270,224

Diversified Banks - 5.0%
U.S. Bancorp	285,846	6,388,658
Wells Fargo & Co.	249,025	6,375,040

		12,763,698

Diversified Chemicals - 1.6%
Dow Chemical Co.	176,400	4,184,208

Drug Retail - 2.1%
CVS Caremark Corp.	186,200	5,459,384

Electric Utilities - 3.4%
Edison International	282,400	8,957,728

Electronic Manufacturing Services - 2.3%
Tyco Electronics, Ltd.	238,850	6,062,013

Exchange Traded Funds - 1.0%
iShares Russell 1000 Value Index Fund	49,500	2,683,395

Health Care Equipment - 4.7%
Covidien plc	101,650	4,084,297
Hospira, Inc.*	139,600	8,020,020

		12,104,317

Health Care Services - 1.0%
Medco Health Solutions, Inc.1, *	47,000	2,588,760

Home Improvement Retail - 2.8%
Lowe’s Companies, Inc.	343,500	7,014,270

Hypermarkets & Super Centers - 5.0%
Costco Wholesale Corp.	119,500	6,552,185
Wal-Mart Stores, Inc.[1,2]	132,200	6,354,854

		12,907,039

Independent Power Producers & Energy Traders - 1.1%
NRG Energy, Inc.*	133,500	2,831,535

Industrial Conglomerates - 3.2%
McDermott International, Inc.*	379,900	8,228,634

Industrial Machinery - 1.7%
Parker Hannifin Corp.	77,500	4,298,150

Insurance Brokers - 2.4%
AON Corporation	166,100	6,165,632

Integrated Oil & Gas - 6.7%
Chevron Corp.	98,600	6,690,996
ConocoPhillips	41,200	2,022,508
Exxon Mobil Corp.	151,700	8,657,519

		17,371,023

Integrated Telecommunication Services - 1.3%
Windstream Corp.	331,932	3,505,202

Managed Health Care - 2.1%
Aetna, Inc.	208,500	5,500,230

Movies & Entertainment - 2.6%
Time Warner, Inc.	237,533	6,867,079

Oil & Gas Equipment & Services - 2.3%
Halliburton Co.	244,000	5,990,200

Oil & Gas Exploration & Production - 1.4%
Chesapeake Energy Corp.	179,200	3,754,240

Oil & Gas Storage & Transportation - 2.1%
Williams Companies, Inc.	300,700	5,496,796

Other Diversified Financial Services - 1.5%
JPMorgan Chase & Co.	106,769	3,908,813

Paper Packaging - 1.3%
Bemis Company, Inc.	126,900	3,426,300

Pharmaceuticals - 0.8%
Merck & Company, Inc.	56,170	1,964,265

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series B
June 30, 2010 (Unaudited)	(Large Cap Value Series)

	Shares	Value
COMMON STOCKS - 93.6% (continued)
Property & Casualty Insurance - 3.2%
Berkshire Hathaway, Inc.2,*	70	$8,400,000

Railroads - 2.5%
Union Pacific Corp.	94,000	6,533,940

Regional Banks - 2.0%
BB&T Corp.	112,263	2,953,640
Regions Financial Corp.	356,700	2,347,086

		5,300,726

Research & Consulting Services - 3.3%
Equifax, Inc.	295,500	8,291,729

Tobacco - 1.9%
Altria Group, Inc.	108,000	2,164,320
Philip Morris International, Inc.	60,800	2,787,072

		4,951,392

TOTAL COMMON STOCKS (cost $260,280,510)		$243,142,596

	Principal Amount	Value
REPURCHASE AGREEMENT - 4.6%
UMB Financial Corp, 0.05%, dated 06/30/10, matures 07/01/10; repurchase amount $12,029,017 (Collateralized by Fannie Mae Discount Note, 4.375%, 07/17/13 with a value of $6,553,830 and U.S. Treasury Note, 0.875%, 04/30/11 with a value of $5,715,807)[2]	$12,029,000	$12,029,000

TOTAL REPURCHASE AGREEMENT (cost $12,029,000)		$12,029,000

Total Investments - 98.2%[3] (cost $272,309,510)		$255,171,596
Cash & Other Assets, Less Liabilities - 1.8%		4,740,997

Total Net Assets - 100.0%		$259,912,593

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $272,521,564.

plc	Public Limited Company

*	Non-income producing security

[1]	Value determined based on Level 2 inputs.

[2]	Security is segregated as collateral for open written option contracts.

[3]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

The accompanying notes are an integral part of the financial statements

Series B

(Large Cap Value Series)

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets:
Investments, at value*	$255,171,596
Cash	12,021,608
Receivables:
Fund shares sold	6,257,263
Dividends	398,414
Prepaid expenses	4,003

Total assets	273,852,884

Liabilities:
Payable for:
Fund shares redeemed	368,900
Securities purchased	13,050,500
Written options, at value (premiums received $337,313)	279,190
Management fees	144,884
Administration fees	21,277
Transfer agent/maintenance fees	2,105
Custodian fees	990
Professional fees	25,776
Other fees	46,669

Total liabilities	13,940,291

Net assets	$259,912,593

Net assets consist of:
Paid in capital	$440,448,323
Undistributed net investment income	1,064,594
Accumulated net realized loss on sale of investments	(164,520,532)
Net unrealized depreciation in value of investments	(17,079,792)

Net assets	$259,912,593

Capital shares outstanding	12,494,609
Net asset value per share (net assets divided by shares outstanding)	$20.80

* Investments, at cost	$272,309,510

Statement of Operations

For Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends	$2,194,557
Interest	4,848

Total investment income	2,199,405

Expenses:
Management fees	922,630
Administration fees	134,993
Transfer agent/maintenance fees	12,851
Custodian fees	6,080
Directors’ fees	12,504
Professional fees	19,046
Reports to shareholders	21,636
Other	5,071

Total expenses	1,134,811

Net investment income	1,064,594

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	9,034,738

Net realized gain	9,034,738

Net change in unrealized appreciation (depreciation) during the period on:
Investments	(27,235,457)
Options written	58,122

Net change in unrealized appreciation (depreciation)	(27,177,335)

Net realized and unrealized loss	(18,142,597)

Net decrease in net assets resulting from operations	$(17,078,003)

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets	Series B
(Large Cap Value Series)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment income	$1,064,594	$2,616,829
Net realized gain (loss) during the period on investments	9,034,738	(21,722,829)
Net change in unrealized appreciation (depreciation) during the period on investments	(27,177,335)	77,753,258

Net increase (decrease) in net assets resulting from operations	(17,078,003)	58,647,258

Capital share transactions:
Proceeds from sale of shares	29,792,320	40,712,808
Cost of shares redeemed	(33,275,110)	(69,858,540)

Net decrease from capital share transactions	(3,482,790)	(29,145,732)

Net increase (decrease) in net assets	(20,560,793)	29,501,526

Net assets:
Beginning of period	280,473,386	250,971,860

End of period	$259,912,593	$280,473,386

Undistributed net investment income at end of period	$1,064,594	$2,616,829

Capital share activity:
Shares sold	1,312,188	2,258,834
Shares redeemed	(1,453,154)	(3,921,822)

Total capital share activity	(140,966)	(1,662,988)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series B
Selected data for each share of capital stock outstanding throughout each period	(Large Cap Value Series	)

	Six Months Ended June 30, 2010[a]	2009	2008	2007	2006	Year Ended December 31, 2005[b]
Per Share Data
Net asset value, beginning of period	$22.20	$17.55	$27.94	$26.40	$21.64	$19.58

Income (loss) from investment operations:
Net investment income[c]	0.09	0.19	0.29	0.25	0.20	0.24
Net gain (loss) on investments (realized and unrealized)	(1.49)	4.46	(10.68)	1.29	4.56	1.82

Total from investment operations	(1.40)	4.65	(10.39)	1.54	4.76	2.06

Net asset value, end of period	$20.80	$22.20	$17.55	$27.94	$26.40	$21.64

Total Return[d]	(6.31%)	26.50%	(37.19%)	5.83%	22.00%	10.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$259,913	$280,473	$250,972	$479,972	$480,683	$410,692

Ratios to average net assets:
Net investment income	0.75%	1.03%	1.21%	0.90%	0.80%	0.98%
Total expenses[e]	0.80%	0.81%	0.80%	0.79%	0.79%	0.84%
Net expenses[f]	0.80%	0.81%	0.80%	0.79%	0.79%	0.84%
Net expenses prior to custodian earnings credits and net of expense waivers	0.80%	0.81%	0.80%	0.79%	0.79%	0.84%

Portfolio turnover rate	13%	16%	32%	29%	20%	99%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]

Security Global Investors (SGI), formerly Security Management Company, LLC, became the advisor of Series B effective June 30, 2005. Prior to June 30, 2005, SGI paid Dreyfus Corporation for sub-advisory services.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Series C
Performance Summary	(Money Market Series	)
June 30, 2010	(unaudited	)

PERFORMANCE

Portfolio Composition by Quality Ratings

Tier 1 Investments	100.17%
Liabilities, Less Cash & Other Assets	(0.17%)

Total Net Assets	100.00%

Average Annual Returns

Periods Ended 6-30-10[1]	1 Year	5 Years	10 Years
Series C	(0.44%)	2.44%	2.26%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series C
June 30, 2010 (Unaudited)	(Money Market Series	)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 8.8%
Federal Farm Credit Bank - 7.0%
U.S. Agency Bonds & Notes - 7.0%
Federal Farm Credit Bank
0.40%, 10/1/2010[1]	$3,000,000	$3,001,347
0.39%, 12/1/2010[1]	2,500,000	2,500,073
0.38%, 12/1/2010[1]	3,000,000	3,000,081
0.40%, 2/3/2011[1]	2,000,000	2,000,016

		10,501,517

		10,501,517

Federal Home Loan Mortgage Corporation - 1.8%
U.S. Agency Bonds & Notes - 1.8%
Federal Home Loan Mortgage Corporation
0.19%, 7/12/2012[1,2]	2,695,000	2,694,884

		2,694,884

TOTAL MORTGAGE BACKED SECURITIES (cost $13,194,988)		$13,196,401

	Principal Amount	Value
ASSET BACKED SECURITIES - 0.2%
Other Non-Agency - 0.2%
Small Business Administration Pools
#502353, 1.00%, 2018[1,2,5]	$29,710	$29,710
#503295, 0.75%, 2021[1,2,5]	65,071	64,629
#503303, 0.75%, 2021[1,2,5]	118,352	117,548
#503343, 0.88%, 2021[1,2,5]	89,074	89,074

		$300,961

TOTAL ASSET BACKED SECURITIES (cost $302,322)		$300,961

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 24.3%
Federal Farm Credit Discount Note
0.22%, 7/9/2010[1]	$2,000,000	$1,999,986
0.20%, 8/3/2010[1]	3,120,000	3,119,828
Federal Home Loan Bank
0.40%, 12/27/2010[1]	2,000,000	2,000,046
0.45%, 12/29/2010[1]	2,000,000	2,001,690
0.28%, 1/14/2011[1,2]	2,000,000	2,000,006
0.50%, 3/14/2011[1]	2,000,000	2,000,430
0.57%, 4/13/2011[1]	2,000,000	2,001,004
Federal Home Loan Mortgage
0.23%, 8/10/2010[1]	1,575,000	1,574,894
Federal National Mortgage Association
0.19%, 7/13/2010[1] ,2	1,800,000	1,799,996
0.20%, 8/2/2010[1]	2,000,000	1,999,894
0.19%, 8/19/2010[1]	5,000,000	4,999,590
0.30%, 9/13/2010[1]	2,000,000	1,999,588
0.31%, 10/1/2010[1]	1,100,000	1,099,579
0.32%, 11/1/2010[1]	3,500,000	3,497,610
0.30%, 11/15/2010[1]	2,500,000	2,498,098
0.39%, 1/18/2011[1]	2,000,000	1,997,096

TOTAL U.S GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $36,578,817)		$36,589,335

	Principal Amount	Value
COMMERCIAL PAPER - 29.6%
Automotive - 1.0%
American Honda Finance Corp.
0.25%, 07/19//2010[1]	$1,450,000	$1,449,819

Banking - 4.7%
Bank of America Corp.
0.18%, 07/15/2010[1]	4,000,000	3,999,720
UBS Finance LLC
0.29%, 07/02/2010[1]	3,000,000	2,999,976

		6,999,696

Brokerage - 1.9%
ING Funding LLC
0.30%, 07/12/2010[1]	1,000,000	999,908
ING U.S. Funding LLC
0.33%, 07/13/2010[1]	2,000,000	1,999,839

		2,999,747

Consumer Products - 2.0%
Procter & Gamble Co.
0.22%, 07/08/2010[1,3]	3,000,000	2,999,872

Financial Companies - Captive - 0.7%
Caterpillar Financial Services Corp.
0.25%, 07/20/2010[1]	1,000,000	999,868

Food & Beverage - 4.0%
Nestle Capital Corp.
0.23%, 07/13/2010[1,3]	4,000,000	3,999,693
0.25%, 07/20/2010[1,3]	2,000,000	1,999,736

		5,999,429

Life Insurance - 3.3%
General Reinsurance Corp.
0.21%, 07/02/2010[1]	5,000,000	4,999,970

Non U.S. Banking - 10.0%
Barclays Funding LLC
0.15%, 07/02/2010[1]	2,000,000	1,999,992
0.18%, 07/30/2010[1]	3,000,000	2,999,564
Danske Corp.
0.30%, 07/14/2010[1,3]	1,000,000	999,892
0.35%, 07/16/2010[1,3]	3,000,000	2,999,563
0.29%, 07/20/2010[1,3]	1,000,000	999,847
Societe Generale
0.35%, 07/08/2010[1]	2,000,000	1,999,864
0.35%, 07/20/2010[1]	3,000,000	2,999,446

		14,998,168

Trade Receivables - 2.0%
Sheffield Receivables Corp.
0.32%, 07/01/2010[1,3]	2,000,000	2,000,000
0.36%, 07/16/2010[1,3]	1,000,000	999,850

		2,999,850

TOTAL COMMERCIAL PAPER (cost $44,446,361)		$44,446,419

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series C
June 30, 2010 (Unaudited)	(Money Market Series	)

	Principal Amount	Value
REPURCHASE AGREEMENT - 37.3%
UMB Financial Corp., 0.05%, dated 06/30/10, matures 07/01/10; repurchase amount $55,989,078 (Collateralized by U.S. Treasury Note, 1.5%, 07/15/12 with a value of $41,212,777 and U.S. Treasury Note, 1.375%, 04/15/12 with a value of $15,896,078)[1]	$55,989,000	$55,989,000

TOTAL REPURCHASE AGREEMENT (cost $55,989,000)		$55,989,000

Total Investments - 100.2%[4]
(cost $150,511,488)		$150,522,116
Liabilities, Less Cash & Other Assets - (0.2)%		(248,056)

Total Net Assets - 100.0%		$150,274,060

For federal income tax purposes the indentified cost of investments owned at June 30, 2010 was $150,511,488.

[1]	Value determined based on Level 2 inputs.

[2]	Variable rate security. Rate indicated is rate effective at June 30, 2010.

[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $16,998,453 (cost $16,998,453) or 11.3% of total net assets.

[4]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[5]	Maturity date indicated is next interest reset date.

The accompanying notes are an integral part of the financial statements

Series C

(Money Market Series)

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets:
Investments, at value*	$94,533,116
Repurchase agreement, at value*	55,989,000
Receivables:
Fund shares sold	217,730
Securities sold	72,596
Interest	17,604
Prepaid expenses	1,812

Total assets	150,831,858

Liabilities:
Cash overdraft	3,408
Payable for:
Fund shares redeemed	440,775
Management fees	63,373
Administration fees	15,313
Transfer agent/maintenance fees	2,105
Custodian fees	403
Directors’ fees	1,094
Professional fees	9,896
Other fees	21,431

Total liabilities	557,798

Net Assets	$150,274,060

Net assets consist of:
Paid in capital	$150,589,914
Accumulated net investment loss	(330,683)
Undistributed net realized gain on sale of investments	4,201
Net unrealized appreciation in value of investments	10,628

Net assets	$150,274,060

Capital shares outstanding	11,101,051
Net asset value per share (net assets divided by shares outstanding)	$13.54

* Investments, at cost	$150,511,488

Statement of Operations

For Six Months Ended June 30, 2010 (Unaudited)

Investment income:
Interest	$171,781

Total investment income	171,781

Expenses:
Management fees	366,154
Administration fees	72,186
Transfer agent/maintenance fees	12,845
Custodian fees	6,270
Director’s fees	7,816
Professional fees	12,678
Reports to shareholders	20,106
Other	4,409

Total expenses	502,464

Net investment loss	(330,683)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	4,201

Net realized gain	4,201

Net change in unrealized appreciation (depreciation) during the period on:
Investments	37,137

Net change in unrealized appreciation (depreciation)	37,137

Net realized and unrealized gain	41,338

Net decrease in net assets resulting from operations	$(289,345)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets	Series C
	(Money Market Series	)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment loss	$(330,683)	$(479,970)
Net realized gain during the period on investments	4,201	—
Net change in unrealized appreciation (depreciation) during the period on investments	37,137	(209,951)

Net decrease in net assets resulting from operations	(289,345)	(689,921)

Capital share transactions:
Proceeds from sale of shares	118,977,588	191,606,637
Cost of shares redeemed	(121,675,819)	(305,973,233)

Net decrease from capital share transactions	(2,698,231)	(114,366,596)

Net decrease in net assets	(2,987,576)	(115,056,517)

Net assets:
Beginning of period	153,261,636	268,318,153

End of period	$150,274,060	$153,261,636

Accumulated net investment loss at end of period	$(330,683)	$—

Capital share activity:
Shares sold	8,782,733	14,085,993
Shares redeemed	(8,980,479)	(22,496,450)

Total capital share activity	(197,746)	(8,410,457)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series C
Selected data for each share of capital stock outstanding throughout each period	(Money Market Series	)

	Six Months Ended June 30, 2010[a]	2009	2008	2007	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$13.56	$13.61	$13.33	$12.73	$12.19	$11.87

Income (loss) from investment operations:
Net investment income (loss)[b]	(0.03)	(0.03)	0.26	0.60	0.45	0.33
Net gain (loss) on investments (realized and unrealized)	0.01	(0.02)	0.02	—	0.09	(0.01)

Total from investment operations	(0.02)	(0.05)	0.28	0.60	0.54	0.32

Net asset value, end of period	$13.54	$13.56	$13.61	$13.33	$12.73	$12.19

Total Return[c]	(0.15%)	(0.37%)	2.10%	4.71%	4.43%	2.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$150,274	$153,262	$268,318	$168,661	$99,044	$71,655

Ratios to average net assets:
Net investment income (loss)	(0.45%)	(0.23%)	1.94%	4.59%	4.43%	2.63%
Total expenses[d]	0.69%	0.67%	0.65%	0.66%	0.68%	0.69%
Net expenses[e]	0.69%	0.67%	0.65%	0.66%	0.68%	0.69%
Net expenses prior to custodian earnings credits and net of expense waivers	0.69%	0.67%	0.65%	0.66%	0.68%	0.69%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Series D
Performance Summary	(Global Series	)
June 30, 2010	(unaudited	)

PERFORMANCE

$10,000 Over Ten Years

The chart above assumes a hypothetical $10,000 investment in Series D (Global Series) on June 30, 2000 and reflects the fees and expenses of Series D. The MSCI World Index is an unmanaged capitalization-weighted index that is designed to measure global developed market equity performance.

Average Annual Returns

Periods Ended 6-30-10[1]	1 Year	5 Years	10 Years
Series D	6.98%	(0.27%)	0.67%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	11.50%
Consumer Staples	9.75
Energy	9.26
Financials	17.78
Health Care	13.01
Industrials	8.47
Information Technology	15.52
Materials	6.72
Utilities	6.06
Short Term Investments	1.92
Cash & Other Assets, Less Liabilities	0.01

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Series D
June 30, 2010 (Unaudited)	(Global Series	)

	Shares	Value
COMMON STOCKS - 45.7%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc.*	22,100	$1,371,526

Agricultural Products - 0.6%
Archer-Daniels-Midland Co.	55,400	1,430,428

Airlines - 2.5%
Alaska Air Group, Inc.*	30,600	1,375,470
Delta Air Lines, Inc.*	95,200	1,118,600
UAL Corp.*	78,900	1,622,184
US Airways Groups, Inc.*	171,900	1,480,059

		5,596,313

Auto Parts & Equipment - 1.0%
Tenneco, Inc.*	105,765	2,227,411

Biotechnology - 1.4%
Cephalon, Inc.*	30,700	1,742,225
PDL BioPharma, Inc.	275,100	1,546,062

		3,288,287

Computer Hardware - 3.5%
Apple, Inc.*	31,296	7,871,883

Diversified Chemicals - 0.7%
Huntsman Corp.	195,300	1,693,251

Diversified Commercial & Professional Services - 0.6%
Avis Budget Group, Inc.*	144,569	1,419,668

Education Services - 0.8%
Apollo Group, Inc.*	22,400	951,328
Corinthian Colleges, Inc.*	81,800	805,730

		1,757,058

Electric Utilities - 0.7%
NextEra Energy, Inc.	33,900	1,652,964

Gas Utilities - 3.4%
UGI Corp.	311,000	7,911,840

Health Care Equipment - 1.3%
CR Bard, Inc.	23,400	1,814,202
Kinetic Concepts, Inc.*	33,300	1,215,783

		3,029,985

Health Care Services - 4.6%
Express Scripts, Inc.*	128,610	6,047,242
Medco Health Solutions, Inc.*	82,350	4,535,838

		10,583,080

Homebuilding - 0.8%
DR Horton, Inc.	109,800	1,079,334
Pulte Group, Inc.*	86,000	712,080

		1,791,414

Integrated Oil & Gas - 3.6%
Occidental Petroleum Corp.	61,360	4,733,924
Petroleo Brasileiro S.A. ADR	97,100	3,332,472

		8,066,396

Internet Software & Services - 3.0%
Yahoo!, Inc.*	486,900	6,733,827

Office Electronics - 2.0%
Xerox Corp.	572,100	4,599,684

Office Services & Supplies - 0.4%
Pitney Bowes, Inc.	43,900	964,044

Oil & Gas Exploration & Production - 1.5%
Forest Oil Corp.*	124,614	3,409,439

Oil & Gas Refining & Marketing - 1.4%
Sunoco, Inc.	47,400	1,648,098
World Fuel Services Corp.	57,300	1,486,362

		3,134,460

Pharmaceuticals - 0.6%
Endo Pharmaceuticals Holdings, Inc.*	61,570	1,343,457

Property & Casualty Insurance - 2.6%
ACE Ltd.	113,465	5,841,178

Reinsurance - 0.8%
PartnerRe Ltd.	25,000	1,753,500

Semiconductor Equipment - 0.5%
Amkor Technology, Inc.	201,900	1,112,469

Semiconductors - 0.5%
Micron Technology, Inc.*	124,200	1,054,458

Speciality Stores - 1.2%
Jo-Ann Stores, Inc.*	43,300	1,624,183
Tractor Supply Co.	17,300	1,054,781

		2,678,964

Systems Software - 2.5%
Microsoft Corp.	244,800	5,632,848

Tobacco - 2.6%
Altria Group, Inc.	294,642	5,904,626

TOTAL COMMON STOCKS (cost $103,564,492)		$103,854,458

	Shares	Value
FOREIGN STOCKS - 52.4%
Aerospace & Defense - 2.4%
BAE Systems plc[2,3]	1,183,549	$5,509,836

Asset Management & Custody Banks - 2.3%
Julius Baer Group Ltd.[2,3]	179,655	5,122,666

Automobile Manufacturers - 1.3%
Commonwealth Bank of Australia ADR[2,3] *	70,695	2,857,665

Commodity Chemicals - 0.8%
Mitsui Chemicals, Inc.[2,3]	619,000	1,730,332

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series D
June 30, 2010 (Unaudited)	(Global Series	)

	Shares	Value
FOREIGN STOCKS - 52.4%(continued)
Diversified Banks - 7.7%
Banco Santander S.A.[1,2]	389,358	$4,083,439
DBS Group Holdings Ltd.[1,2]	396,000	3,843,136
Standard Chartered plc[1,2]	163,059	3,971,463
Toronto-Dominion Bank	85,975	5,571,212

		17,469,250

Diversified Metals & Mining - 1.6%
Exxaro Resources Ltd.[1,2]	261,407	3,742,581

Electronic Equipment & Instruments - 3.2%
Hitachi Ltd.[1,2]	2,023,000	7,349,819

Food Retail - 4.0%
Delhaize Group S.A.[1,2]	23,016	1,670,397
Empire Company Ltd.	29,804	1,474,381
Koninklijke Ahold N.V.	367,353	4,566,921
Metro, Inc.	37,543	1,474,564

		9,186,263

Gold - 1.7%
Osisko Mining Corp.	362,400	3,908,269

Health Care Services - 2.1%
Fresenius Medical Care AG & Company KGaA[1,2]	90,147	4,864,506

Home Improvement Retail - 2.0%
Kingfisher plc[1,2]	1,444,326	4,524,101

Homebuilding - 0.6%
Sekisui Chemical Company Ltd.[1,2]	211,000	1,316,480

Internet Retail - 1.8%
Dena Company Ltd.[1,2]	158,000	4,172,816

Life & Health Insurance - 3.2%
Sony Financial Holdings, Inc.[1,2]	2,214	7,387,040

Marine - 1.9%
Neptune Orient Lines Ltd.[1,2]	3,114,000	4,398,371

Multi-Utilities - 1.9%
Veolia Environment[1,2]	179,625	4,220,501

Oil & Gas Exploration & Production - 2.1%
CNOOC Ltd.[1,2]	2,795,322	4,751,087

Oil & Gas Refining & Marketing - 0.7%
Cosmo Oil Company Ltd.[1,2]	708,000	1,690,942

Packaged Foods & Meals - 2.5%
Marine Harvest ASA[2] ,[3]	6,931,260	4,577,151
Nippon Meat Packers, Inc.[1,2]	88,000	1,086,495

		5,663,646

Pharmaceuticals - 3.0%
AstraZeneca plc[1,2]	32,727	1,543,069
Shire plc[2] ,[3]	240,713	4,941,265

		6,484,334

Restaurants - 1.8%
Compass Group plc[1,2]	550,893	4,194,685

Semiconductors - 0.4%
Siliconware Precision Industries Co.[1,2]	883,000	947,197

Steel - 1.9%
Voestalpine AG1,2	154,798	4,216,459

Tires & Rubber - 1.5%
Bridgestone Corp.[1,2]	112,600	1,780,854
Sumitomo Rubber Industries Ltd.[2] ,[3]	194,900	1,719,398

		3,500,252

TOTAL FOREIGN STOCKS (cost $127,776,774)		$119,209,098

	Principal Amount	Value
SHORT TERM INVESTMENTS - 1.9%
State Street General Account U.S. Government Fund[1]	$4,358,407	$4,358,407

TOTAL SHORT TERM INVESTMENTS (cost $4,358,407)		$4,358,407

Total Investments - 100.0%[3] (cost $235,699,673)		$227,421,963
Cash & Other Assets, Less Liabilities - 0.0%		16,681

Total Net Assets - 100.0%		$227,438,644

INVESTMENT CONCENTRATION

At June 30, 2010, the investment diversification of the Series was as follows:

Country	% of Net Assets	Value
United States	43.1%	$99,039,215
Japan	12.3	28,234,176
United Kingdom	10.9	24,684,419
Canada	5.5	12,428,426
Switzerland	4.9	10,963,844
Singapore	3.6	8,241,507
Germany	2.1	4,864,506
Hong Kong	2.1	4,751,087
Norway	2.0	4,577,151
Netherlands	2.0	4,566,921
France	1.9	4,220,501
Austria	1.9	4,216,459
Spain	1.8	4,083,439
South Africa	1.6	3,742,581
Brazil	1.5	3,332,472
Australia	1.3	2,857,665
Belgium	0.7	1,670,397
Taiwan, Province of China	0.4	947,197

Total Investments	100.0	$227,421,963

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $237,089,321.

ADR	American Depositary Receipt

plc	Public Limited Company

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series D
June 30, 2010 (Unaudited)	(Global Series	)

*	Non-income producing security

[1]	Value determined base on Level 2 inputs.

[2]	Security was subject to the fair value trigger at June 30, 2010. The total market value of fair valued securities amounts to $ 102,213,751. (cost $111,116,926) or 44.9% of total net assets.

[3]	Unless otherwise indicated, the values of the securities of the Portfolio are determined base on Level 1 inputs.

The accompanying notes are an integral part of the financial statements

Series D
(Global Series)

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets:
Investments, at value*	$227,421,963
Cash	21
Cash denominated in a foreign currency, at value**	177,928
Receivables:
Fund shares sold	86,688
Securities sold	5,351,498
Dividends	391,218
Foreign taxes recoverable	254,050
Prepaid expenses	2,280

Total assets	233,685,646

Liabilities:
Payable for:
Fund shares redeemed	127,300
Securities purchased	5,790,914
Management fees	197,357
Administration fees	29,603
Transfer agent/maintenance fees	2,105
Custodian fees	10,608
Directors’ fees	478
Professional fees	32,065
Other fees	56,572

Total liabilities	6,247,002

Net assets	$227,438,644

Net assets consist of:
Paid in capital	$330,765,447
Undistributed net investment income	1,083,862
Accumulated net realized loss on sale of investments and foreign currency transactions	(96,131,260)
Net unrealized depreciation in value of investments and translation of assets and liabilities in foreign currencies	(8,279,405)

Net assets	$227,438,644

Capital shares outstanding	28,005,719
Net asset value per share (net assets divided by shares outstanding)	$8.12

* Investments, at cost	$235,699,673
** Cash denominated in a foreign currency, at cost	177,078

Statement of Operations

For Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign withholding tax $274,957)	$2,690,707

Total investment income	2,690,707

Expenses:
Management fees	1,286,730
Administration fees	193,226
Transfer agent/maintenance fees	12,845
Custodian fees	44,698
Directors’ fees	12,995
Professional fees	37,401
Reports to shareholders	17,361
Other	1,589

Total expenses	1,606,845

Net investment income	1,083,862

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	15,724,760
Foreign currency transactions	(493,223)

Net realized gain	15,231,537

Net change in unrealized appreciation (depreciation) during the period on:
Investments	(37,253,396)
Translation of assets and liabilities in foreign currencies	10,100

Net change in unrealized appreciation (depreciation)	(37,243,296)

Net realized and unrealized loss	(22,011,759)

Net decrease in net assets resulting from operations	$(20,927,897)

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets	Series D
	(Global Series	)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment income	$1,083,862	$2,881,655
Net realized gain during the period on investments and foreign currency transactions	15,231,537	63,091
Net change in unrealized appreciation (depreciation) during the period on investments and translation of assets and liabilities in foreign currencies	(37,243,296)	42,166,178

Net increase (decrease) in net assets resulting from operations	(20,927,897)	45,110,924

Capital share transactions:
Proceeds from sale of shares	16,447,163	26,124,600
Cost of shares redeemed	(38,162,065)	(77,119,578)

Net decrease from capital share transactions	(21,714,902)	(50,994,978)

Net decrease in net assets	(42,642,799)	(5,884,054)

Net assets:
Beginning of period	270,081,443	275,965,497

End of period	$227,438,644	$270,081,443

Undistributed net investment income at end of period	$1,083,862	$1,919,749

Capital share activity:
Shares sold	1,854,093	3,505,475
Shares redeemed	(4,322,945)	(10,300,582)

Total capital share activity	(2,468,852)	(6,795,107)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series D
Selected data for each share of capital stock outstanding throughout each period	(Global Series	)

	Six Months Ended June 30, 2010[a]	2009	2008[b]	2007[c]	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$8.86	$7.40	$12.01	$11.03	$9.40	$8.28

Income (loss) from investment operations:
Net investment income[d]	0.04	0.09	0.11	0.08	0.03	0.03
Net gain (loss) on investments (realized and unrealized)	(0.78)	1.37	(4.72)	0.90	1.60	1.09

Total from investment operations	(0.74)	1.46	(4.61)	0.98	1.63	1.12

Net asset value, end of period	$8.12	$8.86	$7.40	$12.01	$11.03	$9.40

Total Return[e]	(8.35%)	19.73%	(38.38%)	8.88%	17.34%	13.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$227,439	$270,081	$275,965	$550,177	$571,006	$516,213

Ratios to average net assets:
Net investment income	0.84%	1.12%	1.09%	0.67%	0.32%	0.30%
Total expenses[f]	1.25%	1.27%	1.26%	1.26%	1.24%	1.24%
Net expenses[g]	1.25%	1.27%	1.25%	1.26%	1.24%	1.24%
Net expenses prior to custodian earnings credits and net of expense waivers	1.25%	1.27%	1.26%	1.26%	1.24%	1.24%

Portfolio turnover rate	346%	317%	302%[h]	115%	23%	33%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]	SGI became the sub-advisor of Series D effective May 1, 2008. Prior to May 1, 2008, Security Investors (SI) paid Oppenheimer Funds for sub-advising 50% of Series D. SGI sub-advised the remaining 50%.

[c]

Security Global Investors, LLC (SGI) became sub-advisor of 50% of Series D effective August 1, 2007. OppenheimerFunds sub-advises the remaining 50%. Prior to August 1, 2007, OppenheimerFunds sub-advised the entire Series.

[d]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[e]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[f]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[g]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[h]	Significant variation in the portfolio turnover rate is due to the re-alignment of the Series portfolio following the appointment of SGI as sub-advisor.

The accompanying notes are an integral part of the financial statements

Series E
Performance Summary	(U.S. Intermediate Bond Series	)
June 30, 2010	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series E (U.S. Intermediate Bond Series) on June 30, 2000 and reflects the fees and expenses of Series E. The Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged Index that tracks U.S. dollar denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturing of greater than or equal to 1 year and less than 10 years.

Average Annual Returns

Periods Ended 6-30-10[1]	1 Year	5 Years	10 Years
Series E	8.48%	1.97%	4.20%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Quality Ratings

(Based on Standard and Poor’s Ratings)

AAA	39.97%
AA	11.55
A	24.74
BBB	19.45
B	0.37
CCC	0.46
Preferred Stock	1.61
Cash & Other Assets, Less Liabilities	1.85

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series E
June 30, 2010 (Unaudited)	(U.S. Intermediate Bond Series	)

	Principal Amount	Value
CORPORATE BONDS - 59.4%
Banking - 8.4%
Citigroup, Inc.
6.38%, 2014[1]	$500,000	$531,077
6.01%, 2015[1]	2,000,000	2,097,766
4.75%, 2015[1]	500,000	499,735
8.50%, 2019[1]	1,000,000	1,192,124
JPMorgan Chase & Company
4.65%, 2014[1]	2,000,000	2,132,551
6.30%, 2019[1]	1,000,000	1,129,495
Standard Chartered plc
6.41%, 2049[1,2,3,4]	1,750,000	1,528,709
Wells Fargo & Company
4.38%, 2013[1]	2,000,000	2,114,344

		11,225,801

Brokerage - 3.1%
BlackRock, Inc.
6.25%, 2017[1]	1,500,000	1,719,420
Raymond James Financial, Inc.
8.60%, 2019[1]	2,000,000	2,355,541

		4,074,961

Building Materials - 0.5%
CRH America, Inc.
6.95%, 2012[1]	600,000	649,783

Chemicals - 4.2%
Airgas, Inc.
4.50%, 2014[1]	1,000,000	1,039,815
PPG Industries, Inc.
7.40%, 2019[1]	650,000	778,782
Praxair, Inc.
4.38%, 2014[1]	1,000,000	1,082,723
4.63%, 2015[1]	1,500,000	1,644,572
5.20%, 2017[1]	1,000,000	1,112,525

		5,658,417

Consumer Noncyclical - Other - 2.5%
Rensselaer Polytechnic Institute
5.60%, 2020[1]	3,000,000	3,251,160

Diversified Manufacturing - 2.8%
Amphenol Corporation
4.75%, 2014[1]	2,000,000	2,119,252
ITT Corporation
4.90%, 2014[1]	1,500,000	1,634,534

		3,753,786

Electric - 6.0%
American Water Capital Corporation
6.09%, 2017[1]	3,000,000	3,308,022
Arizona Public Service Company
6.38%, 2011[1]	600,000	635,046
Duke Energy Ohio, Inc.
5.70%, 2012[1]	600,000	649,090
East Coast Power LLC
7.07%, 2012[1]	70,307	71,080
Oncor Electric Delivery Company LLC
6.38%, 2015[1]	600,000	679,788
Sherwin-Williams Company
3.13%, 2014[1]	2,500,000	2,587,255

		7,930,281

Entertainment - 0.6%
Walt Disney Company
4.50%, 2013[1]	700,000	770,953

Financial - Other - 0.4%
Ford Motor Credit Company LLC
7.00%, 2015[1]	500,000	494,585

Financial Companies - Noncaptive Consumer - 0.5%
Residential Capital LLC
6.50%, 2012[1]	650,000	611,000

Financial Companies - Noncaptive Diversified - 1.6%
General Electrical Capital Corporation
6.00%, 2012[1]	2,000,000	2,152,246

Food & Beverage - 3.5%
Brown-Forman Corporation
5.00%, 2014[1]	2,000,000	2,199,974
General Mills, Inc.
5.25%, 2013[1]	1,000,000	1,102,994
5.70%, 2017[1]	1,200,000	1,393,708

		4,696,676

Health Care - 0.4%
Medtronic, Inc.
3.00%, 2015[1]	500,000	517,955

Independent Energy - 1.3%
Devon Financing Corporation ULC
6.88%, 2011[1]	1,600,000	1,708,264

Industrial - Other - 1.3%
Johns Hopkins University
5.25%, 2019[1]	1,500,000	1,681,290

Insurance - 0.4%
Hartford Financial Services Group, Inc.
4.00%, 2015[1]	500,000	490,892

Insurance - Life - 1.2%
New York Life Global Funding
3.00%, 2015[1,3,4]	500,000	503,891
RenaissanceRe Holdings, Ltd.
5.88%, 2013[1]	1,000,000	1,074,496

		1,578,387

Insurance - Property & Casualty - 1.4%
Berkshire Hathaway Finance Corporation
4.75%, 2012[1]	1,800,000	1,910,970

Integrated Energy - 2.6%
BP Capital Markets plc
5.25%, 2013[1]	2,000,000	1,838,512
Statoil ASA
2.90%, 2014[1]	1,500,000	1,533,645

		3,372,157

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series E
June 30, 2010 (Unaudited)	(U.S. Intermediate Bond Series	)

	Principal Amount	Value
CORPORATE BONDS - 59.4% (continued)
Media - Cable - 3.9%
Omnicom Group, Inc.
6.25%, 2019[1]	$4,500,000	$5,121,715

Media - Non Cable - 3.1%
DIRECTV Holdings LLC
3.55%, 2015[1]	4,000,000	4,026,539

Natural Gas Pipelines - 0.1%
Express Pipeline, LP
6.47%, 2013[1,3,4]	136,000	137,768

Pharmaceuticals - 4.4%
AstraZeneca plc
5.90%, 2017[1]	1,750,000	2,047,262
GlaxoSmithKline Capital, Inc.
4.85%, 2013[1]	500,000	546,650
Novartis Securities Investment, Ltd.
5.13%, 2019[1]	1,000,000	1,119,446
Wyeth
5.25%, 2013[1]	2,000,000	2,212,150

		5,925,508

Restaurants - 1.7%
Starbucks Corporation
6.25%, 2017[1]	2,000,000	2,252,288

Technology - 0.8%
Microsoft Corporation
2.95%, 2014[1]	1,000,000	1,046,369

Telecommunications - Wireless - 1.1%
AT&T, Inc.
4.85%, 2014[1]	1,300,000	1,423,817

U.S. Banking - 1.6%
American Express Bank FSB
3.15%, 2011[1]	2,000,000	2,071,122

TOTAL CORPORATE BONDS (cost $73,558,879)		$78,534,690

	Shares	Value
PREFERRED STOCKS - 1.6%
Financial Companies - 1.4%
JPMorgan Chase Capital XXIX
6.70%, 2040[1]	80,000	$1,896,800

Insurance Brokers - 0.2%
Woodbourne Capital Trust I
0.00%, 2049[2,3,5,6]	300,000	51,699
Woodbourne Capital Trust II
0.00%, 2049[2,3,5,6]	300,000	51,699
Woodbourne Capital Trust III
0.00%, 2049[2,3,5,6]	300,000	51,699
Woodbourne Capital Trust IV
0.00%, 2049[2,3,5,6]	300,000	51,699

		206,796

TOTAL PREFERRED STOCKS (cost $3,205,796)		$2,103,596

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 1.2%
Federal Home Loan Mortgage Corporation - 0.0%
C.M.O.’s - 0.0%
Federal Home Loan Mortgage Corporation
FHR 188 H, 7.00%, 2021[1]	$925	$1,028

Other Non-Agency - 1.2%
C.M.O.’s - 1.2%
Chase Mortgage Finance Corporation
2005-A1 2A2, 5.23%, 2035[1,2]	739,966	684,939
Homebanc Mortgage Trust
2006-1, 2.64%, 2037[1,2]	1,119,185	734,601
JP Morgan Mortgage Trust
2006-A3, 3.50%, 2036[1,2]	207,724	179,395

		1,598,935

U.S. Government Sponsored Agencies - 0.0%
C.M.O.’s - 0.0%
Federal National Mortgage Association
FNR 1990-68 J, 6.95%, 2020[1]	2,250	2,508
FNR 1990-103 K, 7.50%, 2020[1]	767	841

		3,349

U.S. Government Sponsored Securities - 0.0%
Pass Through’s - 0.0%
Government National Mortgage Association
#518436, 7.25%, 2029[1]	18,166	20,588

TOTAL MORTGAGE BACKED SECURITIES (cost $2,087,135)		$1,623,900

	Principal Amount	Value
ASSET BACKED SECURITIES - 0.2%
Home Equity Loans - 0.2%
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.61%, 2035[1,2]	$328,807	$300,854

TOTAL ASSET BACKED SECURITIES (cost $328,807)		$300,854

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 5.5%
Federal Home Loan Bank
1.63%, 3/16/2011[1]	$5,000,000	$5,045,585
U.S. Treasury Notes
0.88%, 5/31/2011	2,250,000	2,260,724

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $7,253,853)		$7,306,309

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series E
June 30, 2010 (Unaudited)	(U.S. Intermediate Bond Series	)

	Principal Amount	Value
U.S. GOVERNMENT SECURITIES - 30.3%
U.S. Treasury Notes
0.88%, 1/31/2011	$3,000,000	$3,010,782
1.38%, 4/15/2012	4,500,000	4,567,676
1.50%, 7/15/2012	2,000,000	2,036,406
3.63%, 12/31/2012	2,000,000	2,144,844
2.50%, 3/31/2013	7,000,000	7,317,183
2.25%, 5/31/2014	1,750,000	1,805,645
2.13%, 5/31/2015	6,500,000	6,611,735
3.25%, 6/30/2016	2,000,000	2,121,094
2.75%, 5/31/2017	2,000,000	2,042,188
2.75%, 2/15/2019	3,250,000	3,237,813
3.13%, 5/15/2019	3,000,000	3,062,577
3.50%, 5/15/2020	2,000,000	2,093,120

TOTAL U.S. GOVERNMENT SECURITIES (cost $39,184,725)		$40,051,063

Total Investments - 98.2%[7] (cost $125,619,195)		$129,920,412
Cash & Other Assets, Less Liabilities - 1.8%		2,443,843

Total Net Assets - 100.0%		$132,364,255

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $126,854,152.

plc	Public Limited Company

[1]	Value determined based on Level 2 inputs.

[2]	Variable rate security. Rate indicated is rate effective at June 30, 2010.

[3]	Security was acquired through a private placement.

[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,170,368 (cost $2,374,511), or 1.6% of total net assets.

[5]	Value determined based on Level 3 inputs.

[6]	Security was fair valued by the Valuation Committee at June 30, 2010. The total market value of fair valued securities amounts to $206,796, (cost $1,205,796) or 0.2% of total net assets.

[7]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

The accompanying notes are an integral part of the financial statements

Series E

(U.S. Intermediate Bond Series)

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets:
Investments, at value*	$129,920,412
Cash	391,307
Receivables:
Fund shares sold	31,764
Securities sold	1,770,688
Interest	1,210,435
Security Investors	21,488
Prepaid expenses	2,117

Total assets	133,348,211

Liabilities:
Payable for:
Fund shares redeemed	868,739
Management fees	81,510
Administration fees	11,461
Transfer agent/maintenance fees	2,102
Custodian fees	349
Professional fees	9,176
Other fees	10,619

Total liabilities	983,956

Net assets	$132,364,255

Net assets consist of:
Paid in capital	$146,430,659
Undistributed net investment income	560,999
Accumulated net realized loss on sale of investments	(18,928,621)
Net unrealized appreciation in value of investments	4,301,218

Net assets	$132,364,255

Capital shares outstanding	10,349,290
Net asset value per share (net assets divided by shares outstanding)	$12.79

* Investments, at cost	$125,619,195

Statement of Operations

For Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends	$18,008
Interest	2,293,595

Total investment income	2,311,603

Expenses:
Management fees	499,810
Administration fees	65,137
Transfer agent/maintenance fees	12,799
Custodian fees	2,050
Director’s fees	6,273
Professional fees	7,805
Reports to shareholders	7,093
Other	2,633

Total expenses	603,600
Reimbursement of Expenses	(21,487)
Expenses waived	(66,467)

Net expenses	515,646

Net investment income	1,795,957

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(988,862)

Net realized loss	(988,862)

Net change in unrealized appreciation (depreciation) during the period on: Investments	5,118,078

Net change in unrealized appreciation (depreciation)	5,118,078

Net realized and unrealized gain	4,129,216

Net increase in net assets resulting from operations	$5,925,173

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets	Series E
	(U.S. Intermediate Bond Series	)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment income	$1,795,957	$3,491,194
Net realized loss during the period on investments	(988,862)	(9,761,362)
Net unrealized appreciation during the period on investments	5,118,078	15,320,180

Net increase in net assets resulting from operations	5,925,173	9,050,012

Capital share transactions:
Proceeds from sale of shares	31,813,396	71,807,375
Cost of shares redeemed	(35,942,949)	(49,358,471)

Net increase (decrease) from capital share transactions	(4,129,553)	22,448,904

Net increase in net assets	1,795,620	31,498,916

Net assets:
Beginning of period	130,568,635	99,069,719

End of period	$132,364,255	$130,568,635

Undistributed net investment income at end of period	$560,999	$2,568,703

Capital share activity:
Shares sold	2,541,423	6,109,866
Shares redeemed	(2,863,681)	(4,215,010)

Total capital share activity	(322,258)	1,894,856

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series E
Selected data for each share of capital stock outstanding throughout each period	(U.S. Intermediate Bond Series	)

	Six Months Ended June 30, 2010[a]	2009	2008	2007	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$12.24	$11.29	$12.36	$12.01	$11.57	$11.36

Income (loss) from investment operations:
Net investment income[b]	0.17	0.37	0.58	0.60	0.63	0.49
Net gain (loss) on investments (realized and unrealized)	0.38	0.58	(1.65)	(0.25)	(0.19)	(0.28)

Total from investment operations	0.55	0.95	(1.07)	0.35	0.44	0.21

Net asset value, end of period	$12.79	$12.24	$11.29	$12.36	$12.01	$11.57

Total Return[c]	4.49%	8.41%	(8.66%)	2.91%	3.80%	1.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132,364	$130,569	$99,070	$121,652	$151,311	$159,386

Ratios to average net assets:
Net investment income	2.69%	3.08%	4.80%	4.90%	4.67%	4.23%
Total expenses[d]	0.91%	0.92%	0.93%	0.91%	0.93%	0.92%
Net expenses[e]	0.77%	0.77%	0.78%	0.76%	0.78%	0.77%
Net expense prior to custodian earnings credits and net of expense waivers	0.77%	0.77%	0.78%	0.76%	0.78%	0.77%

Portfolio turnover rate	53%	76%[f]	34%	31%	64%	60%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reduction by the Investment Manager and custodian earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[f]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

[g]	Effective November 24, 2008, the Series’ name became U.S. Intermediate Bond Series. Prior to November 24, 2008, the Series was known as the Diversified Income Series.

The accompanying notes are an integral part of the financial statements

Performance Summary	Series J
June 30, 2010	(Mid Cap Growth Series	)
	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series J (Mid Cap Growth Series) on June 30, 2000 and reflects the fees and expenses of Series J. The Russell MidCap Growth Index is an unmanaged capitalization-weighted Index that is designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns

Periods Ended 6-30-10[1]	1 Year	5 Years	10 Years
Series J	14.61%	(3.03%)	(1.18%)

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	19.87%
Consumer Staples	1.98
Energy	5.50
Financials	7.24
Health Care	12.61
Industrials	17.74
Information Technology	22.73
Materials	7.36
Exchange Traded Funds	1.41
Cash & Other Assets, Less Liabilities	3.56

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series J
June 30, 2010 (Unaudited)	(Mid Cap Growth Series)

	Shares	Value
COMMON STOCKS - 96.4%
Aerospace & Defense - 3.2%
Goodrich Corp.	66,680	$4,417,550

Apparel Retail - 1.0%
The Gap, Inc.	70,280	1,367,649

Apparel, Accessories & Luxury Goods - 1.8%
Phillips-Van Heusen Corp.	54,050	2,500,894

Application Software - 3.7%
Cadence Design Systems, Inc.*	386,520	2,237,951
Nuance Communications, Inc.*	200,070	2,991,046

		5,228,997

Asset Management & Custody Banks - 2.3%
T. Rowe Price Group, Inc.	70,600	3,133,934

Auto Parts & Equipment - 2.6%
Johnson Controls, Inc.	130,700	3,511,909

Casinos & Gaming - 2.8%
Penn National Gaming, Inc.*	97,040	2,241,623
WMS Industries, Inc.*	39,345	1,544,291

		3,785,914

Coal & Consumable Fuels - 2.1%
Peabody Energy Corp.	72,700	2,844,751

Communications Equipment - 1.6%
CommScope, Inc.*	90,250	2,145,243

Computer Storage & Peripherals - 3.2%
NetApp, Inc.*	38,200	1,425,242
QLogic Corp.*	174,620	2,902,184

		4,327,426

Construction & Farm Machinery & Heavy Trucks - 2.5%
Navistar International Corp.*	68,200	3,355,440

Consumer Finance - 1.8%
Discover Financial Services	181,000	2,530,380

Data Processing & Outsourced Services - 1.0%
Alliance Data Systems Corp.*	22,810	1,357,651

Department Stores - 1.6%
Kohl’s Corp.*	44,800	2,128,000

Diversified Banks - 1.5%
Comerica, Inc.	55,500	2,044,065

Diversified Chemicals - 1.1%
Solutia, Inc.*	117,800	1,543,180

Electrical Components & Equipment - 6.0%
Cooper Industries plc	106,000	4,664,001
Roper Industries, Inc.	65,170	3,646,913

		8,310,914

Electronic Equipment & Instruments - 1.8%
Agilent Technologies, Inc.*	84,400	2,399,492

Exchange Traded Funds - 1.4%
iShares Russell Midcap Growth Index Fund	44,315	1,936,566

Health Care Equipment - 5.4%
Hill-Rom Holdings, Inc.	28,600	870,298
Hospira, Inc.*	56,700	3,257,415
Zimmer Holdings, Inc.*	60,950	3,294,347

		7,422,060

Health Care Facilities - 1.0%
Community Health Systems, Inc.*	39,450	1,333,805

Homefurnishing Retail - 1.5%
Bed Bath & Beyond, Inc.*	54,000	2,002,320

Hotels, Resorts & Cruise Lines - 1.6%
Royal Caribbean Cruises Ltd.*	96,750	2,202,998

Household Products - 2.0%
Clorox Co.	43,600	2,710,176

Housewares & Specialties - 4.2%
Fortune Brands, Inc.	58,600	2,295,948
Jarden Corp.	133,325	3,582,442

		5,878,390

Industrial Gases - 1.9%
Praxair, Inc.	33,430	2,540,346

Industrial Machinery - 3.7%
Dover Corp.	120,200	5,023,158

Internet Software & Services - 1.6%
Equinix, Inc.*	26,500	2,152,330

IT Consulting & Other Services - 2.6%
Cognizant Technology Solutions Corp.*	70,800	3,544,248

Leisure Facilities - 1.0%
Life Time Fitness, Inc.*	41,800	1,328,822

Life Sciences Tools & Services - 3.2%
Thermo Fisher Scientific, Inc.*	90,485	4,438,289

Metal & Glass Containers - 2.8%
Ball Corp.	72,226	3,815,699

Multi-Line Insurance - 1.6%
HCC Insurance Holdings, Inc.	88,775	2,198,069

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series J
June 30, 2010 (Unaudited)	(Mid Cap Growth Series)

	Shares	Value
COMMON STOCKS - 96.4% (continued)
Oil & Gas Equipment & Services -1.7%
FMC Technologies, Inc.*	45,300	$2,385,498

Oil & Gas Exploration & Production - 1.7%
Newfield Exploration Co.*	46,950	2,293,977

Pharmaceuticals - 3.0%
Teva Pharmaceutical Industries Ltd. ADR	78,005	4,055,480

Railroads - 2.3%
Union Pacific Corp.	45,440	3,158,534

Restaurants - 1.8%
Darden Restaurants, Inc.	63,750	2,476,688

Semiconductor Equipment - 4.1%
Lam Research Corp.*	93,675	3,565,271
Veeco Instruments, Inc.*	61,800	2,118,504

		5,683,775

Specialty Chemicals - 1.6%
International Flavors & Fragrances, Inc.	51,050	2,165,541

Systems Software - 3.1%
Check Point Software Technologies Ltd.*	59,765	1,761,872
Rovi Corp.*	65,600	2,486,896

		4,248,768

TOTAL COMMON STOCKS (cost $129,825,919)		$131,928,926

	Shares	Value
WARRANT - 0.0%
Nova Biosource Fuels, Inc.
$2.40, 7/5/2011[1]	358,100	$947

TOTAL WARRANT (cost $369,900)		$947

Total Investments - 96.4%[2] (cost $130,195,819)		$131,929,873
Cash & Other Assets, Less Liabilities - 3.6%		4,866,430

Total Net Assets - 100.0%		$136,796,303

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $131,393,474.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security

[1]	Value determined based on Level 2 inputs.

[2]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

The accompanying notes are an integral part of the financial statements

Series J

(Mid Cap Growth Series)

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets:
Investments, at value*	$131,929,873
Cash	4,919,567
Receivables:
Fund shares sold	98,107
Securities sold	2,188,196
Dividends	111,349
Prepaid expenses	2,361

Total assets	139,249,453

Liabilities:
Payable for:
Fund shares redeemed	82,567
Securities purchased	2,228,509
Management fees	89,558
Administration fees	11,344
Transfer agent/maintenance fees	2,101
Custodian fees	997
Directors’ fees	148
Professional fees	14,421
Other fees	23,505

Total liabilities	2,453,150

Net assets	$136,796,303

Net assets consist of:
Paid in capital	$201,694,901
Accumulated net investment loss	(71,971)
Accumulated net realized loss on sale of investments	(66,560,681)
Net unrealized appreciation in value of investments	1,734,054

Net assets	$136,796,303

Capital shares outstanding	5,950,944
Net asset value per share (net assets divided by shares outstanding)	$22.99

* Investments, at cost	$130,195,819

Statement of Operations

For Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends	$624,848
Interest	982

Total investment income	625,830

Expenses:
Management fees	576,183
Administration fees	72,569
Transfer agent/maintenance fees	12,786
Custodian fees	3,358
Directors’ fees	7,549
Professional fees	12,490
Reports to shareholders	9,573
Other	3,293

Total expenses	697,801

Net investment loss	(71,971)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	14,172,976

Net realized gain	14,172,976

Net change in unrealized appreciation (depreciation) during the period on:
Investments	(20,982,584)

Net change in unrealized appreciation (depreciation)	(20,982,584)

Net realized and unrealized loss	(6,809,608)

Net decrease in net assets resulting from operations	$(6,881,579)

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets	Series J (Mid Cap Growth Series	)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment loss	$(71,971)	$(184,141)
Net realized gain (loss) during the period on investments	14,172,976	(10,016,613)
Net change in unrealized appreciation (depreciation) during the period on investments	(20,982,584)	59,381,654

Net increase (decrease) in net assets resulting from operations	(6,881,579)	49,180,900

Capital share transactions:
Proceeds from sale of shares	9,740,143	25,347,942
Cost of shares redeemed	(20,335,530)	(42,285,359)

Net decrease from capital share transactions	(10,595,387)	(16,937,417)

Net increase (decrease) in net assets	(17,476,966)	32,243,483

Net assets:
Beginning of period	154,273,269	122,029,786

End of period	$136,796,303	$154,273,269

Accumulated net investment loss at end of period	$(71,971)	$—

Capital share activity:
Shares sold	387,892	1,288,966
Shares redeemed	(811,358)	(2,174,470)

Total capital share activity	(423,466)	(885,504)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series J
Selected data for each share of capital stock outstanding throughout each period	(Mid Cap Growth Series	)

	Six Months Ended June 30, 2010[a]	2009	2008	2007	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$24.20	$16.81	$28.00	$31.26	$29.79	$27.63

Income (loss) from investment operations:
Net investment loss[b]	(0.01)	(0.03)	(0.01)	(0.04)	(0.16)	(0.13)
Net gain (loss) on investments (realized and unrealized)	(1.20)	7.42	(11.18)	(3.22)	1.63	2.29

Total from investment operations	(1.21)	7.39	(11.19)	(3.26)	1.47	2.16

Net asset value, end of period	$22.99	$24.20	$16.81	$28.00	$31.26	$29.79

Total Return[c]	(5.00%)	43.96%	(39.96%)	(10.43%)	4.93%	7.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$136,796	$154,273	$122,030	$252,066	$380,664	$420,798

Ratios to average net assets:
Net investment loss	(0.09%)	(0.13%)	(0.06%)	(0.14%)	(0.48%)	(0.47%)
Total expenses[d]	0.91%	0.92%	0.91%	0.90%	0.90%	0.90%
Net expenses[e]	0.91%	0.92%	0.91%	0.90%	0.90%	0.90%
Net expenses prior to custodian earnings credits and net of expense waivers	0.91%	0.92%	0.91%	0.90%	0.90%	0.90%

Portfolio turnover rate	137%	136%	203%[f]	34%	29%	29%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[f]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

The accompanying notes are an integral part of the financial statements

Series N
Performance Summary	(Managed Asset Allocation Series	)
June 30, 2010	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series N (Managed Asset Allocation Series) on June 30, 2000 and reflects the fees and expenses of Series N. The blended index is 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that tracks investment grade bonds including U.S. Treasury and agency issues, corporate bond issues, asset-backed, commercial mortgage-backed and mortgage-backed securities and Yankee issues.

Average Annual Returns

Periods Ended 6-30-10[1]	1 Year	5 Years	10 Years
Series N	11.71%	1.68%	2.28%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector for Equity Holdings & Quality Ratings (Based on Standard and Poor’s Ratings) for Fixed Income Holdings

Consumer Discretionary	7.63%
Consumer Staples	6.42
Energy	6.14
Financials	10.60
Health Care	7.22
Industrials	6.92
Information Technology	9.92
Materials	2.53
Telecommunication Services	2.14
Utilities	1.89
AAA	20.49
AA	0.65
A	4.55
BBB	5.84
BB	2.27
B	0.65
CCC	0.38
C	0.03
Not Rated	0.32
Short Term Investments	3.26
Cash & Other Assets, Less Liabilities	0.15

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Series N (Managed Asset Allocation Series	)

	Shares	Value
COMMON STOCKS - 49.7%
Advertising - 0.1%
Lamar Advertising Co.*	910	$22,313
Omnicom Group, Inc.	1,600	54,880

		77,193

Aerospace & Defense - 1.4%
American Science & Engineering, Inc.	270	20,577
Boeing Co.	1,790	112,323
General Dynamics Corp.	800	46,848
Goodrich Corp.	300	19,875
Honeywell International, Inc.	3,800	148,314
Lockheed Martin Corp.	1,700	126,650
Northrop Grumman Corp.	900	48,996
Precision Castparts Corp.	1,000	102,920
Raytheon Co.	1,100	53,229
Teledyne Technologies, Inc.*	360	13,889
Triumph Group, Inc.	360	23,987
United Technologies Corp.	3,910	253,797

		971,405

Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	1,400	36,148
Bunge Ltd.	360	17,708

		53,856

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	700	38,962
Expeditors International of Washington, Inc.	800	27,608
FedEx Corp.	1,000	70,110
United Parcel Service, Inc.	3,100	176,359
UTI Worldwide, Inc.	1,080	13,370

		326,409

Airlines - 0.1%
AirTran Holdings, Inc.*	1,170	5,675
AMR Corp.*	1,440	9,763
Delta Air Lines, Inc.*	540	6,345
Skywest, Inc.	450	5,499
Southwest Airlines Co.	4,800	53,328

		80,610

Apparel Retail - 0.2%
American Eagle Outfitters, Inc.	810	9,518
Dress Barn, Inc.*	168	4,000
J Crew Group, Inc.*	360	13,252
The Gap, Inc.	4,600	89,515

		116,285

Apparel, Accessories & Luxury Goods - 0.2%
Anvil Holdings, Inc.*[4]	30	90
Coach, Inc.	2,500	91,375
Fossil, Inc.*	540	18,738

		110,203

Application Software - 0.3%
Autodesk, Inc.*	1,900	46,284
Cadence Design Systems, Inc.*	2,070	11,985
Factset Research Systems, Inc.	290	19,427
Intuit, Inc.*	1,800	62,587
Jack Henry & Associates, Inc.	900	21,492
Salary.com, Inc.*	2,160	5,486
Symyx Technologies, Inc.*	1,440	7,214
Taleo Corp.*	540	13,117

		187,592

Asset Management & Custody
Banks - 0.6%
Bank of New York Mellon Corp.	2,900	71,602
BlackRock, Inc.	40	5,736
Eaton Vance Corp.	540	14,909
Franklin Resources, Inc.	800	68,952
Invesco Ltd.	3,500	58,906
Janus Capital Group, Inc.	1,700	15,096
Legg Mason, Inc.	600	16,818
Northern Trust Corp.	1,300	60,710
State Street Corp.	2,100	71,022
Waddell & Reed Financial, Inc.	540	11,815

		395,566

Auto Parts & Equipment - 0.1%
BorgWarner, Inc.*	180	6,721
Gentex Corp.	1,350	24,273
Johnson Controls, Inc.	2,700	72,549

		103,543

Automobile Manufacturers - 0.1%
Ford Motor Co.*	6,800	68,543
Thor Industries, Inc.	270	6,413
Winnebago Industries, Inc.*	540	5,368

		80,324

Automotive Retail - 0.1%
Advance Auto Parts, Inc.	180	9,032
AutoZone, Inc.*	400	77,288
CarMax, Inc.*	900	17,910

		104,230

Biotechnology - 0.9%
Acorda Therapeutics, Inc.*	100	3,111
Alexion Pharmaceuticals, Inc.*	130	6,655
Alkermes, Inc.*	900	11,205
Amgen, Inc.*	3,710	195,145
Biogen Idec, Inc.*	1,100	52,195
BioMarin Pharmaceutical, Inc.*	540	10,238
Celgene Corp.*	2,300	116,886
Cephalon, Inc.*	400	22,700
Gilead Sciences, Inc.*	3,300	113,124
Human Genome Sciences. Inc.*	1,350	30,591
Incyte Corporation Ltd.*	630	6,974
Martek Biosciences Corp.*	360	8,536
Maxygen, Inc.*	1,350	7,466
Vertex Pharmaceuticals, Inc.*	640	21,056

		605,882

Brewers - 0.0%
Boston Beer Company, Inc.*	450	30,353
Cia Cervecerias Unidas S.A. ADR	700	30,163

		60,516

Broadcasting - 0.1%
Discovery Communications, Inc.*	2,713	83,913

Building Products - 0.1%
AO Smith Corp.	540	26,022
Masco Corp.	2,300	24,748
Universal Forest Products, Inc.	450	13,640
USG Corp.*	450	5,436

		69,846

Cable & Satellite - 0.5%
Cablevision Systems Corp.	3,230	77,552
Comcast Corp.	6,800	118,116
DISH Network Corp.	630	11,435

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Series N (Managed Asset Allocation Series	)

	Shares	Value
COMMON STOCKS - 49.7% (continued)
Cable & Satellite - 0.5% (continued)
Liberty Global, Inc.*	875	$22,741
Time Warner Cable, Inc.	2,139	111,399

		341,243

Casinos & Gaming - 0.2%
International Game Technology	1,200	18,840
Las Vegas Sands Corp.*	50	1,107
MGM Resorts International*	7,771	74,912
Wynn Resorts Ltd.	300	22,881

		117,740

Catalog Retail - 0.1%
Liberty Media Corp - Interactive*	4,500	47,250

Coal & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc.*	310	10,500
Arch Coal, Inc.	630	12,480
Consol Energy, Inc.	1,000	33,760
Peabody Energy Corp.	1,900	74,347
Westmoreland Coal Company*	810	6,577

		137,664

Commodity Chemicals - 0.0%
Koppers Holdings, Inc.	630	14,162

Communications Equipment - 1.1%
Blue Coat Systems, Inc.*	450	9,194
Cisco Systems, Inc.*	18,100	385,711
F5 Networks, Inc.*	60	4,114
Finisar Corp.*	553	8,232
Ixia*	1,710	14,689
JDS Uniphase Corp.*	3,800	37,392
Juniper Networks, Inc.*	3,000	68,460
Palm, Inc.*	1,530	8,706
QUALCOMM, Inc.	7,100	233,164
Riverbed Technology, Inc.*	220	6,076

		775,738

Computer & Electronics Retail - 0.0%
Rent-A-Center, Inc.*	900	18,234

Computer Hardware - 2.6%
Apple, Inc.*	3,200	804,895
Avid Technology, Inc.*	630	8,020
Dell, Inc.*	5,300	63,918
Hewlett-Packard Co.	8,500	367,880
International Business Machines Corp.	4,520	558,130

		1,802,843

Computer Storage & Peripherals - 0.3%
EMC Corp.*	6,200	113,460
Isilon Systems, Inc.*	1,710	21,956
NetApp, Inc.*	1,200	44,772

		180,188

Construction & Engineering - 0.1%
Fluor Corp.	1,100	46,750
Foster Wheeler AG*	800	16,848
Insituform Technologies, Inc.*	810	16,589
Quanta Services, Inc.*	600	12,390

		92,577

Construction & Farm Machinery & Heavy Trucks - 0.2%
Bucyrus International, Inc.	100	4,745
Greenbrier Companies, Inc.*	700	7,840
Joy Global, Inc.	1,050	52,595
Oshkosh Corp.*	400	12,464
PACCAR, Inc.	2,300	91,701

		169,345

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	120	10,177
Vulcan Materials Co.	1,400	61,362

		71,539

Consumer Electronics - 0.1%
Harman International Industries, Inc.*	1,400	41,846

Consumer Finance - 0.2%
American Express Co.	3,700	146,890
SLM Corp.*	1,500	15,585

		162,475

Data Processing & Outsourced Services - 0.7%
Automatic Data Processing, Inc.	1,800	72,468
Computer Sciences Corp.	800	36,200
Fidelity National Information Services, Inc.	1,000	26,820
Fiserv, Inc.*	800	36,528
Global Payments, Inc.	450	16,443
Heartland Payment Systems, Inc.	900	13,356
Mastercard, Inc.	400	79,812
Paychex, Inc.	900	23,373
Visa, Inc.	2,210	156,358
Western Union Co.	3,000	44,730

		506,088

Department Stores - 0.3%
Kohl’s Corp.*	2,670	126,825
Macy’s, Inc.	3,600	64,440

		191,265

Distributors - 0.0%
Genuine Parts Co.	400	15,780

Diversified Banks - 1.1%
Barclays plc ADR	5,600	88,984
New York Community Bancorp. Inc.	40	611
U.S. Bancorp	8,100	181,035
Wells Fargo & Co.	19,291	493,849

		764,479

Diversified Chemicals - 0.2%
Cabot Corp.	660	15,913
Dow Chemical Co.	2,700	64,044
E. I. du Pont de Nemours & Co.	2,051	70,944

		150,901

Diversified Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	2,069	122,340

Diversified Real Estate Activities - 0.0%
St. Joe Co.*	540	12,506

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Series N (Managed Asset Allocation Series	)

	Shares	Value
COMMON STOCKS - 49.7% (continued)
Diversified Support Services - 0.0%
Cintas Corp.	1,200	$28,764

Drug Retail - 0.3%
CVS Caremark Corp.	4,168	122,206
Walgreen Co.	2,900	77,430

		199,636

Education Services - 0.1%
Apollo Group, Inc.*	1,000	42,470
Corinthian Colleges, Inc.*	1,080	10,638
Education Management Corporation*	270	4,118

		57,226

Electric Utilities - 0.7%
Allegheny Energy, Inc.	3,600	74,448
Duke Energy Corp.	600	9,600
Entergy Corp.	1,200	85,944
Exelon Corp.	2,700	102,519
FirstEnergy Corp.	800	28,184
Great Plains Energy, Inc.	1,260	21,445
NextEra Energy, Inc.	700	34,132
Pepco Holdings, Inc.	900	14,112
PPL Corp.	3,000	74,850
Progress Energy, Inc.	400	15,688

		460,922

Electrical Components & Equipment - 0.5%
A123 Systems, Inc.*	200	1,886
Baldor Electric Co.	450	16,236
Belden, Inc.	250	5,500
Cooper Industries plc	1,400	61,600
Emerson Electric Co.	5,000	218,450
First Solar, Inc.*	100	11,383
General Cable Corp.*	360	9,594
Rockwell Automation, Inc.	1,700	83,453

		408,102

Electronic Components - 0.1%
AVX Corporation	1,170	14,999
Corning, Inc.	5,500	88,825

		103,824

Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc.*	1,500	42,645

Electronic Manufacturing Services - 0.1%
Plexus Corp.*	450	12,033
Tyco Electronics, Ltd.	2,275	57,740

		69,773

Environmental & Facilities Services - 0.3%
Covanta Holding Corporation*	900	14,931
Republic Services, Inc.	5,100	151,623
Waste Connections, Inc.*	450	15,701

		182,255

Fertilizers & Agricultural Chemicals - 0.2%
American Vanguard Corp.	1,260	9,992
Monsanto Co.	2,600	120,172
Mosaic Co.	400	15,592
Potash Corporation of Saskatchewan, Inc.	200	17,248

		163,004

Food Distributors - 0.1%
Sysco Corp.	2,500	71,425

Food Retail - 0.2%
Casey’s General Stores, Inc.	270	9,423
Kroger Co.	3,700	72,853
Pantry, Inc.*	360	5,080
Whole Foods Market, Inc.*	900	32,418

		119,774

Footwear - 0.1%
NIKE, Inc.	1,080	72,954

Forest Products - 0.1%
Weyerhaeuser Co.	1,400	49,280

Gas Utilities - 0.1%
National Fuel Gas Co.	270	12,388
Southwest Gas Corp.	810	23,895

		36,283

General Merchandise Stores - 0.0%
Dollar Tree, Inc.*	540	22,480

Gold - 0.2%
Agnico-Eagle Mines Ltd.	700	42,546
Allied Nevada Gold Corp.*	1,260	24,797
Barrick Gold Corp.	1,100	49,951

		117,294

Health Care Distributors - 0.2%
Cardinal Health, Inc.	600	20,166
Henry Schein, Inc.*	450	24,705
McKesson Corp.	1,600	107,456

		152,327

Health Care Equipment - 1.1%
Baxter International, Inc.	2,100	85,344
Boston Scientific Corp.*	3,500	20,300
CareFusion Corp.*	1,300	29,510
Covidien plc	1,075	43,194
CR Bard, Inc.	500	38,765
Edwards Lifesciences Corp.*	640	35,853
Gen-Probe, Inc.*	310	14,080
Hologic, Inc.*	838	11,673
Hospira, Inc.*	500	28,725
Intuitive Surgical, Inc.*	100	31,562
Medtronic, Inc.	2,500	90,676
Micrus Endovascular Corp.*	900	18,711
St. Jude Medical, Inc.*	1,900	68,571
STERIS Corp.	450	13,986
Stryker Corp.	1,700	85,102
Thoratec Corp.*	540	23,074
Zimmer Holdings, Inc.*	1,500	81,075

		720,201

Health Care Facilities - 0.1%
Community Health Systems, Inc.*	450	15,215
Health Management Associates, Inc.*	450	3,497

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Series N (Managed Asset Allocation Series	)

	Shares	Value
COMMON STOCKS - 49.7% (continued)
Health Care Facilities - 0.1% (continued)
LifePoint Hospitals, Inc.*	630	$19,782
Tenet Healthcare Corp.*	7,700	33,417

		71,911

Health Care Services - 0.4%
DaVita, Inc.*	700	43,708
Express Scripts, Inc.*	2,800	131,656
Healthways, Inc.*	270	3,218
Medco Health Solutions, Inc.*	1,400	77,112
Omnicare, Inc.	550	13,035

		268,729

Health Care Supplies - 0.0%
DENTSPLY International, Inc.	1,000	29,910

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	450	18,414

Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	2,126	22,302
Electronic Arts, Inc.*	1,600	23,040

		45,342

Home Furnishings - 0.0%
Mohawk Industries, Inc.*	230	10,525

Home Improvement Retail - 0.5%
Home Depot, Inc.	5,850	164,210
Lowe’s Companies, Inc.	9,800	200,116

		364,326

Homebuilding - 0.1%
DR Horton, Inc.	2,300	22,609
Lennar Corp.	1,200	16,692
Toll Brothers, Inc.*	900	14,724

		54,025

Homefurnishing Retail - 0.2%
Bed Bath & Beyond, Inc.*	2,900	107,532
Williams-Sonoma, Inc.	630	15,637

		123,169

Hotels, Resorts & Cruise Lines - 0.2%
Carnival Corp.	1,900	57,456
Choice Hotels International, Inc.	450	13,595
Gaylord Entertainment Co.*	360	7,952
Marriott International, Inc.	2,438	72,994
Starwood Hotels & Resorts Worldwide, Inc.	700	29,001

		180,998

Household Appliances - 0.0%
Stanley Black & Decker, Inc.	500	25,260

Household Products - 1.4%
Church & Dwight Company, Inc.	40	2,508
Clorox Co.	1,600	99,456
Colgate-Palmolive Co.	800	63,008
Energizer Holdings, Inc.*	270	13,576
Kimberly-Clark Co.	2,600	157,638
Procter & Gamble Co.	11,273	676,154

		1,012,340

Housewares & Specialties - 0.1%
Fortune Brands, Inc.	1,500	58,770

Human Resources & Employment Services - 0.0%
Manpower, Inc.	450	19,431
Robert Half International, Inc.	500	11,775

		31,206

Hypermarkets & Super Centers - 0.6%
BJ’s Wholesale Club, Inc.*	450	16,655
Wal-Mart Stores, Inc.	8,300	398,981

		415,636

Independent Power Producers & Energy Traders - 0.3%
AES Corp.*	7,300	67,453
Calpine Corp.*	3,300	41,976
Constellation Energy Group, Inc.	2,000	64,500
Mirant Corp.*	920	9,715
RRI Energy, Inc.*	2,070	7,845

		191,489

Industrial Conglomerates - 1.4%
3M Co.	3,200	252,768
General Electric Co.	35,900	517,678
McDermott International, Inc.*	2,110	45,703
Textron, Inc.	2,800	47,516
Tyco International, Ltd.	1,500	52,845

		916,510

Industrial Gases - 0.1%
Praxair, Inc.	1,200	91,188

Industrial Machinery - 0.3%
Actuant Corp.	610	11,486
CLARCOR, Inc.	90	3,197
Danaher Corp.	2,800	103,935
Harsco Corp.	500	11,750
Ingersoll-Rand plc	1,400	48,286
John Bean Technologies Corp.	278	4,240
Nordson Corp.	270	15,142

		198,036

Industrial REIT’s - 0.0%
AMB Property Corp.	630	14,937
EastGroup Properties, Inc.	450	16,011

		30,948

Insurance Brokers - 0.2%
AON Corporation	2,600	96,512
Marsh & McLennan Companies, Inc.	2,000	45,100

		141,612

Integrated Oil & Gas - 3.6%
BP plc ADR	3,900	112,632
Chevron Corp.	7,450	505,557
ConocoPhillips	3,100	152,179
Exxon Mobil Corp.	18,208	1,039,114
Hess Corp.	1,400	70,476
Murphy Oil Corp.	2,200	109,010
Occidental Petroleum Corp.	2,300	177,445
Royal Dutch Shell plc (Cl.B) ADR	4,000	193,120
Suncor Energy, Inc.	2,300	67,712

		2,427,245

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Series N (Managed Asset Allocation Series	)

	Shares	Value
COMMON STOCKS - 49.7% (continued)
Integrated Telecommunication Services - 0.8%
AT&T, Inc.	24,092	$582,785

Internet Retail - 0.5%
Amazon.com, Inc.*	1,900	207,594
Drugstore.com, Inc.*	4,580	14,106
Expedia, Inc.	5,000	93,900
Priceline.com, Inc.*	200	35,308

		350,908

Internet Software & Services - 0.8%
Akamai Technologies, Inc.*	1,300	52,741
Art Technology Group, Inc.*	2,960	10,123
Digital River, Inc.*	270	6,456
eBay, Inc.*	1,900	37,259
Google, Inc.*	1,000	444,950
VeriSign, Inc.*	1,500	39,825

		591,354

Investment Banking & Brokerage - 0.7%
Charles Schwab Corp.	1,900	26,942
Goldman Sachs Group, Inc.	1,800	236,286
Morgan Stanley	6,800	157,828
Raymond James Financial, Inc.	810	19,999
Stifel Financial Corp.*	395	17,139
TD Ameritrade Holding Corp.*	2,300	35,190

		493,384

IT Consulting & Other Services - 0.1%
Accenture plc	1,300	50,245
RightNow Technologies, Inc.*	450	7,061

		57,306

Leisure Products - 0.1%
Hasbro, Inc.	800	32,880
Mattel, Inc.	1,900	40,204
Pool Corp.	822	18,018

		91,102

Life & Health Insurance - 0.4%
Aflac, Inc.	700	29,869
MetLife, Inc.	3,800	143,488
Prudential Financial, Inc.[1]	2,200	118,052
StanCorp Financial Group, Inc.	450	18,243

		309,652

Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc.*	140	4,789
Covance, Inc.*	450	23,094
Illumina, Inc.*	700	30,471
Life Technologies Corp.*	1,000	47,250
Techne Corp.	330	18,959
Thermo Fisher Scientific, Inc.*	1,100	53,955
Waters Corp.*	400	25,880

		204,398

Managed Health Care - 0.5%
AMERIGROUP Corp.*	450	14,616
CIGNA Corp.	2,000	62,120
Humana, Inc.*	200	9,134
UnitedHealth Group, Inc.	5,100	144,840
WellPoint, Inc.*	2,200	107,646

		338,356

Metal & Glass Containers - 0.0%
Myers Industries, Inc.	900	7,281

Motorcycle Manufacturers - 0.1%
Harley-Davidson, Inc.	1,900	42,237

Movies & Entertainment - 0.6%
Ascent Media Corp.*	43	1,086
Madison Square Garden, Inc.*	335	6,589
Time Warner, Inc.	5,900	170,569
Walt Disney Co.	6,900	217,351

		395,595

Multi-Line Insurance - 0.1%
Hartford Financial Services Group, Inc.	1,000	22,130
Loews Corp.	1,500	49,965

		72,095

Multi-Utilities - 0.4%
Alliant Energy Corp.	810	25,709
CenterPoint Energy, Inc.	9,300	122,388
NiSource, Inc.	1,200	17,400
OGE Energy Corp.	630	23,033
Public Service Enterprise Group, Inc.	800	25,064
Sempra Energy	1,000	46,790
TECO Energy, Inc.	2,500	37,675

		298,059

Office REIT’s - 0.1%
Boston Properties, Inc.	700	49,937
Duke Realty Corp.	2,070	23,495
SL Green Realty Corp.	491	27,025

		100,457

Office Services & Supplies - 0.0%
American Reprographics Co.*	1,440	12,571
Herman Miller, Inc.	450	8,492

		21,063

Oil & Gas Drilling - 0.0%
Diamond Offshore Drilling, Inc.	300	18,657

Oil & Gas Equipment & Services -0.8%
Baker Hughes, Inc.	2,640	109,745
Complete Production Services, Inc.*	1,170	16,731
FMC Technologies, Inc.*	1,742	91,734
Halliburton Co.	1,400	34,370
Schlumberger Ltd.	5,700	315,438
Smith International, Inc.	1,600	60,240

		628,258

Oil & Gas Exploration & Production - 0.8%
Anadarko Petroleum Corp.	600	21,654
Concho Resources, Inc.*	540	29,878
Devon Energy Corp.	900	54,828
EOG Resources, Inc.	1,400	137,718
Forest Oil Corp.*	360	9,850
GeoMet, Inc.*	3,300	3,762

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2010 (Unaudited)	(Managed Asset Allocation Series	)

	Shares	Value
COMMON STOCKS - 49.7% (continued)
Oil & Gas Exploration & Production - 0.8% (continued)
Mariner Energy, Inc.*	450	$9,666
Newfield Exploration Co.*	2,460	120,196
Petrohawk Energy Corp.*	100	1,697
Range Resources Corp.	1,200	48,180
Southwestern Energy Co.*	2,400	92,736
Ultra Petroleum Corp.*	540	23,895
Whiting Petroleum Corp.*	360	28,231

		582,291

Oil & Gas Refining & Marketing - 0.1%
Holly Corp.	540	14,353
Valero Energy Corp.	2,500	44,950

		59,303

Oil & Gas Storage & Transportation - 0.2%
Spectra Energy Corp.	4,100	82,287
Williams Companies, Inc.	3,700	67,636

		149,923

Other Diversified Financial Services - 1.8%
Bank of America Corp.	35,278	506,945
Citigroup, Inc.*	69,700	262,072
JPMorgan Chase & Co.	14,636	535,823

		1,304,840

Packaged Foods & Meats - 0.4%
Campbell Soup Co.	1,800	64,494
Dean Foods Co.*	1,200	12,084
Kellogg Co.	1,500	75,450
Kraft Foods, Inc.	4,325	121,100
Tootsie Roll Industries, Inc.	659	15,585

		288,713

Paper Products - 0.1%
Clearwater Paper Corp.*	480	26,285
Domtar Corp.	213	10,469
International Paper Co.	2,800	63,364

		100,118

Personal Products - 0.2%
Avon Products, Inc.	4,500	119,250

Pharmaceuticals - 3.1%
Abbott Laboratories	4,100	191,798
Allergan, Inc.	1,200	69,912
Bristol-Myers Squibb Co.	4,900	122,206
Eli Lilly & Co.	2,840	95,140
Forest Laboratories, Inc.*	400	10,972
GlaxoSmithKline plc ADR	5,500	187,055
Johnson & Johnson	9,358	552,682
Medicines Co.*	540	4,109
Medicis Pharmaceutical Corp.	450	9,846
Merck & Company, Inc.	11,136	389,426
Pfizer, Inc.	27,472	391,751
Valeant Pharmaceuticals International*	540	28,237

		2,053,134

Property & Casualty Insurance - 0.9%
Allstate Corp.	1,600	45,968
Berkshire Hathaway, Inc.*	4,400	350,636
Chubb Corp.	1,900	95,019
Employers Holdings, Inc.	540	7,954
Infinity Property & Casualty Corp.	370	17,087
Markel Corp.*	50	17,000
ProAssurance Corp.*	360	20,434
SeaBright Holdings, Inc.	900	8,532
Selective Insurance Group, Inc.	540	8,024
Travelers Companies, Inc.	1,514	74,565
W.R. Berkley Corp.	270	7,144
White Mountains Insurance Group Ltd.	10	3,242

		655,605

Publishing - 0.1%
McGraw-Hill Companies, Inc.	1,400	39,396
Scholastic Corp.	450	10,854

		50,250

Railroads - 0.3%
CSX Corp.	1,600	79,408
Union Pacific Corp.	2,100	145,971

		225,379

Regional Banks - 0.7%
BB&T Corp	1,000	26,310
CIT Group, Inc.*	600	20,316
Citizens Republic Bancorp, Inc.*	1,200	1,020
City National Corp.	360	18,443
Commerce Bancshares, Inc.	554	19,938
East West Bancorp, Inc.	540	8,235
Fifth Third Bancorp	5,100	62,679
Glacier Bancorp, Inc.	900	13,203
Home Bancshares, Inc.	644	14,690
KeyCorp	1,800	13,842
Marshall & llsley Corp.	5,399	38,765
Pinnacle Financial Partners, Inc.*	450	5,783
PNC Financial Services Group, Inc.	2,000	113,000
Popular, Inc.*	1,890	5,065
Regions Financial Corp.	6,500	42,770
Sandy Spring Bancorp, Inc.	630	8,826
Signature Bank *	540	20,525
SunTrust Banks, Inc.	500	11,650
Synovus Financial Corp.	500	1,270
TCF Financial Corp.	360	5,980
Texas Capital Bancshares, Inc.*	90	1,476
Westamerica Bancorp	360	18,907
Western Alliance Bancorp*	700	5,019
Wilmington Trust Corp.	720	7,985
Zions Bancorp	1,100	23,727

		509,424

Reinsurance - 0.0%
Everest Re Group Ltd.	270	19,094

Research & Consulting Services - 0.1%
Advisory Board Co.*	540	23,198
Corporate Executive Board Co.	330	8,669
FTI Consulting, Inc.*	360	15,692
Huron Consulting Group, Inc.*	270	5,241
Navigant Consulting, Inc.*	810	8,408
Verisk Analytics, Inc.*	180	5,382

		66,590

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2010 (Unaudited)	(Managed Asset Allocation Series	)

	Shares	Value
COMMON STOCKS - 49.7% (continued)
Residential REIT’s - 0.1%
AvalonBay Communities, Inc.	700	$65,359
Camden Property Trust	540	22,059

		87,418

Restaurants - 0.6%
McDonald’s Corp.	3,900	256,893
Sonic Corp.*	630	4,883
Starbucks Corp.	4,300	104,490
Yum! Brands, Inc.	800	31,232

		397,498

Retail REIT’s - 0.2%
Kimco Realty Corp.	1,300	17,472
Regency Centers Corp.	450	15,480
Simon Property Group, Inc.	1,498	120,964
Weingarten Realty Investors	1,080	20,574

		174,490

Semiconductor Equipment - 0.3%
Advanced Energy Industries, Inc.*	1,170	14,379
Applied Materials, Inc.	10,100	121,401
BTU International, Inc.*	1,080	6,275
Cyberoptics Corporation*	1,170	11,314
Cymer, Inc.*	540	16,222
KLA-Tencor Corp.	600	16,728
Lam Research Corp.*	180	6,851
MEMC Electronic Materials, Inc.*	1,100	10,868
Varian Semiconductor Equipment Associates, Inc.*	760	21,782

		225,820

Semiconductors - 1.0%
Advanced Micro Devices, Inc.*	8,100	59,292
Analog Devices, Inc.	1,400	39,004
Cree, Inc.*	90	5,403
Intel Corp.	7,900	153,654
Intersil Corp.	810	9,809
Maxim Integrated Products, Inc.	1,350	22,586
Micron Technology, Inc.*	17,400	147,726
National Semiconductor Corp.	7,800	104,988
NVIDIA Corp.*	12,200	124,562
Semtech Corp.*	1,170	19,153
Texas Instruments, Inc.	700	16,296
Zoran Corp.*	1,069	10,198

		712,671

Soft Drinks - 1.2%
Coca-Cola Co.	7,700	385,924
PepsiCo, Inc.	7,197	438,657
Reed’s, Inc.*	1,800	3,798

		823,379

Specialized Consumer Services - 0.1%
H&R Block, Inc.	2,500	39,225
Jackson Hewitt Tax Service, Inc.*	600	678

		39,903

Specialized Finance - 0.2%
CME Group, Inc.	100	28,155
Interactive Brokers Group, Inc.*	360	5,976
IntercontinentalExchange, Inc.*	300	33,909
Moody’s Corp.	2,600	51,792
NYSE Euronext	1,500	41,445

		161,277

Specialized REIT’s - 0.1%
LaSalle Hotel Properties	990	20,364
Potlatch Corp.	585	20,902

		41,266

Specialty Chemicals - 0.2%
Albemarle Corp.	540	21,443
Arch Chemicals, Inc.	630	19,366
Senomyx, Inc.*	2,250	8,528
Sherwin-Williams Co.	900	62,271
Sigma-Aldrich Corp.	300	14,949

		126,557

Specialty Stores - 0.0%
AC Moore Arts & Crafts, Inc.*	1,620	3,677
Dick’s Sporting Goods, Inc.*	590	14,685
Hibbett Sports, Inc.*	360	8,626

		26,988

Steel - 0.2%
Carpenter Technology Corp.	360	11,819
Cliffs Natural Resources, Inc.	600	28,296
Haynes International, Inc.	270	8,324
Nucor Corp.	1,400	53,592
Steel Dynamics, Inc.	1,170	15,432
United States Steel Co.	1,100	42,405

		159,868

Systems Software - 1.6%
Ariba, Inc.*	900	14,337
CA, Inc.	6,700	123,280
CommVault Systems, Inc.*	180	4,050
McAfee, Inc.*	3,800	116,736
Microsoft Corp.	32,400	745,523
Red Hat, Inc.*	3,820	110,551
Websense, Inc.*	810	15,309

		1,129,786

Technology Distributors - 0.0%
SYNNEX Corp.*	630	16,141
Tech Data Corp.*	270	9,617

		25,758

Textiles - 0.0%
Culp, Inc.*	720	7,891

Thrifts & Mortgage Finance - 0.0%
BankAtlantic Bancorp, Inc.*	1,976	2,766
Brooklyn Federal Bancorp, Inc.	100	441
ESSA Bancorp, Inc.	270	3,324
First Defiance Financial Corporation	300	2,682
Kentucky First Federal Bancorp	270	2,427
Louisiana Bancorp, Inc.*	200	2,802
MutualFirst Financial, Inc.	100	670

		15,112

Tires & Rubber - 0.0%
Goodyear Tire & Rubber Co.*	1,200	11,928

Tobacco - 0.7%
Alliance One International, Inc.*	2,160	7,690
Altria Group, Inc.	5,000	100,200
Philip Morris International, Inc.	8,430	386,431

		494,321

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2010 (Unaudited)	(Managed Asset Allocation Series	)

	Shares	Value
COMMON STOCKS - 49.7%(continued)
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies, Inc.	810	$20,509
Fastenal Co.	1,000	50,191
H&E Equipment Services, Inc.*	360	2,696

		73,396

Trucking - 0.1%
Knight Transportation, Inc.	1,170	23,.681
Ryder System, Inc.	600	24,138

		47,819

Wireless Telecommunication Services - 0.8%
America Movil SAB de CV ADR	1,700	80,750
American Tower Corp.*	2,130	94,785
Crown Castle International Corp.*	2,440	90,914
Leap Wireless International, Inc.*	270	3,505
NII Holdings, Inc.*	1,140	37,073
NTELOS Holdings Corp.	810	13,932
SBA Communications Corp.*	270	9,183
Sprint Nextel Corp.*	24,100	102,184
Vodafone Group plc - SP ADR	8,100	167,427

		599,753

TOTAL COMMON STOCKS (cost $35,862,773)		$35,124,094

	Shares	Value
FOREIGN STOCKS - 11.7%
Advertising - 0.1%
Aegis Group plc[1,2]	12,112	$19,215
WPP plc [1,2]	4,086	38,489

		57,704

Aerospace & Defense - 0.2%
Finmeccanica SpA[1,2]	4,026	41,741
QinetiQ Group plc[1,2]	15,866	27,671
Rolls-Royce Group plc[1,2]	5,654	47,231

		116,643

Apparel Retail - 0.2%
Esprit Holdings, Ltd.[1,2]	7,355	39,506
Inditex S.A. [1,2]	734	41,859

		81,365

Apparel, Accessories & Luxury Goods - 0.1%
Cie Financiere Richemont S.A.[1,2]	2,733	95,420

Application Software - 0.1%
Autonomy Corporation plc1,2*	1,351	36,823

Auto Parts & Equipment - 0.3%
Aisin Seiki Company, Ltd.[1,2]	1,400	37,700
Autoliv, Inc.1,2*	751	36,122
GKN plc[1,2]	27,857	47,885
Koito Manufacturing Company, Ltd.[1,2]	1,000	14,729

		136,436

Automobile Manufacturers - 0.6%
Bayerische Motoren Werke AG1,2	1,083	52,616
Honda Motor Company, Ltd.	2,100	61,697
Toyota Motor Corporation[1,2]	4,200	144,338
Volkswagen AG1,2	652	57,220

		315,871

Biotechnology - 0.1%
CSL, Ltd.[1,2]	2,112	57,658

Brewers - 0.1%
Kirin Holdings Company, Ltd.[1,2]	3,000	37,777

Broadcasting - 0.0%
Television Broadcasts, Ltd.[1,2]	4,000	18,548

Cable & Satellite - 0.2%
British Sky Broadcasting Group plc ADR[1,2]	5,441	56,850
Jupiter Telecommunications Company, Ltd.[1,2]	59	56,500

		113,350

Catalog Retail - 0.0%
N Brown Group plc[1,2]	6,873	25,515

Commodity Chemicals - 0.1%
Asahi Kasei Corporation[1,2]	8,000	41,804
Tosoh Corporation[1,2]	6,000	15,536

		57,340

Communications Equipment - 0.0%
Alcatel-Lucent[1,2]	11,218	28,572

Construction & Engineering - 0.3%
Bouygues S.A.[1,2]	1,817	70,149
Carillion plc[1,2]	8,199	37,650
China Railway Construction Corporation, Ltd.[1,2]	42,500	53,392

		161,191

Construction Materials - 0.0%
Cemex S.A. de CV *	36,445	35,336

Data Processing & Outsourced Services - 0.0%
Cielo S.A.	4,600	39,115

Department Stores - 0.2%
Parkson Retail Group, Ltd.[1,2]	27,500	46,353
PPR [1,2]	629	78,147

		124,500

Distillers & Vintners - 0.1%
Pernod-Ricard S.A.[1,2]	1,160	89,988

Distributors - 0.1%
Jardine Cycle & Carriage, Ltd[1,2]	2,000	42,561

Diversified Banks - 1.3%
Allied Irish Banks plc[1,2]	6,868	7,248
Australia & New Zealand Banking Group, Ltd.[1,2]	5,393	96,854
Banco Santander S.A.[1,2]	5,415	56,790
Banka Intesa Sanpaolo SpA[1,2]	20,644	54,377
BNP Paribas[1,2]	2,021	108,745
China Citic Bank Corporation, Ltd.[1,2]	98,000	61,975
DBS Group Holdings Ltd.[1,2]	5,000	48,524
DnB NOR ASA1,2,*	10,395	99,984
Erste Group Bank AG1,2	919	29,162

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2010 (Unaudited)	(Managed Asset Allocation Series	)

	Shares	Value
FOREIGN STOCKS - 11.7% (continued)
Diversified Banks - 1.3% (continued)
Mitsubishi UFJ Financial Group, Inc.[1,2]	8,400	$38,151
Nordea Bank AB1,2	7,707	63,555
Societe Generale[1,2]	1,013	41,690
Standard Chartered plc[1,2]	4,982	121,342
Sumitomo Trust & Banking Company, Ltd.[1,2]	8,000	40,738
Swedbank AB1,2	6,560	60,202

		929,337

Diversified Capital Markets - 0.2%
Close Brothers Group plc[1,2]	3,173	32,614
Credit Suisse Group AG1,2	1,679	63,129
Deutsche Bank AG1,2	1,040	58,424

		154,167

Diversified Chemicals - 0.1%
BASF SE1,2	1,489	81,371

Diversified Metals & Mining - 0.3%
BHP Billiton plc[1,2]	2,314	59,977
BHP Billiton Ltd. [1,2]	2,425	75,431
Rio Tinto, Ltd.[1,2]	1,934	106,346

		241,754

Diversified Real Estate Activities - 0.1%
Hang Lung Properties, Ltd.[1,2]	11,000	42,074
Mitsui Fudosan Company, Ltd.[1,2]	2,000	27,843

		69,917

Diversified REIT’s - 0.1%
Mirvac Group[1,2]	49,157	53,678

Education Services - 0.1%
Benesse Holdings, Inc.[1,2]	1,200	54,640

Electric Utilities - 0.2%
E.ON AG1,2	3,776	101,544
EDP - Energias do Brasil S.A.	1,100	21,616
Scottish & Southern Energy plc[1,2]	5,438	90,558

		213,718

Electrical Components & Equipment - 0.0%
Legrand S.A.[1,2]	550	16,305
Prysmian SpA[1,2]	2,462	35,340

		51,645

Electronic Components - 0.2%
Hamamatsu Photonics KK1,2	1,800	50,015
Hosiden Corporation[1,2]	2,100	22,212
LG Display Company, Ltd.[1,2]	1,310	43,037
Nippon Electric Glass Company, Ltd.[1,2]	6,000	68,743

		184,007

Electronic Manufacturing Services - 0.0%
Venture Corporation, Ltd.[1,2]	4,000	25,385

Fertilizers & Agricultural Chemicals - 0.0%
Syngenta AG1,2	145	33,499

Food Retail - 0.2%
FamilyMart Company, Ltd.[1,2]	1,400	46,243
Tesco plc[1,2]	27,234	153,688

		199,931

Gas Utilities - 0.1%
Hong Kong & China Gas Company, Ltd.[1,2]	14,500	35,854

Health Care Equipment - 0.2%
Elekta AB1,2	2,813	71,188
Fresenius SE1,2	1,078	71,214
Terumo Corporation[1,2]	700	33,530

		175,932

Heavy Electrical Equipment - 0.1%
ABB, Ltd.[1,2]	1,792	31,201
Mitsubishi Electric Corporation[1,2]	11,000	85,874

		117,075

Home Entertainment Software - 0.0%
Nintendo Company, Ltd.[1,2]	100	29,368

Home Improvement Retail - 0.1%
Kingfisher plc[1,2]	18,246	57,152

Homebuilding - 0.1%
Persimmon plc[1,2]	7,868	40,846

Independent Power Producers & Energy Traders - 0.1%
EDF Energies Nouvelles S.A.[1,2]	421	14,244
Iberdrola Renovables S.A.[1,2]	13,961	43,820

		58,064

Industrial Conglomerates - 0.2%
DCC plc[1,2]	2,812	63,662
Hutchison Whampoa, Ltd.[1,2]	5,700	35,078
Koninklijke Philips Electronics N.V.[1,2]	2,921	87,239
SembCorp Industries, Ltd.[1,2]	26,900	77,792

		263,771

Industrial Gases - 0.0%
Air Water, Inc.[1,2]	2000	21,841

Industrial Machinery - 0.2%
Cargotec Oyj[1,2]	871	22,728
Charter International plc[1,2]	3,968	37,147
Fanuc, Ltd.[1,2]	300	33,884
Makita Corporation[1,2]	700	18,736
Toshiba Machine Company, Ltd.[1,2]	3000	12,105

		124,600

Integrated Oil & Gas - 0.3%
BG Group plc[1,2]	2,429	36,159
Statoil ASA[1,2]	5,362	103,300

		139,459

Integrated Telecommunication Services - 0.3%
France Telecom S.A.[1,2]	3,028	52,528
Hutchison Telecommunications Hong Kong Holdings, Ltd.[1,2]	88,000	18,575
Singapore Telecommunications, Ltd.[1,2]	21,000	45,400

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2010 (Unaudited)	(Managed Asset Allocation Series	)

	Shares	Value
FOREIGN STOCKS - 11.7% (continued)
Integrated Telecommunication Services - 0.3% (continued)
Telefonica S.A.[1,2]	6,727	$124,634
Telstra Corporation, Ltd.[1,2]	12,768	34,798

		275,935

Internet Software & Services - 0.1%
Kakaku.com, Inc.[1,2]	9	37,189

Investment Banking & Brokerage - 0.1%
Macquaire Group, Ltd.[1,2]	1,244	38,231

IT Consulting & Other Services - 0.0%
Logica plc[1,2]	13,045	21,195
NS Solutions Corporation[1,2]	900	17,618

		38,813

Life & Health Insurance - 0.4%
Prudential plc[1,2]	4,949	37,362
Sony Financial Holdings, Inc.[1,2]	25	83,413
Sun Life Financial, Inc.	3,400	89,304
Swiss Life Holding AG1,2	757	72,352

		282,431

Marine - 0.0%
Nippon Yusen KK1,2	5,000	18,225

Multi-Line Insurance - 0.1%
AXA S.A.[1,2]	5,946	90,850

Multi-Utilities - 0.1%
GDF Suez[1,2]	1,519	43,222

Office Electronics - 0.2%
Canon, Inc.[1,2]	1,700	63,373
Konica Minolta Holdings, Inc.[1,2]	5,000	48,112

		111,485

Oil & Gas Drilling - 0.0%
China Oilfield Services, Ltd.[1,2]	30,000	34,911

Oil & Gas Equipment & Services - 0.2%
Fugro N.V.[1,2]	427	19,729
Modec, Inc.[1,2]	1,000	13,755
Saipem SpA[1,2]	1,595	48,588
Subsea 7, Inc.[1,2] ,*	3,234	48,487

		130,559

Oil & Gas Exploration & Production - 0.1%
Beach Energy, Ltd.[1,2]	64,200	36,817

Other Diversified Financial Services - 0.0%
ING Groep N.V.[1,2]	2,521	18,659

Packaged Foods & Meats - 0.5%
Dairy Crest Group plc[1,2]	5,274	29,050
House Foods Corporation[1,2]	1,500	22,013
Nestle S.A.[1,2]	5,235	252,437
Unilever plc[1,2]	2,613	69,884

		373,384

Personal Products - 0.1%
Kobayashi Pharmaceutical Company, Ltd.[1,2]	700	29,761
L’Oreal S.A.[1,2]	657	64,336

		94,097

Pharmaceuticals - 0.6%
Astellas Pharma, Inc.[1,2]	800	26,811
Chugai Pharmaceutical Company, Ltd.[1,2]	1,200	21,364
Roche Holding AG1,2	1,306	179,768
Rohto Pharmaceutical Company, Ltd.[1,2]	2,000	24,471
Sanofi-Aventis S.A.[1,2]	2,098	126,374

		378,788

Photographic Products - 0.1%
Nikon Corporation[1,2]	2,400	41,371

Property & Casualty Insurance - 0.1%
QBE Insurance Group, Ltd.[1,2]	3,438	52,162
Suncorp-Metway, Ltd.[1,2]	3,724	24,911

		77,073

Publishing - 0.1%
Informa plc[1,2]	3,427	18,084
Sanoma Oyj[1,2]	1,501	25,919

		44,003

Railroads - 0.1%
Central Japan Railway Company[1,2]	8	66,070

Real Estate Development - 0.0%
Goldcrest Co., Ltd.[1,2]	820	14,175
Soho China, Ltd.[1,2]	57,000	32,984

		47,159

Regional Banks - 0.0%
Bank of Yokohama, Ltd.[1,2]	7,000	32,029

Reinsurance - 0.1%
Muenchener Rueckversicherungs AG1,2	581	72,962

Restaurants - 0.1%
Compass Group plc[1,2]	6,000	45,686
Mitchells & Butlers plc [1,2]	10,376	42,173

		87,859

Retail REIT’s - 0.1%
Unibail-Rodamco SE1,2	493	80,361

Semiconductor Equipment - 0.2%
ASML Holding N.V.[1,2]	1,705	46,928
Sumco Corporation[1,2]	3,200	53,049

		99,977

Semiconductors - 0.2%
Samsung Electronics Company, Ltd.[1,2]	63	39,470
Taiwan Semiconductor Manufacturing Company, Ltd.[1,2]	33,129	61,640

		101,110

Specialized Finance - 0.1%
BM&FBovespa S.A.	5,700	36,968

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2010 (Unaudited)	(Managed Asset Allocation Series	)

	Shares	Value
FOREIGN STOCKS - 11.7% (Continued)
Specialized Finance - 01% (continued)
Deutsche Boerse AG1,2	441	$26,796

		63,764

Specialty Chemicals - 0.2%
Hitachi Chemical Company, Ltd.[1,2]	1,500	27,874
Umicore[1,2]	2,461	71,013
Wacker Chemie AG1,2	466	67,511

		166,398

Steel - 0.1%
Kobe Steel, Ltd.[1,2]	19,000	36,200
SSABAB[1,2]	2,536	34,050

		70,250

Trading Companies & Distributors - 0.3%
Mitsubishi Corporation[1,2]	3,800	78,634
Mitsui & Company, Ltd.[1,2]	7,600	88,680

		167,314

Wireless Telecommunication Services - 0.1%
KDDI Corporation[1,2]	11	52,445

TOTAL FOREIGN STOCKS (cost $8,935,893)		$8,302,465

	Shares	Value
PREFERRED STOCKS - 0.0%
Auto Parts & Equipment - 0.0%
Dana Holding Corporation
4.00%,[1,3,4,5]	50	$4,500
Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association
8.25%, 12/31/2010*	1,050	357

TOTAL PREFERRED STOCKS (cost $31,915)		$4,857

	Shares	Value
RIGHTS - 0.0%
BankAtlantic Bancorp., Inc.
7/20/2010[1]	646	$—

TOTAL RIGHTS (cost $0)		$—

	Shares	Value
WARRANTS - 0.0%
Anvil (Cl. A)
$1.00, 2/28/2012[4]	333	$6
Anvil (Cl. B)
$1.00, 2/28/2012[4]	370	4

TOTAL WARRANTS (cost $3,850)		$10

	Principal Amount	Value
CORPORATE BONDS - 13.6%
Aerospace & Defense - 0.1%
Delta Air Lines, Inc.
12.25%, 2015[1,3,4]	$25,000	$26,688
Spirit Aerosystems, Inc.
7.50%, 2017[1]	25,000	24,500
United Technologies Corporation
5.70%, 2040[1]	30,000	33,490

		84,678

Airlines - 0.0%
Continental Airlines, Inc.
7.25%, 2019[1]	10,000	10,650
Delta Air Lines, Inc.
7.75%, 2019[1]	9,836	10,623

		21,273

Automotive - 0.2%
American Axle & Manufacturing, Inc.
7.88%, 2017[1]	25,000	21,688
Daimler Finance North America LLC
6.50%, 2013[1]	30,000	33,576
Ford Motor Credit Company LLC
12.00%, 2015[1]	25,000	28,939
Hertz Corporation
10.50%, 2016[1]	25,000	25,938
Johnson Controls, Inc.
5.00%, 2020[1]	15,000	15,766
Motors Liquidation Company
8.25%, 2023[1,5]	25,000	7,563

		133,470

Banking- 1.7%
Bank of America Corp.	155,000	158,846
5.65%, 2018[1]
5.63%, 2020[1]	55,000	55,437
BB&T Capital Trust II
6.75%, 2036[1]	20,000	19,974
Citigroup, Inc.
6.50%, 2013[1]	120,000	127,821
Discover Financial Services
10.25%, 2019[1]	25,000	29,754
E*Trade Financial Corporation	32,000	34,000
12.50%, 2017[1]
Fifth Third Bancorp
6.25%, 2013[1]	20,000	21,759
Goldman Sachs Group, Inc.	40,000	44,711
7.50%, 2019[1]
6.00%, 2020[1]	15,000	15,467
JP Morgan Chase Capital XXII	35,000	33,037
6.45%, 2037[1]
JPMorgan Chase & Company	55,000	58,674
4.75%, 2013[1]
3.70%, 2015[1]	5,000	5,114
6.00%, 2018[1]	205,000	226,367
Morgan Stanley
4.20%, 2014[1]	10,000	9,874
4.10%, 2015[1]	110,000	107,204
7.30%, 2019[1]	100,000	107,542
Northern Trust Company
4.60%, 2013[1]	25,000	26,676
Northern Trust Corporation
5.50%, 2013[1]	10,000	11,127
PNC Funding Corporation
5.63%, 2017[1]	35,000	37,236

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2010 (Unaudited)	(Managed Asset Allocation Series	)

	Principal Amount	Value
CORPORATE BONDS - 13.6% (continued)
Banking - 1.7% (continued)
Regions Financial Corporation
5.75%, 2015[1]	$10,000	$9,937
Svensk Exportkredit AB
5.13%, 2017[1]	70,000	78,094
Westpac Banking Corporation
4.88%, 2019[1]	25,000	25,819

		1,244,470

Basic Industry - 0.0%
Potash Corporation of Saskatchewan, Inc.
4.88%, 2020[1]	20,000	21,277
Rio Tinto Finance USA, Ltd.
8.95%, 2014[1]	15,000	18,194

		39,471

Brokerage - 1.0%
Citigroup, Inc.
5.50%, 2012[1]	37,000	38,568
5.50%, 2013[1]	45,000	46,778
Goldman Sachs Capital I
6.35%, 2034[1]	30,000	26,918
Goldman Sachs Group, Inc.
6.15%, 2018[1]	250,000	261,879
Jefferies Group, Inc.
6.25%, 2036[1]	35,000	31,327
Merrill Lynch & Company, Inc.
5.45%, 2013[1]	35,000	36,716
6.88%, 2018[1]	85,000	90,676
7.75%, 2038[1]	35,000	37,434
Morgan Stanley
6.00%, 2015[1]	100,000	104,508
Nuveen Investments, Inc.
10.50%, 2015[1]	25,000	21,750

		696,554

Building Materials - 0.1%
CRH America, Inc.
6.00%, 2016[1]	25,000	27,870
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 2017[1]	70,000	77,000
Holcim US Finance Sarl & Cie SCS
6.00%, 2019[1,3,4]	20,000	21,335
Lafarge S.A.
6.15%, 2011[1]	20,000	20,497

		146,702

Capital Goods - 0.1%
Ball Corporation
7.13%, 2016[1]	25,000	26,156
Roper Industries, Inc.
6.25%, 2019[1]	20,000	22,173

		48,329

Chemicals - 0.1%
Dow Chemical Company
8.55%, 2019[1]	30,000	36,723
Solutia, Inc.
8.75%, 2017[1]	25,000	26,000

		62,723

Communications - 0.4%
American Tower Corporation
4.63%, 2015[1]	15,000	15,604
7.25%, 2019[1]	28,000	31,920
Crown Castle Towers LLC	38,000	41,706
6.11%, 20201,3, [4]
Discovery Communications LLC	20,000	20,505
3.70%, 2015[1]
Grupo Televisa S.A.	15,000	15,629
6.63%, 2040[1]
Intelsat Jackson Holdings S.A.	50,000	50,500
8.50%, 2019[1,3,4]
QVC, Inc.
7.50%, 2019[1,3,4]	25,000	24,563
Telecom Italia Capital S.A.
6.18%, 2014[1]	30,000	31,363
Telefonica Emisiones SAU
5.88%, 2019[1]	15,000	15,999

		247,789

Communications - Other - 0.2%
AT&T, Inc.
5.63%, 2016[1]	50,000	56,671
Dun & Bradstreet Corporation
5.50%, 2011[1]	25,000	25,760
Hughes Network Systems LLC
9.50%, 2014[1]	25,000	25,313
XM Satellite Radio, Inc.
11.25%, 2013[1,3,4]	25,000	26,688

		134,432

Construction Machinery - 0.1%
Commercial Vehicle Group, Inc.
13.00%, 2013[1,3,4]	21,379	21,593
Esco Corporation
8.63%, 2013[1,3,4]	50,000	49,625

		71,218

Consumer Noncyclical - 0.1%
AmerisourceBergen Corporation
4.88%, 2019[1]	25,000	25,901
Kroger Company
3.90%, 2015[1]	20,000	21,098

		46,999

Consumer Noncyclical - Other - 0.1%
Bunge North America Finance, LP
5.90%, 2017[1]	55,000	58,691

Diversified Manufacturing - 0.1%
Bombardier, Inc.
8.00%, 2014[1,3,4]	25,000	25,938
Case New Holland, Inc.
7.75%, 2013[1]	25,000	25,563
Hawk Corporation
8.75%, 2014[1]	25,000	25,031

		76,532

Electric - 1.2%
AES Corporation
7.75%, 2014[1]	25,000	25,438
Allegheny Energy Supply Company LLC
6.75%, 2039[1,3,4]	30,000	29,381

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (unaudited)	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BONDS - 13.6% (continued)
Electric - 1.2% (continued)
Appalachian Power Company
6.38%, 2036[1]	$25,000	$27,033
Baltimore Gas & Electric Company
5.90%, 2016[1]	50,000	57,590
Black Hills Corporation
6.50%, 2013[1]	30,000	32,607
CenterPoint Energy, Inc.
7.25%, 2010[1]	25,000	25,201
Consumers Energy Company
6.00%, 2014[1]	25,000	27,959
EI Paso Electric Company
6.00%, 2035[1]	45,000	43,785
Exelon Generation Company LLC
6.25%, 2039[1]	15,000	16,023
Express Scripts, Inc.
6.25%, 2014[1]	15,000	16,983
FirstEnergy Solutions Corporation
4.80%, 2015[1]	25,000	26,160
Massachusetts Electric Company
5.90%, 2039[1,3,4]	25,000	27,362
Nevada Power Company
7.13%, 2019[1]	25,000	29,571
Northern States Power Company
5.35%, 2039[1]	14,000	14,717
Pacific Gas & Electric Company
6.35%, 2038[1]	20,000	23,304
PacifiCorp
6.25%, 2037[1]	40,000	46,969
Pinnacle Foods Finance LLC
9.25%, 2015[1]	25,000	25,500
Public Service Company of Oklahoma
5.15%, 2019[1]	15,000	15,795
Public Service Electric & Gas Company
5.70%, 2036[1]	50,000	55,775
Southern California Edison Company
5.50%, 2040[1]	50,000	54,548
Tampa Electric Company
6.15%, 2037[1]	40,000	44,139
Teck Resources, Ltd.
9.75%, 2014[1]	25,000	29,545
10.75%, 2019[1]	5,000	6,127
Teco Finance, Inc.
5.15%, 2010[1]	20,000	20,846
Virginia Electric and Power Company
4.50%, 2010[1]	35,000	35,552
Westar Energy, Inc.
5.10%, 2010[1]	25,000	26,608

		784,518

Energy - 0.1%
Hess Corporation
6.00%, 2040[1]	15,000	15,508
North American Energy Alliance LLC
10.88%, 2016[1,3,4]	25,000	25,750

		41,258

Cie Generale de Gelphysique-Veritas
9.50%, 2016[1]	25,000	25,375

Entertainment - 0.1%
Historic TW, Inc.
6.88%, 2018[1]	50,000	58,829
Ticketmaster Entertainment LLC
10.75%, 2016[1]	25,000	26,938

		85,767

Environmental - 0.1%
Teck Resources, Ltd.
10.25%, 2016[1]	15,000	17,700
Waste Management, Inc.
6.10%, 2018[1]	55,000	62,687

		80,387

Financial - Other - 0.2%
AvalonBay Communities, Inc.
6.13%, 2012[1]	16,000	17,317
Duke Realty, LP
6.25%, 2013[1]	20,000	21,316
ERAC USA Finance LLC
5.25%, 2020[1,3,4]	20,000	20,210
First Data Corporation
9.88%, 2015[1]	25,000	18,750
Kinder Morgan Finance Company ULC
5.70%, 2016[1]	45,000	42,975
Nuveen Investments, Inc.
5.50%, 2015[1]	25,000	18,000

		138,568

Financial Companies - 0.1%
GMAC, Inc.
8.00%, 2020[1,3,4]	25,000	24,438
WEA Finance LLC
7.50%, 2014[1,3,4]	20,000	22,665

		47,103

Financial Companies - Noncaptive Consumer - 0.2%
American Express Credit Corporation
5.88%, 2013[1]	35,000	38,295
7.30%, 2013[1]	15,000	16,983
Capital One Capital IV
6.75%, 2037[1,6]	50,000	41,750
SLM Corporation
5.13%, 2012[1]	15,000	14,777
8.45%, 2018[1]	50,000	46,140

		157,945

Financial Companies - Noncaptive Diversified - 0.1%
International Lease Finance Corporation
6.63%, 2013[1]	25,000	23,188
Wachovia Corporation
5.75%, 2018[1]	55,000	60,255

		83,443

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (unaudited)	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BONDS - 13.6%(continued)
Financial Institiutions - 0.1%
Citigroup, Inc.
5.50%,2014[1]	$20,000	$20,562
JPMorgan Chase Capital XXVII
7.00%,2039[1]	30,000	30,508
SLM Corporation
5,38%,2014[1]	25,000	22,859

		73,929

Food & Beverage - 0.2%
Anheuser- Busch InBev Worldwide, Inc.
5.38%,2014[1,3,4]	60,000	65,600
ARAMARK Corporation
3.85%,2015[1,6]	25,000	23,000
Coca-Cola Amatil, Ltd.
3.25%,2014[1,3,4]	20,000	20,314
Kraft Foods, Inc.
6.50%,2040[1]	25,000	27,958
Mead Johnson Nutrition Company
4.90%, 2019[1,3,4]	10,000	10,574
Pantry, Inc.
7.75%, 2014[1]	25,000	24,125

		171,571

Gaming - 0.0%
MGM Resort International
10.38%,2014[1]	25,000	27,188

Health Care - 0.2%
HCA Inc.
9.25%,2016[1]	50,000	53,000
Talecris Biotherapeutics Holdings Corporation
7.75%, 2016[1,3,4]	25,000	26,625
WellPoint, Inc.
5.00%, 2011[1]	30,000	30,586

		110,211

Home Construction - 0.1%
MDC Holdings, Inc.
5.50%, 2013[1]	55,000	57,005

Independent Energy - 0.3%
Canadian Natural Resources, Ltd.
6.25%, 2038[1]	35,000	38,262
Connacher Oil and Gas, Ltd.
10.25%, 2015[1,3,4]	25,000	24,688
Forest Oil Corporation
8.00%, 2011[1]	25,000	26,000
Hilcorp Energy I, LP
7.75%, 2015[1,3,4]	75,000	73,875
NRG Energy, Inc.
7.25%, 2014[1]	25,000	25,344

		188,169

Insurance - 0.2%
Aflac, Inc.
6.90%, 2039[1]	20,000	20,790
Allstate Corporation
7.45%, 2019[1]	20,000	23,571
American International Group, Inc.
8.25%, 2018[1]	25,000	25,313
8.18%, 2058[1,6]	25,000	19,750
Genworth Financial, Inc.
8.63%, 2016[1]	15,000	15,996
7.70%, 2020[1]	5,000	4,995
PartnerRe Finance B LLC
5.50%, 2020[1]	30,000	28,991
Reinsurance Group of America, Inc.
6.45%, 2019[1]	15,000	16,032

		155,438

Insurance - Life - 0.5%
Aflac, Inc.
8.50%, 2019[1]	20,000	24,064
Lincoln National Corporation
4.30%, 2015[1]	5,000	5,086
MetLife, Inc.
6.13%, 2011[1]	50,000	52,900
NLV Financial Corporation
7.50%, 2033[1,3,4]	30,000	26,265
Pacific LifeCorp
6.00%, 2020[1,3,4]	30,000	31,836
Principal Financial Group, Inc.
6.05%, 2036[1]	30,000	28,092
Principal Life Global Funding I
5.13%, 2013[1,3,4]	45,000	47,285
Provident Companies, Inc.
7.00%, 2018[1]	15,000	15,941
Prudential Financial, Inc.
6.20%, 2015[1]	10,000	11,005
4.75%, 2015[1]	35,000	36,135
5.38%, 2020[1]	15,000	15,192
Sun Life Financial Global Funding, LP
0.54%, 2013[1,3,4,6]	45,000	43,651
UnumProvident Finance Company plc
6.85%, 2015[1,3,4]	5,000	5,310

		342,762

Insurance - Property & Casualty - 0.1%
ACE INA Holdings, Inc.
5.70%, 2017[1]	30,000	32,848
HUB International Holdings, Inc.
10.25%, 2015[1,3,4]	25,000	22,938

		55,786

Integrated Energy - 0.2%
Hess Corporation
7.88%, 2029[1]	20,000	24,610
Petrobras International Finance Company
5.88%, 2018[1]	35,000	36,021
Petro-Canada
6.80%, 2038[1]	10,000	11,473
West Penn Power Company
5.95%, 2017[1,3,4]	25,000	26,938

		99,042

Lodging - 0.0%
Host Hotels & Resorts, LP
6.75%, 2016[1]	25,000	24,719

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2010 (Unaudited)	(Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BONDS - 13.6% (continued)
Media - Cable - 0.5%
British Sky Broadcasting Group plc
6.10%, 2018[1,3,4]	$25,000	$28,060
CBS Corporation
5.75%, 2020[1]	15,000	16,100
Comcast Cable Communications Holdings, Inc.
8.38%, 2013[1]	11,000	12,738
Comcast Corporation
5.70%, 2018[1]	40,000	43,970
COX Communications, Inc.
7.13%, 2012[1]	20,000	22,222
6.25%, 2018[1,3,4]	10,000	11,151
8.38%, 2039[1,3,4]	10,000	13,593
CSC Holdings LLC
8.50%, 2014[1]	25,000	26,063
DirecTV Holdings LLC
7.63%, 2016[1]	25,000	27,156
5.88%, 2019[1]	45,000	49,157
NBC Universal, Inc.
5.15%, 2020[1] ,3,4	60,000	62,578
News America, Inc.
6.15%, 2037[1]	5,000	5,215
TCM Sub LLC
3.55%, 2015[1,3,4]	25,000	25,562
Time Warner Cable, Inc.
5.40%, 2012[1]	55,000	58,750
Videotron Ltee
9.13%, 2018[1]	25,000	27,125

		429,440

Media - Non Cable - 0.2%
Affinity Group, Inc.
9.00%, 2012[1]	25,000	18,656
DIRECTV Holdings LLC
3.55%, 2015[1]	25,000	25,166
News America, Inc.
6.40%, 2035[1]	45,000	48,975
Thomson Reuters Corporation
6.50%, 2018[1]	25,000	29,531
Time Warner, Inc.
7.70%, 2032[1]	20,000	24,121
Univision Communications, Inc.
9.75%, 2015[1,3,4]	27,693	23,054

		169,503

Metals & Mining - 0.4%
AngloGold Ashanti Holdings plc
5.38%, 2020[1]	10,000	10,153
Cliffs Natural Resources, Inc.
5.90%, 2020[1]	5,000	5,362
Novelis, Inc.
11.50%, 2015[1]	25,000	26,125

Placer Dome, Inc.
6.45%, 2035[1]	35,000	38,518
Rio Tinto Finance USA, Ltd.
5.88%, 2013[1]	35,000	38,349
Russel Metals, Inc.
6.38%, 2014[1]	25,000	24,063
Southern Copper Corporation
5.38%, 2020[1]	5,000	5,012
Steel Dynamics, Inc.
7.38%, 2012[1]	25,000	25,874
Tube City IMS Corporation
9.75%, 2015[1]	$25,000	24,188

		197,644

Natural Gas - 0.2%
AGL Capital Corporation
5.25%, 2019[1]	5,000	5,288
Buckeye Partners, LP
5.50%, 2019[1]	25,000	25,904
Enogex LLC
6.25%, 2020[1,3,4]	10,000	10,710
Enterprise Products Operating LLC
5.25%, 2020[1]	5,000	5,148
7.55%, 2038[1]	15,000	17,465
Magellan Midstream Partners, LP
6.55%, 2019[1]	20,000	22,461
Plains All American Pipeline, LP
5.75%, 2020[1]	20,000	20,666
Spectra Energy Capital LLC
5.65%, 2020[1]	20,000	21,015

		128,657

Natural Gas Pipelines - 0.2%
Boardwalk Pipelines, LP
5.50%, 2017[1]	20,000	20,680
Buckeye Partners, LP
6.05%, 2018[1]	15,000	16,585
Dynegy Holdings, Inc.
7.50%, 2015[1]	25,000	19,781
El Paso Corporation
12.00%, 2013[1]	25,000	28,813
Plains All American Pipeline, LP
6.50%, 2018[1]	15,000	16,509
Texas Gas Transmission LLC
5.50%, 2013[1,3,4]	50,000	53,875

		156,243

Non U.S. Banking - 0.2%
Credit Su isse AG
5.40%, 2020[1]	40,000	39,771
Lloyds TSB Bank plc
4.38%, 2015[1,3,4]	35,000	33,721

		73,492

Oil Field Services - 0.4%
Devon Financing Corporation ULC
7.88%, 2031[1]	25,000	31,753
Diamond Offshore Drilling, Inc.
5.15%, 2014[1]	25,000	25,953
El Paso Natural Gas Company
5.95%, 2017[1]	13,000	13,814
EnCana Corporation
5.90%, 2017[1]	35,000	39,335
6.50%, 2034[1]	35,000	38,525

EOG Resources, Inc.
5.88%, 2017[1]	25,000	28,147
Nabors Industries, Inc.
6.15%, 2018[1]	10,000	10,722
Pemex Project Funding Master Trust
5.75%, 2018[1]	80,000	83,807

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2010 (Unaudited)	(Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BONDS - 13.6% (continued)
Oil Field Services - 0.4% (continued)
Petrobras International Finance Company
7.88%, 2019[1]	$15,000	$17,163
5.75%, 2020[1]	10,000	10,070
Shell International Finance BV
6.38%, 2038[1]	25,000	29,868
Southern Natural Gas Company
5.90%, 2017[1,3,4]	13,000	13,773
Woodside Finance, Ltd.
4.50%, 2014[1,3,4]	10,000	10,199

		353,129

Paper - 0.1%
Boise Cascade LLC
7.13%, 2014[1]	15,000	14,119
Georgia-Pacific LLC
7.13%, 2017[1,3,4]	25,000	25,500
Nielsen Finance LLC
11.63%, 2014[1]	25,000	27,312

		66,931

Pharmaceuticals - 0.0%
Life Technologies Corporation
4.40%, 2015[1]	15,000	15,516

Pipelines - 0.1%
Enbridge Energy Partners, LP
5.20%, 2020[1]	10,000	10,304
Kinder Morgan, Inc.
6.50%, 2012[1]	25,000	25,812
Williams Partners, LP
6.30%, 2040[1,3,4]	25,000	25,118

		61,234

Refining - 0.2%
Enterprise Products Operating LLC
6.30%, 2017[1]	20,000	22,372
Marathon Oil Corporation
6.00%, 2017[1]	35,000	39,107
6.60%, 2037[1]	15,000	16,391
Motiva Enterprises LLC
6.85%, 2040[1,3,4]	10,000	11,429
Valero Energy Corporation
6.13%, 2017[1]	55,000	58,410

		147,709

REIT’s - 0.4%
AMB Property, LP
6.63%, 2019[1]	20,000	21,552
ERP Operating, LP
5.25%, 2014[1]	25,000	26,748
Federal Realty Investment Trust
6.00%, 2012[1]	20,000	21,415
Hospitality Properties Trust
5.63%, 2017[1]	30,000	28,724
Kilroy Realty, LP
6.63%, 2020[1,3,4]	25,000	25,479
Mack-Cali Realty, LP
7.75%, 2019[1]	20,000	23,502
Reckson Operating Partnership, LP
6.00%, 2016[1]	30,000	29,072
Regency Centers, LP
5.88%, 2017[1]	15,000	15,812
6.00%, 2020[1]	10,000	10,325
Simon Property Group, LP
5.75%, 2015[1]	55,000	60,465

		263,094

Restaurants - 0.0%
Macy’s Retail Holdings, Inc.
5.35%, 2012[1]	20,000	20,450

Retailers - 0.4%
AmeriGas Partners, LP
7.13%, 2016[1]	100,000	99,499
GameStop Corporation
8.00%, 2012[1]	25,000	25,688
Home Depot, Inc.
5.40%, 2016[1]	35,000	38,954
JC Penney Company, Inc.
5.65%, 2020[1]	5,000	4,888
JC Penney Corporation, Inc.
9.00%, 2012[1]	30,000	33,038
Neiman Marcus Group, Inc.
10.38%, 2015[1]	25,000	25,438
Nordstrom, Inc.
4.75%, 2020[1]	10,000	10,357
Rite Aid Corporation
10.25%, 2019[1]	25,000	24,906

		262,768

Sovereigns - 0.1%
Brazilian Government International Bond
11.00%, 2040[1]	35,000	46,865

Supermarkets - 0.0%
Kroger Company
7.50%, 2014[1]	5,000	5,843

Technology - 0.4%
Seagate Technology HDD Holdings
6.80%, 2016[1]	25,000	24,250
SunGard Data Systems, Inc.
9.13%, 2013[1]	100,000	101,625
Xerox Corporation
5.50%, 2012[1]	15,000	15,989
6.75%, 2017[1]	100,000	112,531
6.35%, 2018[1]	25,000	27,886

		282,281

Telecommunications - Wireless - 0.6%
America Movil S.A. de CV
6.38%, 2035[1]	45,000	48,157
CC Holdings GS V LLC
7.75%, 2017[1,3,4]	25,000	26,438
Clearwire Communications LLC
12.00%, 2015[1,3,4]	25,000	24,781
Cricket Communications, Inc.
7.75%, 2016[1]	25,000	25,500
Digicel, Ltd.
12.00%, 2014[1,3,4]	25,000	27,938

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2010 (Unaudited)	(Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BONDS - 13.6% (continued)
Telecommunications - Wireless - 0.6% (continued)
iPCS, Inc.
3.59%, 2014[1,6]	$25,556	$23,384
MetroPCS Wireless, Inc.
9.25%, 2014[1]	25,000	25,750
New Cingular Wireless Services, Inc.
7.88%, 2011[1]	30,000	31,370
NII Capital Corp.
10.00%, 2016[1]	25,000	26,313
SBA Telecommunications, Inc.
8.00%, 2016[1,3,4]	25,000	25,875
Sprint Capital Corporation
8.38%, 2012[1]	25,000	26,219
Sprint Nextel Corporation
8.38%, 2017[1]	50,000	49,999
Verizon Global Funding Corporation
7.75%, 2030[1]	35,000	43,615
Verizon Virginia, Inc.
4.63%, 2013[1]	45,000	47,487
Wind Acquisition Finance S.A.
12.00%, 2015[1,3,4]	25,000	25,875

		478,701

Telecommunications - Wirelines - 0.4%
AT&T, Inc.
6.45%, 2034[1]	50,000	54,421
Cellco Partnership
8.50%, 2018[1]	40,000	52,006
Nordic Telephone Company Holdings ApS
8.88%, 2016[1,3,4]	100,000	102,750
Telecom Italia Capital S.A.
5.25%, 2013[1]	30,000	30,987
Telefonica Emisiones SAU
6.22%, 2017[1]	35,000	38,069
Windstream Corporation
8.63%, 2016[1]	25,000	25,188

		303,421

Textile - 0.1%
Invista
9.25%, 2012[1,3,4]	48,000	48,720

Tobacco - 0.2%
Altria Group, Inc.
8.50%, 2013[1]	25,000	29,184
4.13%, 2015[1]	45,000	45,849
9.25%, 2019[1]	20,000	24,962
BAT International Finance plc
8.13%, 2013[1,3,4]	25,000	29,512
Reynolds American, Inc.
7.25%, 2013[1]	30,000	33,003

		162,510

Transportation - 0.0%
Southwest Airlines Company
5.13%, 2017[1]	20,000	20,296

U.S. Banking - 0.1%
Bank of America Corp.
6.50%, 2016[1]	20,000	21,644
Fifth Third Bancorp
8.25%, 2038[1]	25,000	28,028
GMAC, Inc.
8.00%, 2031[1]	25,000	23,063
USB Capital XIII Trust
6.63%, 2039[1]	15,000	15,815

		88,550

TOTAL CORPORATE BONDS (cost $9,127,018)		$9,646,512

	Principal Amount	Value
FOREIGN BONDS - 0.3%
Chile - 0.1%
Celulosa Arauco y Constitucion S.A.
5.13%, 2013[1]	$40,000	$42,096

Mexico - 0.1%
Mexico Government International Bond
6.38%, 2013[1]	45,000	49,343

South Africa - 0.1%
South Africa Government International Bond
6.50%, 2014[1]	65,000	72,150

United Kingdom - 0.0%
HBOS plc
6.00%, 2033[1,3,4]	40,000	29,241

TOTAL FOREIGN BONDS
(cost $190,992)		$192,830

	Principal Amount	Value
MUNICIPAL BONDS - 0.5%
California - 0.2%
Bay Area Toll Authority Revenue Bonds
6.26%, 2049[1]	$25,000	$26,284
Los Angeles Department of Airports Revenue Bonds
6.58%, 2039[1]	20,000	21,720
San Diego County Water Authority Revenue Bonds
6.14%, 2049[1]	15,000	16,252
State of California General Obligation Unlimited
7.63%, 2040[1]	30,000	32,414

		96,670

District Of Columbia - 0.0%
District of Columbia Revenue Bonds
5.59%, 2034[1]	10,000	10,463

Illinois - 0.2%
Chicago Transit Authority Revenue Bonds

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2010 (Unaudited)	(Managed Asset Allocation Series)

	Principal Amount	Value
MUNICIPAL BONDS - 0.5% (continued)
Illinois - 0.2% (continued)
6.90%, 2040[1]	$30,000	$33,332
City of Chicago Illinois Revenue Bonds
6.40%, 2040[1]	20,000	21,338
Greater Chicago Metropolitan Water Reclamation District General Obligation Limited
5.72%, 2038[1]	25,000	27,126

		81,796

Kansas - 0.0%
Kansas Development Finance Authority Revenue Bonds
5.50%, 2034[1]	30,000	29,935

Maryland - 0.0%
Maryland State Transportation Authority Revenue Bonds
5.89%, 2043[1]	20,000	21,639

New York - 0.1%
City of New York NY
5.85%, 2040[1]	10,000	10,135
Metropolitan Transportation Authority Revenue Bonds
7.34%, 2039[1]	10,000	12,211
New York City Housing Development Corporation Revenue Bonds
6.42%, 2027[1]	25,000	24,223

		46,569

Oregon - 0.0%
State of Oregon General Obligation Unlimited
5.89%, 2027[1]	15,000	16,486

Utah - 0.0%
Utah Transit Authority Revenue Bonds
5.94%, 2039[1]	15,000	16,433

West Virginia - 0.0%
Tobacco Settlement Finance Authority Revenue Bonds
7.47%, 2047[1]	45,000	33,472

TOTAL MUNICIPAL BONDS (cost $347,442)		$353,463

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 12.2%
Federal Home Loan Mortgage Corporation - 0.3%
Pass Through’s - 0.3%
Federal Home Loan Mortgage Corporation
#A90052, 4.50%, 2039[1]	$34,104	$35,379
#A91160, 4.50%, 2040[1]	85,845	89,053
Federal National Mortgage Association
#932633, 4.50%, 2040[1]	105,898	109,955

		234,387

		234,387

Freddie Mac - 0.1%
Freddie Mac - 0.1%
Federal National Mortgage Association
#A91703, 4.50%, 2040[1]	58,617	60,808

		60,808

Home Equity Loans - 0.1%
Commercial Mortgage Backed Securities - 0.1%
JP Morgan Chase Commercial Mortgage Securities Corp.
5.55%, 2045[1]	80,000	83,864

		83,864

Other Non-Agency - 2.1%
C.M.O.’s - 0.4%
Bank of America Mortgage Securities, Inc.
2004-A, 3.52%, 2034[1,6]	19,860	18,181
2004-D, 2.96%, 2034[1,6]	1,997	1,843
2004-H, 3.72%, 2034[1,6]	11,953	10,932
2004-I, 4.85%, 2034[1,6]	9,846	9,664
2005-J, 5.24%, 2035[1,6]	29,003	22,205
Commercial Mortgage Loan Trust
2008-LS1, 6.02%, 2017[1,6]	175,000	189,179
Credit Suisse Mortgage Capital Certificates
2006-C4, 5.47%, 2039[1]	100,000	98,277

		350,281

Commercial Mortgage Backed Securities - 1.7%
American Tower Trust
2007-lA, 5.96%, 20371.3,4	45,000	47,336
Bank of America Commercial Mortgage, Inc.
2003-1, 4.65%, 2036[1]	75,000	78,650
2005-3, 4.50%, 2043[1]	172,385	174,210
Bear Stearns Commercial Mortgage Securities
2005-PW10, 5.09%, 2040[1]	21,282	21,367
2006-PW13, 5.54%, 2041[1]	61,000	63,635
2005-PWR9, 4.87%, 2042[1]	43,000	44,493
Citigroup
2005-CD1, 5.22%, 2044[1,6]	175,000	185,988
GMAC Commercial Mortgage Securities, Inc.
2001-C2, 6.70%, 2034[1]	115,817	119,514
JP Morgan Chase Commercial Mortgage Securities Corp.
2001-CIBC, 6.26%, 2033[1]	78,274	79,338
2004-LDP4, 4.82%, 2042[1,6]	73,986	77,266

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2010 (Unaudited)	(Managed Asset Allocation Series)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 12.2% (continued)
Other Non-Agency - 2.1% (continued)
Commercial Mortgage Backed Securities - 1.7%(continued)
Morgan Stanley Dean Witter Capital I
2002-Top7, 5.98%, 2039[1]	$200,00	$210,914

		1,102,711

		1,452,992

U.S. Government Sponsored
Agencies - 8.6%
C.M.O’s - 0.1%
Federal Home Loan Mortgage Corporation
FHR 2614 IH, 4.50%, 2016[1,7]	24,730	526
Federal National Mortgage Association
FNS 319 2, 6.50%, 2032 [1,7]	7,295	1,723
FNR 2006-35 GK, 6.00%, 2032[1]	55,735	57,042

		59,291

Pass Through’s - 8.5%
Federal Home Loan Mortgage Corporation
#E01341, 5.50%, 2018[1]	3,916	4,235
#E99966, 5.00%, 2018[1]	13,235	14,222
#E99933, 5.00%, 2018[1]	2,511	2,698
#B10343, 5.00%, 2018[1]	3,459	3,717
#B19214, 5.50%, 2020[1]	14,106	15,295
#J02272, 5.50%, 2020[1]	49,155	53,299
#J02554, 5.50%, 2020[1]	38,542	41,791
#J03203, 6.00%, 2021[1]	26,447	28,818
#J03254, 6.00%, 2021[1]	8,184	8,917
#J03640, 6.00%, 2021[1]	47,042	51,259
#J03615, 6.00%, 2021[1]	59,665	65,014
#J03672, 6.00%, 2021[1]	17,946	19,555
#933890, 5.00%, 2023[1]	159,379	170,274
#AA0774, 4.50%, 2024[1]	149,292	157,799
#C68205, 7.00%, 2032[1]	2,786	3,144
#1B0527, 3.35%, 2032[1,6]	1,065	1,108
#A12118, 5.00%, 2033[1]	29,147	30,984
#D86309, 5.00%, 2033[1]	20,673	21,976
#A15852, 5.00%, 2033[1]	14,507	15,421
#A15907, 5.00%, 2033[1]	18,395	19,554
#A21263, 4.50%, 2034[1]	101,192	105,860
#G01805, 4.50%, 2035[1]	211,640	220,777
#833174, 5.18%, 2035[1,6]	116,862	124,121
#1G1762, 5.07%, 2035[1,6]	22,163	23,571
#1G0661, 5.31%, 2036[1,6]	9,218	9,812
#745336, 5.00%, 2036[1]	147,700	156,776
#1G1353, 5.95%, 2036[1,6]	49,738	53,690
#AA5588, 4.50%, 2039[1]	205,515	213,388
Federal National Mortgage Association
#254140, 5.50%, 2017[1]	2,407	2,606
#625931, 5.50%, 2017[1]	2,042	2,211
#254234, 5.50%, 2017[1]	2,560	2,771
#357 280, 6.50%, 2017[1]	12,145	13,255
#555345, 5.50%, 2018[1]	2,395	2,593

#685202, 5.50%, 2018[1]	35,503	38,557
#725098, 5.50%, 2018[1]	8,834	9,594
#725528, 5.50%, 2019[1]	6,443	6,997
#789885, 5.50%, 2019[1]	8,633	9,376
#745406, 6.00%, 2021[1]	45,975	50,131
#981614, 5.00%, 2023[1]	5,566	5,947
#545759, 6.50%, 2032[1]	64,443	70,660
#650075, 6.50%, 2032[1]	8,387	9,364
#254514, 5.50%, 2032[1]	1,569	1,694
#254550, 6.50%, 2032[1]	12,948	14,456
#974321, 6.00%, 2033[1]	55,070	59,797
#555417, 6.00%, 2033[1]	31,898	35,215
#254767, 5.50%, 2033[1]	92,806	100,092
#744692, 5.50%, 2033[1]	26,175	28,229
#747387, 5.50%, 2033[1]	19,306	20,822
#750362, 5.50%, 2033[1]	17,725	19,116
#744750, 5.50%, 2033[1]	8,692	9,374
#747571, 5.50%, 2033[1]	13,316	14,362
#747549, 5.50%, 2033[1]	4,729	5,100
#254983, 5.50%, 2033[1]	42,799	46,159
#756190, 5.50%, 2033[1]	25,276	27,260
#762076, 5.50%, 2034[1]	23,719	25,581
#255028, 5.50%, 2034[1]	10,619	11,413
#725424, 5.50%, 2034[1]	202,062	217,923
#763700, 5.00%, 2034[1]	52,992	56,528
#789293, 5.50%, 2034[1]	84,224	90,888
#791574, 6.00%, 2034[1]	22,579	24,771
#790217, 6.00%, 2034[1]	9,003	9,877
#725704, 6.00%, 2034[1]	194,842	214,612
#790237, 6.00%, 2034[1]	23,177	25,427
#923129, 5.50%, 2034[1]	10,521	11,330
#790044, 6.00%, 2034[1]	19,659	21,568
#790629, 6.00%, 2034[1]	20,953	22,988
#790788, 6.00%, 2034[1]	26,372	28,932
#796104, 5.50%, 2034[1]	24,801	26,710
#725946, 5.50%, 2034[1]	285,036	306,964
#255459, 6.00%, 2034[1]	24,908	27,326
#804395, 5.50%, 2034[1]	55,207	59,454
#808951, 6.00%, 2035[1]	242,532	264,412
#735502, 6.00%, 2035[1]	23,218	25,472
#735403, 5.00%, 2035[1]	17,771	18,830
#889829, 5.00%, 2035[1]	338,517	360,005
#745216, 3.03%, 2035[1,6]	30,394	31,730
#745412, 5.50%, 2035[1]	39,069	42,075
#850863, 5.29%, 2035[1,6]	18,679	19,891
#888884, 5.50%, 2035[1]	119,504	128,885
#848522, 5.59%, 2035[1,6]	6,549	6,976
#845354, 5.50%, 2036[1]	40,594	43,679
#745554, 6.50%, 2036[1]	251,183	276,669
#868728, 6.50%, 2036[1]	7,332	8,039
#745418, 5.50%, 2036[1]	21,594	23,235
#888010, 5.96%, 2036[1,6]	22,540	24,278
#900362, 6.00%, 2036[1]	35,387	38,513
#896329, 6.50%, 2036[1]	25,702	28,230
#893353, 6.00%, 2036[1]	30,399	33,085
#745946, 5.50%, 2036[1]	12,017	12,919
#905196, 5.92%, 2036[1,6]	22,865	24,319
#1B3203, 5.86%, 2037[1,6]	13,163	14,014
#938883, 5.00%, 2037[1]	69,413	73,555

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N
June 30, 2010 (Unaudited)	(Managed Asset Allocation Series)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 12.2% (continued)
U.S. Government Sponsored Agencies - 8.6% (continued)
Pass Through’s - 8.5% (continued)
Federal National Mortgage Association (continued)
#938089, 5.00%, 2037[1]	$18,088	$19,168
#995024, 5.50%, 2037[1]	104,309	112,334
#889543, 5.50%, 2037[1]	67,323	72,356
#972155, 6.00%, 2038[1]	46,685	50,693
#983288, 6.00%, 2038[1]	56,573	61,429
#964926, 6.00%, 2038[1]	35,923	39,006
#257407, 6.00%, 2038[1]	14,971	16,257
#AA7985, 4.50%, 2039[1]	62,948	65,360
#AA9346, 4.50%, 2039[1]	32,046	33,274
#931837, 4.50%, 2039[1]	159,207	165,306
#AC4810, 4.50%, 2039[1]	24,881	25,834
#AD0441, 6.00%, 2039[1]	58,817	63,903
#AC9564, 4.50%, 2040[1]	122,177	126,858
#AD1655, 4.50%, 2040[1]	65,509	68,009
#AD3685, 4.50%, 2040[1]	114,799	119,179
#AD5661, 5.00%, 2040[1]	3,987	4,225
#AD6437, 5.00%, 2040[1]	64,000	67,813

		6,034,920

		6,094,211

U.S. Government Sponsored Securities - 1.0%
Pass Through’s - 1.0%
Government National Mortgage Association
#780766, 7.00%, 2013[1]	26	26
#781312, 7.00%, 2013[1]	6,484	6,879
G2 2102, 8.00%, 2025[1]	675	776
G2 3295, 5.50%, 2032[1]	6,813	7,425
#615278, 5.00%, 2033[1]	60,756	65,305
#612919, 5.00%, 2033[1]	27,534	29,595
#604639, 5.00%, 2033[1]	46,146	49,602
G2 3442, 5.00%, 2033[1]	111,337	119,671
G2 3458, 5.00%, 2033[1]	31,087	33,396
G2 3490, 6.50%, 2033[1]	5,235	5,819
G2 3513, 5.00%, 2034[1]	38,444	41,250
G2 3517, 6.00%, 2034[1]	19,527	21,512
G2 3529, 5.00%, 2034[1]	9,083	9,746
G2 3530, 5.50%, 2034 [1]	15,208	16,543
#605561, 5.50%, 2034[1]	33,977	36,926
G2 4558, 4.50%, 2039 [1]	237,692	247,581

		692,052

		692,052

TOTAL MORTGAGE BACKED SECURITIES
(cost $8,186,798)		$8,618,314

	Principal Amount	Value
ASSET BACKED SECURITIES - 1.3%
Auto - 0.5%
Ally Auto Receivables Trust
2009-B, 4.06%, 2016[1,3,4]	$60,000	$60,844
AmeriCredit Automobile Receivables Trust
2006-RM, 5.53%, 2014[1]	55,000	56,512
2010-2, 2.73%, 2015[1]	34,000	34,288
CarMax Auto Owner Trust
2010-2, 1.00%, 2016[1]	25,000	24,993
Toyota Auto Receivables Owner Trust
2010-A, 1.86%, 2016[1]	120,000	120,314
Triad Auto Receivables Owner Trust
2006-B, 5.52%, 2012[1]	80,864	82,184
USAA Auto Owner Trust
2008-1, 4.16%, 2012[1]	13,281	13,378

		$392,513

Credit Cards - 0.4%
Capital One Multi-Asset Execution Trust
2005-A7, 4.70%, 2015[1]	70,000	74,815
GE Capital Credit Card Master Note Trust
2009-2, 3.69%, 2015[1]	114,000	118,480
MBNA Credit Card Master Note Trust
2006-C3, 0.64%, 2013[1,6]	35,000	34,565
Navistar Financial Corporation Owner Trust
2010-A, 4.17%, 2014[1,3,4]	50,000	50,369

		278,229

Home Equity Loans - 0.0%
Chase Funding Mortgage Loan Asset-Backed Certificates
2002-2, 5.60%, 2031[1]	5,846	3,221
Morgan Stanley Structured Trust
2007-1, 0.43%, 2037[1,6]	10,716	9,824

		13,045

Other - 0.3%
CNH Equipment Trust
2007-A, 5.09%, 2014[1]	50,000	50,551
CNH Wholesale Master Note Trust
2009-lA, 2.05%, 2015[1,3,4,6]	100,000	100,707
Marriott Vacation Club Owner Trust
2006-lA, 5.74%, 2028[1,3,4]	39,308	40,275
2006-2A, 5.36%, 2028[1,3,4]	12,596	12,803

		204,336

Student Loans - 0.1%
SLM Student Loan Trust
2008-4, 1.37%, 2012[1,6]	60,000	61,031

TOTAL ASSET BACKED SECURITIES
(cost $934,954)		$949,154

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 0.0%
Federal Home Loan Bank
5.60%, 6/28/2011[1]	$10,000	$10,493

TOTAL U.S GOVERNMENT SPONSORED AGENCY BONDS & NOTES

(cost $10,000)		$10,493

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
U.S. GOVERNMENT SECURITIES - 7.2%
U.S. Treasury Bond
4.63%, 2/15/2040*	$335,000	$376,561
U.S. Treasury Note
2.63%, 4/30/2016	1,300,000	1,335,750
U.S. Treasury Notes
2.38%, 8/31/2010	250,000	250,908
1.00%, 8/31/2011	70,000	70,454
1.75%, 8/15/2012	1,625,000	1,662,705
3.13%, 9/30/2013	340,000	361,994
2.25%, 5/31/2014	890,000	918,299
2.63%, 7/31/2014	40,000	41,797
4.00%, 8/15/2018	85,000	93,493

TOTAL U.S. GOVERNMENT SECURITIES (cost $4,959,375)		$5,111,961

	Principal Amount	Value
SHORT TERM INVESTMENTS - 3.3%
State Street GA Money Market Fund[1]	$150,292	$150,292
T. Rowe Price Reserve Investment Fund[1]	2,156,933	2,156,933
TOTAL SHORT TERM INVESTMENTS (cost $2,307,225)		$2,307,225
Total Investments - 99.8%[8] (cost $70,898,235)		$70,621,378
Cash & Other Assets, Less Liabilities - 0.2%		106,940
Total Net Assets - 100.0%		$70,728,318

INVESTMENT CONCENTRATION

At June 30, 2010, the investment diversification of the Fund was as follows:

Country	% of Net Assets	Value
United States	83.2%	$58,820,796
United Kingdom	3.0	2,105,308
Japan	2.8	1,890,636
France	1.4	951,383
Switzerland	1.3	895,010
Canada	1.0	745,916
Australia	1.0	689,761
Germany	0.8	589,658
Sweden	0.5	343,211
Spain	0.5	321,171
Netherlands Antilles	0.4	315,438
Ireland	0.4	274,235
Singapore	0.3	239,662
China	0.3	229,615
Mexico	0.3	229,215
Norway	0.3	203,284
Netherlands	0.2	202,423
Italy	0.3	180,046
Bermuda	0.2	166,394
Luxembourg	0.2	160,060
Hong Kong	0.2	150,129
Brazil	0.2	144,564
Cayman Islands	0.2	111,741
Panama	0.1	103,159
Denmark	0.1	102,750
Republic of Korea	0.1	82,507
Chile	0.1	72,259
South Africa	0.1	72,150
Belgium	0.1	71,013
Taiwan, Province of China	0.1	61,640
Finland	0.1	48,647
Austria	0.0	29,162
Virgin Islands (UK)	0.0	13,370
Puerto Rico	0.0	5,065

Total Investments	99.8%	$70,621,378

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $72,798,021.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security
[1]	Value determined based on Level 2 inputs.
[2]	Security was subject to the fair value trigger at June 30, 2010. The total market value of fair valued securities amounts to $8,018,429, (cost $8,658,644) or 11.3% of total net assets.
[3]	Security was acquired through a private placement.
[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,946,527 (cost $1,868,217), or 2.8% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	Variable rate security. Rate indicated is rate effective at June 30,2010.
[7]	Security is an interest-only strip. Rate indicated is effective yield at June 30, 2010.
[8]	Unless otherwise indicated, the values of the securities of the Portfolio are based on level 1 input.

The accompanying notes are an integral part of the financial statements

Series N (Managed Asset Allocation Series)

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments, at value*	$70,621,378
Cash denominated in a foreign currency, at value**	15,122
Receivables:
Fund shares sold	25,897
Securities sold	135,813
Interest	216,838
Dividends	65,885
Foreign taxes recoverable	20,449
Prepaid expenses	551

Total assets	71,101,933

Liabilities:
Cash overdraft	823
Payable for:
Fund shares redeemed	56,338
Securities purchased	165,871
Management fees	60,088
Administration fees	15,285
Transfer agent/maintenance fees	2,100
Custodian fees	44,741
Director’s fees	60
Professional fees	16,737
Other fees	11,572

Total liabilities	373,615

Net assets	$70,728,318

Net assets consist of:
Paid in capital	$83,335,077
Undistributed net investment income	234,856
Accumulated net realized loss on sale of investments and foreign currency	(12,562,463)
Net unrealized depreciation in value of investments and foreign currency	(279,152)

Net assets	$70,728,318

Capital shares outstanding	4,095,716
Net asset value per share (net assets divided by shares outstanding)	$17.27

* Investments, at cost	$70,898,235
** Cash denominated in a foreign currency, at cost	15,095
Statements of Operations For Six Months Ended June 30, 2010 (Unaudited)
Investment Income:
Dividends (net foreign withholding tax $21,488)	$531,040
Interest	634,487

Total investment income	1,165,527

Expenses:
Management fees	390,273
Administration fees	85,532
Transfer agent/maintenance fees	12,766
Custodian fees	50,010
Directors’ fees	3,844
Professional fees	4,613
Reports to shareholders	6,071
Other	3,354

Total Expenses	556,463

Net investment income	609,064

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	802,568
Foreign currency transactions	(12,981)

Net realized gain	789,587

Net change in unrealized appreciation (depreciation) during the period on:
Investments	(4,202,083)
Translation of assets and liabilities in foreign currencies	(1,215)

Net change in unrealized appreciation (depreciation)	(4,203,298)

Net realized and unrealized loss	(3,413,711)

Net decrease in net assets resulting from operations	$(2,804,647)

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets	Series N (Managed Asset Allocation Series)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment income	$609,064	$1,274,392
Net realized gain (loss) during the period on investments and foreign currency	789,587	(6,695,196)
Net change in unrealized appreciation (depreciation) during the period on investments and foreign currency	(4,203,298)	22,082,468

Net increase (decrease) in net assets resulting from operations	(2,804,647)	16,661,664

Capital share transactions:
Proceeds from sale of shares	6,989,462	9,550,796
Cost of shares redeemed	(12,888,106)	(23,202,268)

Net decrease from capital share transactions	(5,898,644)	(13,651,472)

Net increase (decrease) in net assets	(8,703,291)	3,010,192

Net assets:
Beginning of period	79,431,609	76,421,417

End of period	$70,728,318	$79,431,609

Undistributed net investment at end of period	$234,856	$976,274

Capital share activity:
Shares sold	386,429	629,934
Shares redeemed	(706,090)	(1,553,545)

Total capital share activity	(319,661)	(923,611)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series N
Selected data for each share of capital stock outstanding throughout each period	(Managed Asset Allocation Series)

	Six Months Ended June 30, 2010[a]	2009	2008	2007	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$17.99	$14.31	$19.67	$18.55	$16.55	$15.86

Income (loss) from investment operations:
Net investment income[b]	0.14	0.27	0.34	0.32	0.30	0.23
Net gain (loss) on investments (realized and unrealized) and foreign currency	(0.86)	3.41	(5.70)	0.80	1.70	0.46

Total from investment operations	(0.72)	3.68	(5.36)	1.12	2.00	0.69

Net asset value, end of period	$17.27	$17.99	$14.31	$19.67	$18.55	$16.55

Total Return[c]	(4.00%)	25.72%	(27.25%)	6.04%	12.08%	4.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$70,728	$79,432	$76,421	$117,423	$105,300	$97,690

Ratios to average net assets:
Net investment income	1.56%	1.71%	1.94%	1.63%	1.63%	1.44%
Total expenses[d]	1.43%	1.66%	1.52%	1.41%	1.41%	1.41%
Net expenses[e]	1.43%	1.66%	1.52%	1.41%	1.40%	1.41%
Net expenses prior to custodian earnings credits and net of expense waivers	1.43%	1.66%	1.52%	1.41%	1.41%	1.41%

Portfolio turnover rate	45%	46%	82%	75%	63%	67%

[a]	Unaudited figures for the six months ended June 30, 2010 Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

C

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the investment Manager and custodian earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Series O
Performance Summary	(All Cap Value Series	)
June 30, 2010	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series 0 (All Cap Value Series) on June 30, 2000, and reflects the fees and expenses of Series 0. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S equity universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forcasted growth values.

Average Annual Returns

Periods Ended 63010[1]	1 Year	5 Years	10 Years
Series O	16.21%	(0.23%)	3.70%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	10.58%
Consumer Staples	6.76
Energy	13.01
Financials	17.34
Health Care	6.37
Industrials	22.15
Information Technology	12.76
Materials	3.83
Telecommunication Services	1.14
Utilities	5.67
Cash & Other Assets, Less Liabilities	0.39

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series O
June 30, 2010 (Unaudited)	(All Cap Value Series	)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 3.1%
GeoEye, Inc.*	33,900	$1,055,646
Orbital Sciences Corp.*	48,821	769,907
United Technologies Corp.	40,400	2,622,364

		4,447,917

Air Freight & Logistics - 2.0%
FedEx Corp.	41,500	2,909,565

Apparel Retail - 1.3%
Brown Shoe Company, Inc.	74,900	1,136,982
Chico’s FAS, Inc.	70,000	691,600

		1,828,582

Apparel, Accessories & Luxury Goods - 0.5%
Columbia Sportswear Co.	325	15,168
Maidenform Brands, Inc.*	37,600	765,536

		780,704

Application Software - 0.8%
Synopsys, Inc.*	57,600	1,202,112

Asset Management & Custody Banks - 1.3%
Bank of New York Mellon Corp.	75,600	1,866,564

Biotechnology - 0.3%
Genzyme Corp.*	9,300	472,161

Building Products - 2.1%
Trex Company, Inc.*	34,800	699,132
USG Corp.*	192,200	2,321,776

		3,020,908

Casinos & Gaming - 0.4%
Penn National Gaming, Inc.*	23,500	542,850

Coal & Consumable Fuels - 0.4%
USEC, Inc.*	124,070	590,573

Communications Equipment - 0.5%
Symmetricom, Inc.1,*	129,300	658,137

Computer Hardware - 1.6%
Hewlett-Packard Co.	54,400	2,354,432

Construction & Engineering - 2.2%
Insituform Technologies, Inc.*	37,300	763,904
Quanta Services, Inc.*	73,000	1,507,450
URS Corp.*	23,200	912,920

		3,184,274

Construction & Farm Machinery & Heavy Trucks - 0.3%
Force Protection, Inc.*	103,589	424,715

Consumer Finance - 0.2%
First Marblehead Corp.*	153,005	359,562

Data Processing & Outsourced Services - 4.6%
Computer Sciences Corp.	55,400	2,506,850
Western Union Co.	278,100	4,146,471

		6,653,321

Department Stores - 1.4%
JC Penney Company, Inc.	91,400	1,963,272

Diversified Banks - 2.9%
U.S. Bancorp	70,017	1,564,880
Wells Fargo & Co.	102,633	2,627,405

		4,192,285

Diversified Chemicals - 1.1%
Dow Chemical Co.	67,900	1,610,588

Drug Retail - 1.3%
CVS Caremark Corp.	65,300	1,914,596

Electric Utilities - 3.9%
Allete, Inc.	15,618	534,760
Edison International	112,700	3,574,844
Great Plains Energy, Inc.	47,192	803,208
Northeast Utilities	27,064	689,591

		5,602,403

Electrical Components & Equipment - 0.5%
General Cable Corp.*	28,000	746,200

Electronic Components - 0.8%
Power-One, Inc.*	172,800	1,166,400

Electronic Manufacturing Services - 2.6%
Maxwell Technologies, Inc.1,*	68,700	783,180
Tyco Electronics, Ltd.	115,600	2,933,928

		3,717,108

Environmental & Facilities Services - 0.8%
Covanta Holding Corporation*	67,000	1,111,530

Forest Products - 0.8%
Louisiana-Pacific Corp.2,*	164,000	1,097,160

General Merchandise Stores - 0.1%
Fred’s, Inc.	12,550	138,803

Health Care Equipment - 3.6%
Covidien plc	49,500	1,988,910
Hologic, Inc.*	24,443	340,491
Hospira, Inc.*	46,600	2,677,170

		5,006,571

Health Care Services - 1.2%
Medco Health Solutions, Inc.*	7,200	396,576
Mednax, Inc. 2,*	17,500	973,175
RehabCare Group, Inc.*	18,370	400,099

		1,769,850

Home Furnishings - 0.3%
Leggett & Platt, Inc. [2]	25,100	503,506

Home Improvement Retail - 2.6%
Lowe’s Companies, Inc.	188,000	3,838,960

Housewares & Specialties - 0.2%
Fortune Brands, Inc.	6,000	235,080

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series O
June 30, 2010 (Unaudited)	(All Cap Value Series)

	Shares	Value
COMMON STOCKS - 99.6% (continued)
Human Resources & Employment Services - 0.5%
Administaff, Inc.	29,500	$712,720

Hypermarkets & Super Centers - 2.3%
Wal-Mart Stores, Inc.	68,300	3,283,181

Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.*	53,800	1,141,098

Industrial Conglomerates - 2.2%
McDermott International, Inc.*	145,800	3,158,028

Industrial Machinery - 2.4%
Dover Corp.	30,100	1,257,879
Harsco Corp.	8,278	194,533
Parker Hannifin Corp.	35,400	1,963,284

		3,415,696

Insurance Brokers - 1.6%
AON Corporation	55,300	2,052,736
Arthur J Gallagher & Co.	7,700	187,726

		2,240,462

Integrated Oil & Gas - 5.1%
Chevron Corp.	41,200	2,795,832
ConocoPhillips	45,900	2,253,231
Exxon Mobil Corp.	39,700	2,265,679

		7,314,742

Integrated Telecommunication Services - 1.1%
Windstream Corp.	155,800	1,645,248

IT Consulting & Other Services - 0.6%
Satyam Computer Services, Ltd. ADR	164,036	843,145

Managed Health Care - 0.7%
Aetna, Inc.	39,900	1,052,562

Movies & Entertainment - 2.0%
Time Warner, Inc.	98,466	2,846,652

Multi-Line Insurance - 0.9%
American Financial Group, Inc. [2]	47,800	1,305,896

Multi-Utilities - 0.8%
Alliant Energy Corp.	15,752	499,968
Black Hills Corp.	22,000	626,340

		1,126,308

Office Services & Supplies - 0.1%
United Stationers, Inc.*	2,495	135,903

Oil & Gas Equipment & Services - 2.4%
Complete Production Services, Inc.*	16,200	231,660
Global Industries Ltd.*	203,002	911,479
Halliburton Co.	94,800	2,327,340

		3,470,479

Oil & Gas Exploration & Production - 2.3%
Chesapeake Energy Corp.	85,700	1,795,415
Goodrich Petroleum Corp.*	25,626	307,512
Gulfport Energy Corp.*	31,900	378,334
Petrohawk Energy Corp. 2,*	47,800	811,166

		3,292,427

Oil & Gas Refining & Marketing - 0.5%
Valero Energy Corp.	43,800	787,524

Oil & Gas Storage & Transportation - 2.3%
Southern Union Co.[3]	50,900	1,112,674
Williams Companies, Inc.	121,300	2,217,364

		3,330,038

Other Diversified Financial Services - 1.1%
JPMorgan Chase & Co.	42,800	1,566,908

Packaged Foods & Meats - 2.4%
Hormel Foods Corp. [2]	42,100	1,704,208
JM Smucker Co.	23,300	1,403,126
Ralcorp Holdings, Inc.*	6,300	345,240

		3,452,574

Paper Packaging - 1.5%
Bemis Company, Inc.	52,000	1,404,000
Sonoco Products Co.	29,900	911,352

		2,315,352

Pharmaceuticals - 0.6%
Forest Laboratories, Inc.*	11,800	323,674
Merck & Company, Inc.	16,493	576,760

		900,434

Property & Casualty Insurance - 6.2%
Alleghany Corporation*	3,641	1,067,905
Berkshire Hathaway, Inc.*	54,800	4,367,011
Employers Holdings, Inc.	33,000	486,090
Hanover Insurance Group, Inc.	37,700	1,639,950
W.R. Berkley Corp.	58,300	1,542,618

		9,103,574

Publishing - 0.2%
Scholastic Corp.	12,700	306,324

Railroads - 2.0%
Union Pacific Corp.	42,200	2,933,322

Regional Banks - 2.7%
Associated Banc-Corp.	56,976	698,526
BB&T Corp.	62,400	1,641,744
Old National Bancorp	19,545	202,486
Regions Financial Corp.	203,000	1,335,740

		3,878,496

Reinsurance - 0.4%
Reinsurance Group of America, Inc.	11,370	519,723

Research & Consulting Services - 3.5%
Equifax, Inc.	153,600	4,310,017
ICF International, Inc.*	11,100	265,623

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series O
June 30, 2010 (Unaudited)	(All Cap Value Series)

	Shares	Value
COMMON STOCKS - 99.6% (continued)
Research & Consulting Services - 3.5% (continued)
Navigant Consulting, Inc.*	58,500	$607,230

		5,182,870

Restaurants - 0.8%
Burger King Holdings, Inc.	46,466	782,487
Jack in the Box, lnc.*	20,000	389,000

		1,171,487

Semiconductor Equipment - 0.2%
FEI Co.*	13,300	262,143

Semiconductors - 1.1%
IXYS Corp.1,*	176,300	1,558,492

Specialty Chemicals - 0.4%
HB Fuller Co.	13,200	250,668
Zoltek Companies, lnc.*	30,900	261,723

		512,391

Specialty Stores - 0.8%
Cabela’s, lnc.*	79,237	1,120,411

Tobacco - 0.8%
Philip Morris International, Inc.	24,100	1,104,744

Trucking - 0.4%
Saia, lnc.*	39,000	585,000

Water Utilities - 0.2%
American Water Works Company, Inc.	15,000	309,000

TOTAL COMMON STOCKS (cost $162,031,342)		$143,796,043

Total Investments - 99.6%[3] (cost $162,031,342)		$143,796,043
Cash & Other Assets, Less Liabilities - 0.4%		566,159

Total Net Assets - 100.0%		$144,362,202

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $162,054.993.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $2,999,809 (cost $3,649,444), or 2.1% of total net assets.

[2]	Security is segregated as collateral for open written option contracts.

[3]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

The accompanying notes are an integral part of the financial statements

Series O

(All Cap Value Series)

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets:
Investments, at value*	$143,796,043
Cash	754,028
Receivables:
Fund shares sold	43,798
Dividends	176,666
Prepaid expenses	1,002

Total assets	144,771,537

Liabilities:
Payable for:
Fund shares redeemed	138,138
Written options, at value (premiums received $382,468)	103,760
Management fees	88,339
Administration fees	12,176
Transfer agent/maintenance fees	2,100
Custodian fees	1,519
Directors’ fees	3,430
Professional fees	18,837
Security Investors	18,577
Other fees	22,459

Total liabilities	409,335

Net assets	$144,362,202

Net assets consist of:
Paid in capital	$191,092,991
Undistributed net investment income	471,232
Accumulated net realized loss on sale of investments	(29,245,430)
Net unrealized depreciation in value of investments	(17,956,591)

Net assets	$144,362,202

Capital shares outstanding	7,959,521
Net asset value per share (net assets divided by shares outstanding)	$18.14

* Investments, at cost	$162,031,342

Statement of Operations For Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign withholding tax $-71)	$1,198,953
Interest	528

Total investment income	1,199,481

Expenses:
Management fees	567,056
Administration fees	77,225
Transfer agent/maintenance fees	12,776
Custodian fees	5,386
Directors’ fees	7,159
Professional fees	11,321
Reports to shareholders	14,134
Other	33,192

Total expenses	728,249

Net investment income	471,232

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	1,308,649
Options written	86,014

Net realized gain	1,394,663

Net change in unrealized appreciation (depreciation) during the period on:
Investments	(9,786,234)
Options written	310,986

Net change in unrealized appreciation (depreciation)	(9,475,248)

Net realized and unrealized loss	(8,080,585)

Net decrease in net assets resulting from operations	$(7,609,353)

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets	Series O
(All Cap Value Series)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment income	$471,232	$1,474,436
Net realized gain (loss) during the period on investments	1,394,663	(12,222,667)
Net change in unrealized appreciation (depreciation) during the period on investments	(9,475,248)	51,461,750

Net increase (decrease) in net assets resulting from operations	(7,609,353)	40,713,519

Capital share transactions:
Proceeds from sale of shares	18,679,582	18,436,280
Cost of shares redeemed	(28,625,840)	(53,865,932)

Net decrease from capital share transactions	(9,946,258)	(35,429,652)

Net increase (decrease) in net assets	(17,555,611)	5,283,867

Net assets:
Beginning of period	161,917,813	156,633,946

End of period	$144,362,202	$161,917,813

Undistributed net investment income at end of period	$471,232	$1,474,436

Capital share activity:
Shares sold	947,187	1,210,470
Shares redeemed	(1,449,179)	(3,632,455)

Total capital share activity	(501,992)	(2,421,985)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series O
Selected data for each share of capital stock outstanding throughout each period	(All Cap Value Series	)

	Six Months Ended June 30, 2010[a]	2009	2008[b,c]	2007	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$19.14	$14.39	$23.37	$22.73	$19.13	$18.44

Income (loss) from investment operations:
Net investment income[d]	0.06	0.16	0.34	0.34	0.31	0.23
Net gain (loss) on investments (realized and unrealized)	(1.06)	4.59	(9.32)	0.30	3.29	0.46

Total from investment operations	(1.00)	4.75	(8.98)	0.64	3.60	0.69

Net asset value, end of period	$18.14	$19.14	$14.39	$23.37	$22.73	$19.13

Total Return[e]	(5.22%)	33.01%	(38.43%)	2.82%	18.82%	3.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$144,362	$161,918	$156,634	$288,233	$295,049	$259,728

Ratios to average net assets:
Net investment income	0.58%	1.00%	1.72%	1.42%	1.41%	1.29%
Total expenses[f]	0.90%	0.87%	1.09%	1.14%	1.15%	1.15%
Net expenses[g]	0.90%	0.85%	1.07%	1.14%	1.15%	1.15%
Net expenses prior to custodian earnings credits and net of expense waivers	0.90%	0.85%	1.07%	1.14%	1.15%	1.15%

Portfolio turnover rate	12%	19%	124%[h]	25%	18%	20%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]	Security Global Investors, LLC (SGI) became the advisor of Series O effective August 15, 2008. Prior to August 15, 2008, SGI paid T.Rowe Price for sub-advisory services.

[c]	Effective August 15, 2008, the Series name became All Cap Value Series. Prior to August 15, 2008, the Series was known as the Equity Income Series.

[d]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[e]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[f]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[g]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[h]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

The accompanying notes are an integral part of the financial statements

Series P
Performance Summary	(High Yield Series)
June 30, 2010	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series P (High Yield Series) on June 30, 2000 and reflects the fees and expenses of Series P. The Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged index that tracks below investment grade bonds.

Average Annual Returns

Periods Ended 6-30-10[1]	1 Year	5 Years	10 Years
Series P	29.16%	8.16%	7.85%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Comparison by Quality Ratings (Based on Standard & Poor’s Ratings)

AA	1.09%
A	0.85
BBB	4.53
BB	23.80
B	36.87
CCC	19.32
CC	0.75
NR	5.79
Common Stocks	0.58
Preferred Stocks	0.42
Warrants	0.02
Cash & Other Assets, Less Liabilities	5.98

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series P
June 30, 2010 (Unaudited)	(High Yield Series	)

	Shares	Value
COMMON STOCKS - 0.6%
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc.*	57	$2,708

Airlines - 0.0%
Delta Air Lines, Inc.*	2,225	26,143

Broadcasting - 0.0%
Adelphia Recovery Trust*	5,270	448

Cable & Satellite - 0.0%
Time Warner Cable, Inc.	101	5,260

Electronic Manufacturing Services - 0.0%
Viasystems Group, Inc.*	100	1,477

Health Care Equipment - 0.0%
MEDIQ, Inc.*	92	1

Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc.[1]	10,740	10,096

Oil & Gas Equipment & Services - 0.1%
SemGroup Corporation2,3,*	4,398	105,552

Publishing - 0.2%
Dex One Corp.*	13,067	248,273
SuperMedia, Inc.*	513	9,383

		257,656

Regional Banks - 0.3%
CIT Group, Inc.*	7,613	257,776

TOTAL COMMON STOCKS (cost $1,263,609)		$667,117

	Shares	Value
PREFERRED STOCKS - 0.4%
Department Stores - 0.3%
Sears Holdings Corporation
7.00%, 7/15/2042*	6,510	$99,888
7.40%, 2/1/2043*	18,320	295,410

		395,298

Marine Ports & Services - 0.1%
U.S. Shipping Corporation[2,3] ,*	24,529	61,323
Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corporation
8.38%, 12/31/2012*	28,000	9,520
Federal National Mortgage Association
8.25%, 12/31/2010*	28,000	9,520
4.38%, 5/13/2011	7,000	3,640

		22,680

TOTAL PREFERRED STOCKS (cost $2,970,479)		$479,301

	Shares	Value
WARRANT - 0.0%
SemGroup Corporation[2,3]	4,630	$26,623

TOTAL WARRANT
(cost $23,150)		$26,623

	Principal Amount	Value
CONVERTIBLE BONDS - 5.2%
Automobiles (including Replacement Parts) - 0.7%
Sonic Automotive, Inc.
5.00%, 2029[4]	$800,000	$783,000

Brokerage - 0.7%
E*Trade Financial Corporation
0.00%, 2019[4]	750,000	856,875

Financial Services - 1.0%
Forest City Enterprises, Inc.
5.00%, 2016[4,5,6]	1,000,000	1,070,000

Health Care Services - 2.1%
Hologic, Inc.
2.00%, 2037[4,7]	2,450,000	2,085,562
Invacare Corporation
4.13%, 2027[4]	350,000	374,062

		2,459,624

Metals & Minerals - 0.7%
USEC, Inc.
3.00%, 2014[4]	1,100,000	792,000

TOTAL CONVERTIBLE BONDS (cost $5,789,309)		$5,961,499

	Principal Amount	Value
CORPORATE BONDS - 87.4%
Aerospace & Defense - 0.1%
Triumph Group, Inc.
8.00%, 2017[4]	100,000	95,500

Airlines - 3.0%
Continental Airlines
7.03%, 2011[4]	1,378,071	1,374,626
Continental Airlines
7.34%, 2014[2,3]	531,044	507,147
Delta Air Lines, Inc.
7.90%, 2025[4,6,8]	75,000	1,594
UAL
12.00%, 2016[4,5,6]	1,500,000	1,567,499

		3,450,866

Automotive - 3.0%
Ford Motor Credit Company LLC
8.00%, 2016[4]	1,000,000	1,022,591
8.13%, 2020[4]	400,000	408,277
Metaldyne Corporation
11.00%, 2012[2,3,8]	1,000,000	—
Motors Liquidation Company
8.38%, 2033[4,8]	1,150,000	368,000
Penske Automotive Group, Inc.
7.75%, 2016[4]	1,750,000	1,645,000

		3,443,868

Banking - 1.8%
FCB Capital Trust I
8.05%, 2028[4]	75,000	72,108

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Series P (High Yield Series)

	Principal Amount	Value
CORPORATE BONDS - 87.4% (continued)
Banking - 1.8% (continued)
Progress Capital Trust I
10.50%, 2027[4]	$700,000	$720,768
Rabobank Capital Funding Trust II
5.26%, 2049[4,5,6,9]	1,400,000	1,242,352

		2,035,228

Brokerage - 2.6%
E*Trade Financial Corporation
7.88%, 2015[4]	2,150,000	1,924,250
Nuveen Investments, Inc.
10.50%, 2015[4]	1,200,000	1,044,000

		2,968,250

Chemicals - 1.9%
Ineos Group Holdings plc
8.50%, 2016[4,5,6]	2,000,000	1,560,000
Methanex Corporation
8.75%, 2012[4]	5,000	5,175
PolyOne Corporation
6.58%, 2011[4]	625,000	625,000

		2,190,175

Consumer Products - 0.8%
Hanesbrands, Inc.
4.12%, 2014[4,6,9]	150,000	141,938
8.00%, 2016[4]	750,000	760,312
Icon Health & Fitness
11.25%, 2012[2,3]	25,000	17,500

		919,750

Electric - 2.8%
AES Red Oak LLC
8.54%, 2019[4]	1,919,777	1,895,780
East Coast Power LLC
7.07%, 2012[4]	37,807	38,223
NRG Energy, Inc.
8.50%, 2019[4]	1,250,000	1,270,313

		3,204,316

Entertainment - 1.1%
Marquee Holdings, Inc.
9.51%, 2014[4]	1,500,000	1,233,750

Environmental - 0.3%
Casella Waste Systems, Inc.
9.75%, 2013[4]	400,000	400,000

Financial - Other - 4.7%
Ford Motor Credit Company LLC
7.00%, 2015[4]	1,000,000	989,170
Harland Clarke Holdings Corporation
9.50%, 2015[4]	1,500,000	1,365,000
Icahn Enterprises, LP
8.00%, 2018[4,5,6]	250,000	242,500
International Lease Finance Corporation
5.65%, 2014[4]	2,100,000	1,863,750
8.75%, 2017[4,5,6]	1,000,000	947,500

		5,407,920

Financial Companies - Noncaptive Consumer - 5.0%
General Motors Acceptance Corporation
6.75%, 2014[4]	650,000	628,410
8.00%, 2031[4]	1,600,000	1,470,264
Nelnet, Inc.
7.40%, 2036[4,9]	4,250,000	3,566,327

		5,665,001

Financial Companies - Noncaptive Diversified - 2.5%
CIT Group, Inc.
7.00%, 2013[4]	88,448	84,689
7.00%, 2014[4]	132,672	125,043
7.00%, 2015[4]	132,672	122,390
7.00%, 2016[4]	221,119	201,771
7.00%, 2017[4]	2,559,568	2,303,612

		2,837,505

Food & Beverage - 2.2%
Bumble Bee Foods LLC
7.75%, 2015[4,5,6]	200,000	201,250
Constellation Brands, Inc.
7.25%, 2017[4]	1,000,000	1,013,750
Harry & David Operations Corporation
9.00%, 2013[4]	900,000	589,500
Pinnacle Foods Finance LLC
9.25%, 2015[4,5,6]	650,000	663,000

		2,467,500

Gaming - 4.3%
Boyd Gaming Corporation
7.13%, 2016[4]	800,000	658,000
MGM Resorts International
8.50%, 2010[4]	15,000	15,000
8.38%, 2011[4]	55,000	55,550
6.75%, 2013[4,6]	250,000	223,125
7.63%, 2017[4]	500,000	391,250
11.13%, 2017[4]	300,000	330,750
Mohegan Tribal Gaming Authority
7.13%, 2014[4]	1,750,000	1,264,375
Pinnacle Entertainment, Inc.
7.50%, 2015[4]	1,980,000	1,856,250
8.75%, 2020[4,5,6]	200,000	185,250

		4,979,550

Health Care - 7.6%
Apria Healthcare Group, Inc.
11.25%, 2014[4,5,6]	600,000	639,000
HCA, Inc.
9.25%, 2016[4]	1,750,000	1,854,999
Healthsouth Corporation
8.13%, 2020[4]	1,100,000	1,080,750
Invacare Corporation
9.75%, 2015[4,6]	150,000	161,250
Psychiatric Solutions, Inc.
7.75%, 2015[4]	1,250,000	1,281,250
Radnet Management, Inc.
10.38%, 2018[4,5,6]	1,600,000	1,440,000
US Oncology, Inc.
10.75%, 2014[4]	675,000	691,875
9.13%, 2017[4]	1,100,000	1,130,250

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series P
June 30, 2010 (Unaudited)	(High Yield Series)

	Principal Amount	Value
CORPORATE BONDS - 87.4% (continued)
Health Care - 7.6% (continued)
Vanguard Health Holdings Company II LLC
8.00%, 2018[4]	$500,000	$480,000

		8,759,374

Independent Energy - 3.3%
Energy XXI Gulf Coast, Inc.
10.00%, 2013[4]	2,750,000	2,715,625
Hilcorp Energy I, LP
7.75%, 2015[4,5,6]	250,000	246,250
Plains Exploration & Production Company
7.00%, 2017[4]	500,000	477,500
Range Resources Corporation
7.38%, 2013[4]	75,000	75,750
Southwestern Energy Company
7.50%, 2018[4]	150,000	159,375

		3,674,500

Industrial - Other - 0.4%
Anixter, Inc.
5.95%, 2015[4]	250,000	238,438
Mobile Services Group, Inc.
9.75%, 2014[4]	200,000	204,500

		442,938

Insurance - Life - 0.1%
USI Holdings Corporation
9.75%, 2015[4,5,6]	100,000	91,750

Insurance - Property & Casualty - 1.0%
HUB International Holdings, Inc.
10.25%, 2015[4,5,6]	265,000	243,138
Nationwide Mutual Insurance Company
8.25%, 2031[4,5,6]	900,000	952,395

		1,195,533

Media - Cable - 0.0%
CSC Holdings LLC
6.75%, 2012[4]	42,000	43,470

Media - Non cable - 7.6%
Block Communications, Inc.
8.25%, 2015[4,5,6]	1,125,000	1,094,062
Bonten Media Acquisition Company
9.00%, 2015[4,5,6]	115,349	67,479
CMP Susquehanna Corporation
9.88%, 2014[4]	1,200,000	411,000
Fisher Communications, Inc.
8.63%, 2014[4]	250,000	245,625
GeoEye, Inc.
9.63%, 2015[4,5,6]	1,900,000	1,938,000
Historic TW, Inc.
9.13%, 2013[4]	30,000	34,916
ldearc, Inc.
8.00%, 2016[4,8]	43,550	10,888
Intelsat S.A.
7.63%, 2012[4]	1,000,000	1,008,750
Morris Publishing Group LLC
10.00%, 2014[4]	548,593	518,420

Radio One, Inc.
6.38%, 2013[4]	650,000	552,500
Reader’s Digest Association, Inc.
9.00%, 2017[4,8]	150,000	1,500
Satelites Mexicanos S.A. de CV
9.28%, 2011[4] ,9	3,054,175	2,809,840

		8,692,980

Metals & Mining - 1.5%
Griffin Coal Mining Company Pty, Ltd.
9.50%, 2016[4,5,6,8]	1,900,000	1,161,375
Noble Group, Ltd.
6.63%, 2015[4,5,6]	550,000	562,375

		1,723,750

Natural Gas Pipelines - 0.2%
El Paso Corporation
8.25%, 2016[4]	250,000	261,875

		261,875

Oil Field Services - 1.5%
Key Energy Services, Inc.
8.38%, 2014[4]	1,250,000	1,242,188
Pemex Project Funding Master Trust
9.13%, 2010[4]	10,000	10,113
Stallion Oilfield Services
9.75%, 2015[4,5,6,8]	700,000	399,000

		1,651,301

Packaging - 0.8%
Reynolds Group Issuer, Inc.
7.75%, 2016[4,5,6]	200,000	195,500
8.50%, 2018[4,5,6]	750,000	735,938

		931,438

Paper - 3.2%
Appleton Papers, Inc.
10.50%, 2015[4,5,6]	1,250,000	1,181,250
Sino-Forest Corporation
10.25%, 2014[4,5,6]	2,275,000	2,417,188

		3,598,438

Pharmaceuticals - 2.3%
Catalent Pharma Solutions, Inc.
10.25%, 2015[4]	2,805,985	2,672,701

Railroads - 0.5%
Kansas City Southern Railway
13.00%, 2013[4]	500,000	600,000

Refining - 2.1%
Tesoro Corporation
6.50%, 2017[4]	1,900,000	1,738,500
9.75%, 2019[4]	200,000	207,500
Western Refining, Inc.
11.25%, 2017[4] ,5,6	500,000	455,000

		2,401,000

REIT’s - 4.7%
CommonWealth REIT
1.14%, 2011[4,9]	1,624,000	1,614,592

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series P
June 30, 2010 (Unaudited)	(High Yield Series)

	Principal Amount	Value
CORPORATE BONDS - 87.4% (continued)
REIT’s - 4.7% (continued)
Forest City Enterprises, Inc.
7.63%, 2015[4]	$1,750,000	$1,601,250
Hospitality Properties Trust
6.70%, 2018[4]	2,150,000	2,185,193

		5,401,035

Retailers - 1.7%
Michaels Stores, Inc.
11.38%, 2016[4]	200,000	208,000
Neiman Marcus Group, Inc.
10.38%, 2015[4]	1,750,000	1,780,625

		1,988,625

Services - 5.8%
KAR Auction Services, Inc.
8.75%, 2014[4]	2,300,000	2,311,500
Travelport LLC
9.88%, 2014[4]	1,850,000	1,854,624
11.88%, 2016[4]	150,000	151,500
West Corporation
9.50%, 2014[4]	1,050,000	1,055,250
11.00%, 2016[4]	1,250,000	1,271,875

		6,644,749

Technology - 4.2%
Amkor Technology, Inc.
9.25%, 2016[4]	2,225,000	2,330,688
Seagate HDD Cayman
6.88%, 2020[4,5,6]	500,000	475,000
Seagate Technology HDD Holdings
6.80%, 2016[4]	1,400,000	1,358,000
SunGard Data Systems, Inc.
10.63%, 2015[4]	600,000	641,250

		4,804,938

Telecommunications - Wireless - 2.7%
Clearwire Communications LLC
12.00%, 2015[4,5,6]	500,000	495,625
Sprint Capital Corporation
6.90%, 2019[4]	2,850,000	2,579,250

		3,074,875

Telecommunications - Wirelines - 0.1%
Qwest Corporation
7.88%, 2011[4]	150,000	156,000

TOTAL CORPORATE BOND
(cost $95,747,875)		$100,110,449
FOREIGN BONDS - 0.4%
Chile - 0.0%
Chile Government International Bond
7.13%, 2012[4]	25,000	27,070

Mexico - 0.2%
Mexico Government International Bond
8.38%, 2011[4]	85,000	88,485
7.50%, 2012[4]	116,000	126,440

		214,925

Russia - 0.1%
Russian Ministry of Finance
3.00%, 2011[4]	80,000	80,248

South Africa - 0.0%
South Africa Government International Bond
7.38%, 2012[4]	35,000	38,171

Tunisia - 0.1%
Banque Centrale de Tunisie S.A.
7.38%, 2012[4]	80,000	86,904

TOTAL FOREIGN BONDS
(cost $415,844)		$447,318

Total Investments - 94.0%[10]
(cost $106,210,266)		$107,692,307
Cash & Other Assets, Less Liabilities - 6.0%		6,844,323

Total Net Assets - 100.0%		$114,536,630

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $104,220,874.

REIT	Real Estate Investment Trust

plc	Public Limited Company

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $10,096 (cost $468,845), or 0.0% of total net assets.

[2]	Value determined based on Level 3 inputs.

[3]	Security was fair valued by the Valuation Committee at June 30, 2010. The total market value of fair valued securities amounts to $718,143, (cost $2,190,643) or 0.63% of total net assets.

[4]	Value determined based on Level 2 inputs.

[5]	Security was acquired through a private placement.

[6]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $22,997,583 (cost $23,145,577), or 20.1% of total net assets.

[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

[8]	Security is in default of interest and/or principal obligations.

[9]	Variable rate security. Rate indicated is rate effective at June 30, 2010.

[10]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

The accompanying notes are an integral part of the financial statements

	Series P (High Yield Series	)
Statement of Assets and Liabilities June 30, 2010 (Unaudited)

Assets:
Investments, at value*	$107,692,307
Cash	5,897,525
Receivables:
Fund shares sold	10,246
Securities sold	10,596
Interest	1,757,208
Prepaid expenses	5,676

Total assets	115,373,558

Liabilities:
Payable for:
Fund shares redeemed	133,946
Securities purchased	603,750
Management fees	69,404
Administration fees	10,762
Transfer agent/maintenance fees	2,096
Professional fees	12,433
Other fees	4,537

Total liabilities	836,928

Net assets	$114,536,630

Net assets consist of:
Paid in capital	$105,437,289
Undistributed net investment income	7,784,387
Accumulated net realized loss on sale of investments	(167,087)
Net unrealized appreciation in value of investments	1,482,041

Net assets	$114,536,630

Capital shares outstanding	4,727,068
Net asset value per share (net assets divided by shares outstanding)	$24.23

* lnvestments, at cost	$106,210,266

Statement of Operations For Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends	$23,045
Interest	6,060,978

Total investment income	6,084,023

Expenses:
Management fees	479,309
Administration fees	64,481
Transfer agent/maintenance fees	12,655
Custodian fees	3,978
Directors’ fees	6,329
Professional fees	7,116
Reports to shareholders	7,494
Other	2,615

Total expenses	583,977

Net investment income	5,500,046

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	2,478,299

Net realized gain	2,478,299

Net change in unrealized appreciation (depreciation) during the period on:
Investments	(2,217,534)

Net change in unrealized appreciation (depreciation)	(2,217,534)

Net realized and unrealized gain	260,765

Net increase in net assets resulting from operations	$5,760,811

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets	Series P
(High Yield Series)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment income	$5,500,046	$11,320,259
Net realized gain (loss) during the period on investments	2,478,299	(1,184,089)
Net change in unrealized appreciation (depreciation) during the period on investments	(2,217,534)	48,718,757

Net increase in net assets resulting from operations	5,760,811	58,854,927

Capital share transactions:
Proceeds from sale of shares	37,115,177	63,655,395
Cost of shares redeemed	(67,471,597)	(66,597,004)

Net decrease from capital share transactions	(30,356,420)	(2,941,609)

Net increase (decrease) in net assets	(24,595,609)	55,913,318

Net assets:
Beginning of period	139,132,239	83,218,921

End of period	$114,536,630	$139,132,239

Undistributed net investment income at end of period	$7,784,387	$12,054,279

Capital share activity:
Shares sold	1,517,818	3,753,671
Shares redeemed	(2,788,283)	(3,982,293)

Total capital share activity	(1,270,465)	(228,622)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series P
Selected data for each share of capital stock outstanding throughout each period	(High Yield Series	)

	Six Months Ended June 30, 2010[a]	2009	2008	2007	2006	Year Ended December 31, 2005
Per Share Data Net asset value, beginning of period	$23.20	$13.37	$19.18	$18.79	$16.90	$16.28

Income (loss) from investment operations:
Net investment income[b]	1.03	1.89	1.57	1.38	0.90	1.09
Net gain (loss) on investments (realized and unrealized)	— [f]	7.94	(7.38)	(0.99)	0.99	(0.47)

Total from investment operations	1.03	9.83	(5.81)	0.39	1.89	0.62

Net asset value, end of period	$24.23	$23.20	$13.37	$19.18	$18.79	$16.90

Total Return[c]	4.44%	72.75%	(30.29%)	2.08%	11.18%	3.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$114,537	$139,131	$83,219	$115,301	$106,144	$77,971

Ratios to average net assets:
Net investment income	8.61%	10.24%	9.02%	7.19%	7.24%	7.13%
Total expenses[d]	0.91%	0.94%	0.94%	0.92%	0.93%	0.97%
Net expenses[e]	0.91%	0.94%	0.94%	0.92%	0.93%	0.97%
Net expenses prior to custodian earnings credits and net of expense waivers	0.91%	0.94%	0.94%	0.92%	0.93%	0.97%

Portfolio turnover rate	49%	46%	33%	50%	52%	64%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[f]	Less than $.01 per share.

The accompanying notes are an integral part of the financial statements

Series Q
Performance Summary	(Small Cap Value Series	)
June 30, 2010	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series Q (Small Cap Value Series) on June 30, 2000 and reflects the fees and expenses of Series Q. The Russell 2000 Index is a capitalization-weighted index that measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

Average Annual Returns

Periods Ended 6-30-10[1]	1 Year	5 Years	10 Years
Series Q	22.20%	5.85%	11.64%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	13.57%
Consumer Staples	5.30
Energy	13.66
Financials	16.57
Health Care	1.94
Industrials	20.69
Information Technology	17.27
Materials	9.39
Utilities	1.28
Cash & Other Assets, Less Liabilities	0.33

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Q
June 30, 2010 (Unaudited)	(Small Cap Value Series)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 6.6%
Ceradyne, Inc.*	28,000	$598,360
DynCorp International, Inc.*	145,280	2,545,306
GeoEye, Inc.*	94,800	2,952,073
Orbital Sciences Corp.*	98,821	1,558,407

		7,654,146

Apparel Retail - 3.9%
Brown Shoe Company, Inc.	148,800	2,258,783
Chico’s FAS, Inc.	209,700	2,071,836

		4,330,619

Apparel, Accessories & Luxury Goods - 1.8%
Columbia Sportswear Co.	762	35,563
Maidenform Brands, Inc.*	100,500	2,046,180

		2,081,743

Asset Management & Custody Banks - 1.7%
Fifth Street Finance Corp.	177,000	1,952,310

Building Products - 1.0%
Trex Company, Inc.*	57,100	1,147,139

Casinos & Gaming - 1.1%
Penn National Gaming, Inc.*	53,700	1,240,470

Coal & Consumable Fuels - 1.2%
USEC, Inc.*	290,930	1,384,827

Communications Equipment - 1.5%
Harmonic, Inc.*	159,400	867,136
Symmetricom, Inc.[1], *	159,189	810,272

		1,677,408

Computer & Electronics Retail - 0.7%
Conn’s, Inc.*	138,700	815,556

Computer Hardware - 1.1%
Silicon Graphics International Corp.*	180,416	1,277,345

Construction & Engineering - 1.6%
Insituform Technologies, Inc.*	88,000	1,802,240

Construction & Farm Machinery & Heavy Trucks - 1.5%
Force Protection, Inc.*	427,600	1,753,160

Consumer Finance - 0.2%
First Marblehead Corp.*	99,086	232,852

Data Processing & Outsourced Services - 0.5%
Euronet Worldwide, Inc.*	45,900	587,061

Diversified Chemicals - 0.8%
LSB Industries, Inc.*	69,300	922,383

Diversified REIT’s - 1.7%
Investors Real Estate Trust	214,089	1,890,406

Electrical Components & Equipment - 2.3%
General Cable Corp.*	51,000	1,359,150
LaBarge, Inc.*	89,300	1,018,913
UQM Technologies, Inc.*	55,342	187,609

		2,565,672

Electronic Components - 2.9%
Power-One, Inc.*	485,705	3,278,509

Electronic Manufacturing Services - 2.6%
Maxwell Technologies, Inc.[1], *	159,274	1,815,724
Methode Electronics, Inc.	121,626	1,184,637

		3,000,361

Food Retail - 1.4%
Winn-Dixie Stores, Inc.*	168,400	1,623,376

Forest Products - 2.7%
Louisiana-Pacific Corp.2,*	453,700	3,035,253

General Merchandise Stores - 0.2%
Fred’s, Inc.	24,700	273,182

Health Care Services - 1.9%
Mednax, Inc.2,*	21,400	1,190,054
RehabCare Group, Inc.*	46,700	1,017,126

		2,207,180

Household Products - 1.0%
Orchids Paper Products Company*	82,974	1,078,662

Human Resources & Employment Services - 1.4%
Administaff, Inc.	66,300	1,601,808

Industrial Machinery - 0.9%
Flow International Corp.*	414,278	977,696

Industrial REIT’s - 0.6%
First Potomac Realty Trust	51,000	732,870

IT Consulting & Other Services - 3.2%
CACI International, Inc.*	38,400	1,631,232
Satyam Computer Services, Ltd.ADR	385,152	1,979,681

		3,610,913

Leisure Products - 1.8%
Smith & Wesson Holding Corp.*	490,500	2,006,145

Metal & Glass Containers - 1.5%
Myers Industries, Inc.	210,400	1,702,136

Mortgage REIT’s - 0.4%
Redwood Trust, Inc.	29,100	426,024

Multi-Line Insurance - 2.0%
Horace Mann Educators Corp.	148,600	2,273,580

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Series Q (Small Cap Value Series)

	Shares	Value
COMMON STOCKS - 99.7% (continued)
Multi-Utilities - 1.3%
NorthWestern Corp.[2]	55,600	$1,456,720

Office REIT’s - 0.6%
Lexington Realty Trust	108,000	649,080

Office Services & Supplies - 0.5%
United Stationers, Inc.*	9,591	522,422

Oil & Gas Drilling - 1.1%
Vantage Drilling Co.*	928,208	1,253,081

Oil & Gas Equipment & Services - 5.0%
Global Industries Ltd.*	464,200	2,084,258
Superior Well Services, lnc.*	64,500	1,078,440
Tesco Corp.*	203,900	2,503,892

		5,666,590

Oil & Gas Exploration & Production - 2.1%
Goodrich Petroleum Corp.*	70,826	849,912
Gulfport Energy Corp.*	86,535	1,026,305
Petrohawk Energy Corp.2,*	27,700	470,069

		2,346,286

Oil & Gas Refining & Marketing - 1.8%
Frontier Oil Corp.	150,900	2,029,605

Oil & Gas Storage & Transportation - 2.5%
Southern Union Co.[2]	128,900	2,817,754

Packaged Foods & Meats - 1.1%
Smart Balance, Inc.*	293,600	1,200,824

Paper Packaging - 0.8%
Bemis Company, Inc.	33,600	907,200

Paper Products - 0.5%
Clearwater Paper Corp.2,*	10,878	595,679

Personal Products - 1.8%
Elizabeth Arden, Inc.*	145,300	2,109,756

Property & Casualty Insurance - 3.7%
Employers Holdings, Inc.	76,000	1,119,480
Hanover Insurance Group, Inc.	69,800	3,036,300

		4,155,780

Publishing - 0.5%
Scholastic Corp.	25,200	607,824

Regional Banks - 4.6%
1st Source Corp.	81,900	1,385,748
Associated Banc-Corp.	127,487	1,562,990
Bancfirst Corp.	13,600	496,264
Heritage Financial Corp.*	46,800	700,596
Old National Bancorp	104,657	1,084,247

		5,229,845

Reinsurance - 1.1%
Reinsurance Group of America, Inc.	27,430	1,253,825

Research & Consulting Services - 3.3%
ICF International, lnc.*	85,700	2,050,801
Navigant Consulting, lnc.*	123,900	1,286,082
School Specialty, Inc.*	24,800	448,136

		3,785,019

Restaurants - 1.5%
Burger King Holdings, Inc.	101,900	1,715,996

Semiconductor Equipment - 0.5%
FEI Co.*	29,600	583,416

Semiconductors - 3.6%
IXYS Corp.l.*	219,179	1,937,542
Standard Microsystems Corp.*	87,269	2,031,623

		3,969,165

Specialty Chemicals - 3.1%
HB Fuller Co.	28,100	533,619
Landec Corp.1,*	292,900	1,725,181
Zoltek Companies, lnc.*	146,000	1,236,620

		3,495,420

Specialty Stores - 2.1%
Cabela’s, lnc.*	164,327	2,323,584

Technology Distributors - 1.4%
Insight Enterprises, lnc.*	122,300	1,609,468

Trucking - 1.5%
Saia, lnc.*	111,200	1,668,000

TOTAL COMMON STOCKS (cost $97,210,928)		$113,095,371

Total Investments - 99.7%[3] (cost $97,210,928)		$113,095,371
Cash & Other Assets, Less Liabilities - 0.3%		374,416

Total Net Assets - 100.0%		$113,469,787

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $97,264,140.

ADR	American Depositary Receipt

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $6,288,719 (cost $4,873,208), or 5.5% of total net assets.

[2]	Security is segregated as collateral for open written option contracts.

[3]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

The accompanying notes are an integral part of the financial statements

Series Q (Small Cap Value Series)

Statement of Assets and Liabilities June 30, 2010 (Unaudited)

Assets:
Investments, at value*	$113,095,371
Cash	1,202,416
Receivables:
Fund shares sold	75,606
Dividends	101,346
Prepaid expenses	1,739

Total assets	114,476,478

Liabilities:
Payable for:
Fund shares redeemed	520,287
Securities purchased	304,100
Written options, at value (premiums received $312,000)	52,453
Management fees	93,685
Administration fees	9,378
Transfer agent/maintenance fees	2,097
Custodian fees	960
Directors’ fees	74
Professional fees	9,444
Other fees	14,213

Total liabilities	1,006,691

Net assets	$113,469,787

Net assets consist of:
Paid in capital	$110,405,762
Accumulated net investment loss	(45,746)
Accumulated net realized loss on sale of investments	(13,034,219)
Net unrealized appreciation in value of investments	16,143,990

Net assets	$113,469,787

Capital shares outstanding	4,223,867
Net asset value per share (net assets divided by shares outstanding)	$26.86

* Investments, at cost	$97,210,928

Statement of Operations
For Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends	$649,175
Interest	315

Total investment income	649,490

Expenses:
Management fees	594,008
Administration fees	59,424
Transfer agent/maintenance fees	12,721
Custodian fees	4,531
Directors’ fees	5,985
Professional fees	8,916
Reports to shareholders	7,230
Other	2,421

Total expenses	695,236

Net investment loss	(45,746)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	8,568,005
Options written	99,872

Net realized gain	8,667,877

Net change in unrealized appreciation (depreciation) during the period on:
Investments	(11,555,123)
Options written	263,875

Net change in unrealized appreciation (depreciation)	(11,291,248)

Net realized and unrealized loss	(2,623,371)

Net decrease in net assets resulting from operations	$(2,669,117)

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets	Series Q (Small Cap Value Series)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment loss	$(45,746)	$(23,794)
Net realized gain (loss) during the period on investments	8,667,877	(21,084,587)
Net change in unrealized appreciation (depreciation) during the period on investments	(11,291,248)	65,219,440

Net increase (decrease) in net assets resulting from operations	(2,669,117)	44,111,059

Capital share transactions:
Proceeds from sale of shares	21,360,726	39,411,373
Cost of shares redeemed	(30,681,745)	(44,006,948)

Net decrease from capital share transactions	(9,321,019)	(4,595,575)

Net increase (decrease) in net assets	(11,990,136)	39,515,484

Net assets:
Beginning of period	125,459,923	85,944,439

End of period	$113,469,787	$125,459,923

Accumulated net investment loss at end of period	$(45,746)	$—

Capital share activity:
Shares sold	738,459	1,768,681
Shares redeemed	(1,060,908)	(2,079,337)

Total capital share activity	(322,449)	(310,656)

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Series Q (Small Cap Value Series)

	Six Months Ended June 30, 2010[a]	2009[b]	2008	2007	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$27.60	$17.70	$28.82	$26.14	$23.05	$20.13

Income (loss) from investment operations:
Net investment income (loss)[c]	(0.01)	(0.01)	0.06	(0.12)	(0.09)	(0.11)
Net gain (loss) on investments (realized and unrealized)	(0.73)	9.91	(11.18)	2.80	3.18	3.03

Total from investment operations	(0.74)	9.90	(11.12)	2.68	3.09	2.92

Net asset value, end of period	$26.86	$27.60	$17.70	$28.82	$26.14	$23.05

Total Return[d]	(2.68%)	55.93%	(38.58%)	10.25%	13.41%	14.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$113,470	$125,460	$85,944	$166,871	$159,852	$144,166

Ratios to average net assets:
Net investment income (loss)	(0.07%)	(0.02%)	0.24%	(0.42%)	(0.36%)	(0.58%)
Total expenses[e]	1.11%	1.14%	1.19%	1.18%	1.25%	1.22%
Net expenses[f]	1.11%	1.14%	1.18%	1.18%	1.24%	1.22%
Net expenses prior to custodian earnings credits and net of expense waivers	1.11%	1.14%	1.19%	1.18%	1.25%	1.22%

Portfolio turnover rate	44%	126%[g]	25%	42%	46%	37%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]	Security Global Investors. LLC (SGI) became the advisor of Series Q effective February 9, 2009. Prior to February 9, 2009, SGI paid Wells Capital Management, Inc. for sub-advisory services.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

The accompanying notes are an integral part of the financial statements

Performance Summary	Series V
June 30, 2010	(Mid Cap Value Series	)
	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series V (Mid Cap Value Series) on June 30, 2000 and reflects the fees and expenses of Series V. The Russell 2500 Value Index is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation.

Average Annual Returns

Periods Ended 6-30-10[1]	1 Year	5 Years	10 Years
Series V	19.74%	5.78%	11.40%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	11.55%
Consumer Staples	4.87
Energy	9.53
Financials	16.04
Health Care	2.91
Industrials	21.09
Information Technology	13.83
Materials	6.97
Utilities	12.13
Convertible Bonds	0.89
Cash & Other Assets, Less Liabilities	0.19

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series V
June 30, 2010 (Unaudited)	(Mid Cap Value Series)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 4.1%
GeoEye, Inc.*	222,190	$6,918,997
Orbital Sciences Corp.*	275,012	4,336,939

		11,255,936

Apparel Retail - 3.3%
Brown Shoe Company, Inc.	294,226	4,466,351
Chico’s FAS, Inc.	503,500	4,974,581

		9,440,932

Apparel, Accessories & Luxury Goods - 1.3%
Columbia Sportswear Co.	1,836	85,686
Maidenform Brands, Inc.*	180,000	3,664,800

		3,750,486

Asset Management & Custody Banks - 1.2%
Fifth Street Finance Corp.	319,014	3,518,724

Auto Parts & Equipment - 0.0%
HydroGen Corporation[1], [2]*	672,346	3,496

Building Products - 0.6%
Trex Company, Inc.*	91,300	1,834,217

Casinos & Gaming - 1.1%
Penn National Gaming, Inc.*	130,000	3,003,000

Coal & Consumable Fuels - 1.2%
USEC, Inc.*	698,070	3,322,813

Communications Equipment -1.0%
Symmetricom, Inc.[1],*	546,680	2,782,601

Construction & Engineering - 4.8%
Insituform Technologies, Inc.*	212,000	4,341,760
Quanta Services, Inc.*	279,000	5,761,350
URS Corp.*	84,820	3,337,667

		13,440,777

Construction & Farm Machinery & Heavy Trucks - 0.8%
Force Protection, Inc.*	565,000	2,316,500

Consumer Finance - 0.3%
First Marblehead Corp.*	303,741	713,791

Data Processing & Outsourced Services - 3.8%
Computer Sciences Corp	206,600	9,348,650
Euronet Worldwide, Inc.*	114,100	1,459,339

		10,807,989

Diversified REIT’s - 1.0%
Investors Real Estate Trust	309,000	2,728,470

Electric Utilities - 6.0%
Allete, Inc.	105,251	3,603,794
Great Plains Energy, Inc.	238,305	4,055,951
Northeast Utilities	144,981	3,694,116
Pepco Holdings, Inc.	95,300	1,494,304
Westar Energy, Inc.	192,100	4,151,281

		16,999,446

Electrical Components & Equipment - 1.6%
General Cable Corp.*	155,000	4,130,750
UQM Technologies, Inc.*	141,588	479,983

		4,610,733

Electronic Components - 2.8%
Power-One, Inc.*	1,159,160	7,824,330

Electronic Manufacturing Services - 1.6%
Maxwell Technologies, Inc.1,*	408,700	4,659,180

Environmental & Facilities Services - 2.3%
Covanta Holding Corporation*	380,200	6,307,518

Forest Products - 1.4%
Louisiana-Pacific Corp.3,*	573,100	3,834,039

Gas Utilities - 2.0%
Atmos Energy Corp.	113,200	3,060,928
UGI Corp.	106,529	2,710,098

		5,771,026

General Merchandise Stores - 0.2%
Fred’s, Inc.	59,350	656,411

Health Care Equipment - 1.0%
Hologic, Inc.*	203,344	2,832,582

Health Care Services - 1.3%
Mednax, Inc.3,*	37,500	2,085,376
RehabCare Group, Inc.*	80,930	1,762,655

		3,848,031

Home Furnishings - 0.5%
Leggett & Plan, Inc.[3]	72,500	1,454,350

Housewares & Specialties - 0.5%
Fortune Brands, Inc.	32,700	1,281,186

Human Resources & Employment Services - 1.4%
Administaff, Inc.	161,000	3,889,760

Industrial Conglomerates - 2.0%
McDermott International, Inc.*	266,900	5,781,054

Industrial Machinery - 0.4%
Harsco Corp.	34,859	819,187
Thermoenergy Corporation1,*	905,961	415,836

		1,235,023

Insurance Brokers - 0.6%
Arthur J Gallagher & Co.	64,100	1,562,758

lT Consulting & Other Services - 1.7%
Satyam Computer Services, Ltd. ADR	928,594	4,772,973

Mortgage REIT’s - 0.6%
Bimini Capital Management, Inc.[1]	246,603	231,807

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Series V (Mid Cap Value Series)

	Shares	Value
COMMON STOCKS - 98.9%(continued)
Mortgage REIT’s - 0.6%(continued)
Redwood Trust, Inc.	94,571	$1,384,519

Multi-Line Insurance - 1.5%		1,616,326

American Financial Group, Inc.[3]	162,800	4,447,696

Multi-Utilities - 3.6%
Alliant Energy Corp.	73,976	2,347,998
Black Hills Corp.	120,000	3,416,400
NorthWestern Corp.[3]	167,000	4,375,400

		10,139,798

Office REIT’s - 0.6%
Lexington Realty Trust	262,000	1,574,620

Office Services & Supplies - 0.5%
United Stationers, Inc.*	24,940	1,358,482

Oil & Gas Drilling - 0.5%
Helmerich & Payne, Inc.	41,050	1,499,146

Oil & Gas Equipment & Services - 2.2%
Complete Production Services, Inc.*	73,860	1,056,198
Global Industries Ltd.*	1,172,749	5,265,643

		6,321,841

Oil & Gas Exploration & Production - 2.3%
Goodrich Petroleum Corp.*	144,487	1,733,844
Gulfport Energy Corp.*	211,927	2,513,454
Petrohawk Energy Corp.[3] ,*	130,400	2,212,888

		6,460,186

Oil & Gas Refining & Marketing - 1.6%
Valero Energy Corp.	254,000	4,566,920

Oil & Gas Storage & Transportation - 1.7%
Southern Union Co.[3]	222,400	4,861,664

Packaged Foods & Meats - 4.9%
Del Monte Foods Co.	169,893	2,444,760
Hormel Foods Corp.[3]	98,900	4,003,472
JM Smucker Co.	95,700	5,763,054
Ralcorp Holdings, Inc.*	29,000	1,589,200

		13,800,486

Paper Packaging - 4.1%
Bemis Company, Inc.	268,400	7,246,800
Sonoco Products Co.	146,950	4,479,036

		11,725,836

Pharmaceuticals - 0.6%
Forest Laboratories, Inc.*	56,980	1,562,961

Property & Casualty Insurance - 6.6%
Alleghany Corporation*	14,749	4,325,882
Employers Holdings, Inc.	127,800	1,882,494
Hanover Insurance Group, Inc.	164,300	7,147,051
W.R. Berkley Corp.	213,800	5,657,148

		19,012,575

Publishing - 0.5%
Scholastic Corp.	60,800	1,466,496

Regional Banks - 2.5%
Associated Banc-Corp.	308,495	3,782,149
First Horizon National Corp.*	53,858	616,674
Old National Bancorp	280,114	2,901,981

		7,300,804

Reinsurance - 1.1%
Reinsurance Group of America, Inc.*	65,830	3,009,089

Research & Consulting Services - 2.0%
ICF International, Inc.*	114,400	2,737,592
Navigant Consulting, Inc.*	291,200	3,022,656

		5,760,248

Restaurants - 2.1%
Burger King Holdings, Inc.	219,035	3,688,549
Jack in the Box, Inc.*	112,700	2,192,015

		5,880,564

Semiconductor Equipment - 1.1%
FEI Co.*	72,400	1,427,004
Ultratech, Inc.*	105,800	1,721,366

		3,148,370

Semiconductors - 1.8%
IXYS Corp.1,*	590,800	5,222,672

Specialty Chemicals - 1.5%
HB Fuller Co.	68,100	1,293,219
Landec Corp.1,*	251,145	1,479,244
Zoltek Companies, Inc.*	170,000	1,439,900

		4,212,363

Specialty Stores - 2.0%
Cabela’s, Inc.*	410,431	5,803,494

Trucking - 0.7%
Saia, Inc.*	133,690	2,005,350

Water Utilities - 0.5%
American Water Works Company, Inc.	72,900	1,501,740

TOTAL COMMON STOCKS (cost $276,327,980)		$280,499,859

	Shares	Value
WARRANT - 0.0%
Nova Biosource Fuels, Inc. $2.40, 7/5/2011[4]	369,350	$977

TOTAL WARRANT (cost $381,521)		$977

	Principal Amount	Value
CONVERTIBLE BOND - 0.9%
Metals & Minerals - 0.9%
USEC, Inc. 3.00%, 2014[4]	$3,500,000	$2,520,000

TOTAL CONVERTIBLE BOND (cost $3,500,000)		$2,520,000

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Series V (Mid Cap Value Series)

Value
Total Investments - 99.8%[5] (cost $280,209,501)	$283,020,836
Cash & Other Assets, Less Liabilities - 0.2%	557,169

Total Net Assets - 100.0%	$283,578,005

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $280,872,466.

ADR	American Depositary Receipt

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid Securities is $14,794,836 (cost $24,001,298), or 5.2% of total net assets.

[2]	Investment in an affiliated issuer. See Note 6 in the Notes to Financial Statements.

[3]	Security is segregated as collateral for open written option contracts.

[4]	Value determined based on Level 2 inputs.

[5]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

The accompanying notes are an integral part of the financial statements

Series V
(Mid Cap Value Series)
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments in unaffiliated issues, at value*	$283,017,340
Investments in affiliated issues, at value**	3,496

Total investments	$283,020,836
Cash	950,071
Receivables:
Fund shares sold	439,735
Interest	26,107
Dividends	328,293
Prepaid expenses	3,725

Total assets	284,768,767

Liabilities:
Payable for:
Fund shares redeemed	207,843
Securities purchased	200,602
Written options, at value (premiums received $846,577)	314,662
Management fees	183,927
Administration fees	23,511
Transfer agent/maintenance fees	2,098
Custodian fees	1,975
Directors’ fees	732
Professional fees	21,924
Other liabilities	233,488

Total liabilities	1,190,762

Net assets	$283,578,005

Net assets consist of:
Paid in capital	$309,659,282
Undistributed net investment income	1,012,297
Accumulated net realized loss on sale of investments	(30,436,824)
Net unrealized appreciation in value of investments	3,343,250

Net assets	$283,578,005

Capital shares outstanding	5,956,871
Net asset value per share (net assets divided by shares outstanding)	$47.61

* lnvestments in unaffiliated issues, at cost	$277,637,926
** lnvestments in affiliated issues, at cost	2,571,575

Total cost	$280,209,501

Statement of Operations
For Six Months Ended June 30, 2010 (Unaudited)
Investment Income:
Dividends	$2,327,964
Interest	54,431

Total investment income	2,382,395

Expenses:
Management fees	1,149,042
Administration fees	145,800
Transfer agent/maintenance fees	12,800
Custodian fees	7,917
Directors’ fees	13,504
Professional fees	15,224
Reports to shareholders	20,184
Other	5,627

Total expenses	1,370,098

Net investment income	1,012,297

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(2,348,334)
Options written	356,388

Net realized loss	(1,991,946)

Net change in unrealized appreciation (depreciation) during the period on:
Investments	(7,682,464)
Options written	460,816

Net change in unrealized appreciation (depreciation)	(7,221,648)

Net realized and unrealized loss	(9,213,594)

Net decrease in net assets resulting from operations	$(8,201,297)

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets	Series V
	(Mid Cap Value Series	)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment income	$1,012,297	$2,528,388
Net realized loss during the period on investments	(1,991,946)	(28,031,935)
Net change in unrealized appreciation (depreciation) during the period on investments	(7,221,648)	121,414,946

Net increase (decrease) in net assets resulting from operations	(8,201,297)	95,911,399

Capital share transactions:
Proceeds from sale of shares	32,939,468	45,841,863
Cost of shares redeemed	(45,890,408)	(81,907,191)

Net decrease from capital share transactions	(12,950,940)	(36,065,328)

Net increase (decrease) in net assets	(21,152,237)	59,846,071

Net assets:	304,730,242	244,884,171

Beginning of period	$283,578,005	$304,730,242

End of period
Undistributed net investment income at end of period	$1,012,297	$2,528,388

Capital share activity:
Shares sold	657,016	1,210,944
Shares redeemed	(913,153)	(2,183,072)

Total capital share activity	(256,137)	(972,128)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series V
Selected data for each share of capital stock outstanding throughout each period	(Mid Cap Value Series	)

	Six Months Ended June 30, 2010[a]	2009	2008	2007	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$49.05	$34.08	$47.64	$46.78	$40.79	$35.10

Income (loss) from investment operations:
Net investment income[b]	0.17	0.38	0.49	0.36	0.44	0.14
Net gain (loss) on investments (realized and unrealized)	(1.61)	14.59	(14.05)	0.50	5.55	5.55

Total from investment operations	(1.44)	14.97	(13.56)	0.86	5.99	5.69

Net asset value, end of period	$47.61	$49.05	$34.08	$47.64	$46.78	$40.79

Total Return[c]	(2.94%)	43.93%	(28.46%)	1.84%	14.66%	16.2 1%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$283,578	$304,730	$244,884	$409,211	$447,271	$384,494

Ratios to average net assets:
Net investment income	0.66%	0.97%	1.15%	0.73%	1.01%	0.44%
Total expenses[d]	0.89%	0.91%	0.91%	0.89%	0.89%	0.90%
Net expenses[e]	0.89%	0.91%	0.9 1%	0.89%	0.89%	0.90%
Net expenses prior to custodian earnings credits and net of expense waivers	0.89%	0.91%	0.91%	0.89%	0.89%	0.90%

Portfolio turnover rate	30%	29%	56%	45%	42%	29%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Performance Summary	Series X
June 30, 2010	(Small Cap Growth Series	)
	(unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series X (Small Cap Growth Series) on June 30, 2000 and reflects the fees and expenses of Series X. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns

Periods Ended 6-30-10[1]	1 year	5 years	10 years
Series X	23.91%	(3.46%)	(4.15%)

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	16.76%
Consumer Staples	2.61
Energy	4.43
Financials	7.04
Health Care	18.40
Industrials	16.01
Information Technology	24.51
Materials	3.90
Utilities	2.23
Exchange Traded Funds	1.24
Cash & Other Assets, Less Liabilities	2.87

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series X
June 30, 2010 (Unaudited)	(Small Cap Growth Series)

	Shares	Value
COMMON STOCKS - 97.1%
Advertising - 0.8%
Lamar Advertising Co.*	10,350	$253,782

Aerospace & Defense - 2.3%
BE Aerospace, Inc.*	21,730	552,594
DigitalGlobe, Inc.*	8,180	215,134

		767,728

Aluminum - 0.9%
Kaiser Aluminum Corp.	8,920	309,256

Apparel, Accessories & Luxury Goods - 2.8%
Hanesbrands, Inc.*	19,000	457,139
Lululenon Athletica, Inc.*	6,420	238,952
Oxford Industries, Inc.	11,850	248,021

		944,112

Application Software - 8.5%
Cadence Design Systems, Inc.*	88,050	509,810
Informatica Corp.*	18,630	444,884
Nuance Communications, Inc.*	29,350	438,783
Smith Micro Software, Inc.*	34,050	323,816
SolarWinds, Inc.*	15,000	240,600
Solera Holdings, Inc.	17,900	647,979
VanceInfo Technologies, Inc. ADR*	7,250	168,780

		2,774,652

Auto Parts & Equipment - 0.6%
Gentex Corp.	11,870	213,423

Automotive Retail - 0.8%
Monro Muffler Brake, Inc.	6,250	247,063

Biotechnology - 3.2%
Halozyme Therapeutics, Inc.*	29,310	206,342
Human Genome Sciences, Inc.*	6,700	151,822
Martek Biosciences Corp.*	28,550	676,921

		1,035,085

Casinos & Gaming - 2.7%
Penn National Gaming, Inc.*	22,715	524,716
WMS Industries, Inc.*	8,850	347,362

		872,078

Coal & Consumable Fuels - 1.4%
Alpha Natural Resources, Inc.*	13,200	447,084

Communications Equipment - 3.7%
CommScope, Inc.*	14,770	351,083
InterDigital, Inc.*	19,930	492,072
Riverbed Technology, Inc.*	12,750	352,155

		1,195,310

Computer Storage & Peripherals - 1.7%
QLogic Corp.*	33,505	556,853

Construction & Engineering - 1.4%
Aecom Technology Corp.*	19,540	450,592

Construction & Farm Machinery & Heavy Trucks - 2.2%
Bucyrus International, Inc.	7,920	375,804
Wabtec Corp.	8,650	345,049

		720,853

Consumer Electronics - 0.9%
Harman International Industries, Inc.*	9,650	288,439

Consumer Finance - 0.8%
Cardtronics, Inc.*	20,700	268,272

Data Processing & Outsourced Services - 1.0%
Alliance Data Systems Corp.*	5,740	341,645

Diversified Chemicals - 1.1%
Solutia, Inc.*	26,800	351,080

Electric Utilities - 1.1%
ITC Holdings Corp.	6,950	367,725

Electrical Components & Equipment - 3.2%
Regal-Beloit Corp.	10,100	563,377
Roper Industries, Inc.	8,880	496,925

		1,060,302

Electronic Equipment & Instruments - 1.8%
FLIR Systems, Inc.*	11,750	341,808
Rofin-Sinar Technologies, Inc.*	11,900	247,758

		589,566

Exchange Traded Funds - 1.2%
iShares Russell 2000 Growth Index Fund	6,100	406,138

Health Care Equipment - 6.1%
Angiodynamics, Inc.*	9,400	138,650
Hill-Rom Holdings, Inc.	24,000	730,319
Integra LifeSciences Holdings Corp.*	11,230	415,510
Natus Medical Group, Inc.*	24,550	399,920
Wright Medical Group, Inc.*	20,350	338,014

		2,022,413

Health Care Facilities - 0.9%
Health Management Associates, Inc.*	36,500	283,605

Health Care Services - 2.4%
CardioNet, Inc.*	30,915	169,414
Clarient, Inc.*	67,050	206,514
Mednax, Inc.*	7,450	414,295

		790,223

Health Care Supplies - 1.5%
Haemonetics Corp.*	9,035	483,553

Home Furnishings - 1.2%
Tempur-Pedic International, Inc.*	13,100	402,825

Homefurnishing Retail - 0.9%
Select Comfort Corp.*	32,200	281,750

Hotels, Resorts & Cruise Lines - 0.7%
Gaylord Entertainment Co.*	10,550	233,050

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series X
June 30, 2010 (Unaudited)	(Small Cap Growth Series)

	Shares	Value
COMMON STOCKS - 97.1% (continued)
Housewares & Specialties - 2.1%
Jarden Corp.	25,830	$694,052

Human Resources & Employment Services - 0.8%
Towers Watson & Co.	6,550	254,468

Industrial Machinery - 4.0%
IDEX Corp.	17,930	512,260
Pall Corp.	8,185	281,318
Pentair, Inc.	16,300	524,860

		1,318,438

Investment Banking & Brokerage - 2.4%
Knight Capital Group, Inc.*	30,350	418,526
Stifel Financial Corp.*	9,150	397,019

		815,545

Leisure Facilities - 2.5%
Life Time Fitness, Inc.*	13,805	438,861
Vail Resorts, lnc.*	11,085	386,977

		825,838

Life Sciences Tools & Services - 1.3%
Parexel International Corp.*	19,750	428,180

Metal & Glass Containers - 1.3%
Silgan Holdings, Inc.	15,200	431,376

Multi-Line Insurance - 1.7%
HCC Insurance Holdings, Inc.	21,950	543,482

Multi-Utilities - 1.1%
NorthWestern Corp.	13,920	364,704

Office Services & Supplies - 0.7%
Interface, Inc.	21,700	233,058

Oil & Gas Equipment & Services - 2.2%
Oil States International, Inc.*	11,600	459,128
Superior Energy Services, Inc.*	15,590	291,065

		750,193

Oil & Gas Exploration & Production - 0.8%
Bill Barrett Corp.*	8,400	258,468

Packaged Foods & Meats - 2.6%
Flowers Foods, Inc.	11,930	291,450
J&J Snack Foods Corp.	5,100	214,710
TreeHouse Foods, Inc.*	7,700	351,582

		857,742

Pharmaceuticals - 3.0%
Endo Pharmaceuticals Holdings, Inc.*	16,950	369,849
Obagi Medical Products, Inc.*	16,100	190,302
Perrigo Co.	7,430	438,890

		999,041

Railroads - 1.1%
Kansas City Southern*	10,005	363,682

Regional Banks - 2.1%
Commerce Bancshares, Inc.	9,250	332,908
TCF Financial Corp.	21,180	351,799

		684,707

Research & Consulting Services - 0.3%
ICF International, Inc.*	3,700	88,541

Restaurants - 0.8%
Einstein Noah Restaurant Group, Inc.*	14,200	153,218
McCormick & Schmick’s Seafood Restaurants, Inc.*	12,750	95,115

		248,333

Semiconductor Equipment - 3.6%
Lam Research Corp.*	9,950	378,697
Nanometrics, Inc.*	32,300	325,907
Veeco Instruments, Inc.*	13,900	476,492

		1,181,096

Semiconductors - 1.0%
ON Semiconductor Corp.*	52,965	337,917

Steel - 0.6%
Cliffs Natural Resources, Inc.	4,000	188,640

Systems Software - 1.7%
Rovi Corp.*	14,600	553,486

Technology Distributors - 1.6%
SYNNEX Corp.*	20,250	518,805

TOTAL COMMON STOCKS (cost $29,460,210)		$31,898,249

Total Investments - 97.1%[1] (cost $29,460,210)		$31,898,249
Cash & Other Assets, Less Liabilities - 2.9%		943,385

Total Net Assets - 100.0%		$32,841,634

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $29,550,406.

ADR	American Depositary Receipt

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

The accompanying notes are an integral part of the financial statements

Series X
	(Small Cap Growth Series	)
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments, at value*	$31,898,249
Cash	956,175
Receivables:
Fund shares sold	31,365
Dividends	10,236
Prepaid expenses	395

Total assets	32,896,420

Liabilities:
Payable for:
Fund shares redeemed	8,067
Management fees	23,763
Administration fees	2,711
Transfer agent/maintenance fees	2,097
Custodian fees	1,673
Directors’ fees	52
Professional fees	8,103
Other fees	8,320

Total liabilities	54,786

Net assets	$32,841,634

Net assets consist of:
Paid in capital	$56,614,334
Accumulated net investment loss	(113,117)
Accumulated net realized loss on sale of investments	(26,097,622)
Net unrealized appreciation in value of investments	2,438,039

Net assets	$32,841,634

Capital shares outstanding	2,304,504
Net asset value per share (net assets divided by shares outstanding)	$14.25

* Investments, at cost	$29,460,210

Statement of Operations For Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends	$79,125
Interest	1,123

Total investment income	80,248

Expenses:
Management fees	149,569
Administration fees	16,936
Transfer agent/maintenance fees	12,728
Custodian fees	3,186
Directors’ fees	1,695
Professional fees	5,112
Reports to shareholders	3,419
Other	720

Total expenses	193,365

Net investment loss	(113,117)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	4,163,816

Net realized gain	4,163,816

Net change in unrealized appreciation (depreciation) during the period on:
Investments	(4,595,832)

Net change in unrealized appreciation (depreciation)	(4,595,832)

Net realized and unrealized loss	(432,016)

Net decrease in net assets resulting from operations	$(545,133)

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets	Series X
	(Small Cap Growth Series	)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment loss	$(113,117)	$(94,092)
Net realized gain during the period on investments	4,163,816	3,898,637
Net change in unrealized appreciation (depreciation) during the period on investments	(4,595,832)	5,705,272

Net increase (decrease) in net assets resulting from operations	(545,133)	9,509,817

Capital share transactions:
Proceeds from sale of shares	3,748,490	6,072,551
Cost of shares redeemed	(5,757,645)	(10,470,581)

Net decrease from capital share transactions	(2,009,155)	(4,398,030)

Net increase (decrease) in net assets	(2,554,288)	5,111,787

Net assets:
Beginning of period	35,395,922	30,284,135

End of period	$32,841,634	$35,395,922

Accumulated net investment loss at end of period	$(113,117)	$—

Capital share activity:
Shares sold	246,865	541,403
Shares redeemed	(380,580)	(924,076)

Total capital share activity	(133,715)	(382,673)

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Series X (Small Cap Growth Series)

	Six Months Ended June 30, 2010[a]	2009	2008[b]	2007	2006	Year Ended December 31, 2005

Per Share Data
Net asset value, beginning of period	$14.52	$10.74	$20.35	$19.27	$18.33	$17.05

Income (loss) from investment operations:
Net investment loss[c]	(0.05)	(0.04)	(0.12)	(0.17)	(0.13)	(0.15)
Net gain (loss) on investments (realized and unrealized)	(0.22)	3.82	(9.49)	1.25	1.07	1.43

Total from investment operations	(0.27)	3.78	(9.61)	1.08	0.94	1.28

Net asset value, end of period	$14.25	$14.52	$10.74	$20.35	$19.27	$18.33

Total Return[d]	(1.86%)	35.20%	(47.22%)	5.60%	5.13%	7.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,842	$35,396	$30,284	$81,833	$92,789	$90,671

Ratios to average net assets:
Net investment loss	(0.64%)	(0.30%)	(0.80%)	(0.82%)	(0.66%)	(0.85%)
Total expenses[e]	1.10%	1.10%	1.24%	1.20%	1.20%	1.19%
Net expenses[f]	1.10%	1.10%	1.24%	1.20%	1.19%	1.18%
Net expenses prior to custodian earnings credits and net of expense waivers	1.10%	1.10%	1.24%	1.20%	1.20%	1.19%

Portfolio turnover rate	92%	100%	209%[g]	137%	149%	116%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]	Security Global Investors, LLC (SGI) became the advisor of Series X effective December 1, 2008. Prior to December 1, 2008, SGI paid RS Investments, Inc. for sub-advisory services.

[c]	Net investment income (loss) was computed using average share outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

The accompanying notes are an integral part of the financial statements

Series Y
Performance Summary	(Large Cap Concentrated Growth Series	)
June 30, 2010	(Unaudited	)

PERFORMANCE

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series Y (Large Cap Concentrated Growth Series) on June 30, 2000 and reflects the fees and expenses of Series Y. The Russell 1000 Growth Index is an unmanaged capitalization–weighted index which includes stocks incorporated in the United States and its territories and measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns

Periods Ended 6-30-10[1]	1 Year	5 Years	10 Years
Series Y	14.51%	(2.23%)	(4.00%)

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be wroth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	21.14%
Consumer Staples	6.20
Energy	5.95
Financials	5.76
Health Care	12.67
Industrials	16.16
Information Technology	26.50
Materials	2.85
Cash & Other Assets, Less Liabilities	2.77

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Y
June 30, 2010 (Unaudited)	(Large Cap Concentrated Growth Series	)

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 3.1%
Boeing Co.	18,350	$1,151,463

Auto Parts & Equipment - 3.0%
Johnson Controls, Inc.	42,200	1,133,914

Biotechnology - 6.1%
Amgen, Inc.*	22,140	1,164,564
Celgene Corp.*	21,450	1,090,089

		2,254,653

Communications Equipment - 3.4%
Motorola, Inc.*	194,180	1,266,054

Computer Hardware - 9.1%
Apple, Inc.*	7,815	1,965,706
Hewlett-Packard Co.	33,550	1,452,044

		3,417,750

Computer Storage & Peripherals - 4.4%
EMC Corp.*	89,830	1,643,889

Construction & Farm Machinery & Heavy Trucks - 3.4%
Cummins, Inc.	19,250	1,253,752

Department Stores - 3.0%
Kohl’s Corp.*	23,840	1,132,400

Diversified Banks - 5.8%
U.S. Bancorp	49,000	1,095,150
Wells Fargo & Co.	41,100	1,052,160

		2,147,310

Diversified Chemicals - 2.9%
Dow Chemical Co.	44,765	1,061,826

Electrical Components & Equipment - 3.3%
Cooper Industries plc	28,140	1,238,160

Food Distributors - 3.1%
Sysco Corp.	40,250	1,149,943

Health Care Distributors - 3.2%
McKesson Corp.	17,700	1,188,732

Home Improvement Retail - 3.1%
Home Depot, Inc.	41,750	1,171,923

Hotels, Resorts & Cruise Lines - 2.4%
Royal Caribbean Cruises Ltd.*	39,750	905,108

Industrial Congiomerates - 3.3%
3M Co.	15,550	1,228,295

Integrated Oil & Gas - 3.3%
Occidental Petroleum Corp.	16,120	1,243,658

Internet Retail - 3.4%
Amazon.com, Inc.*	11,250	1,229,174

Movies & Entertainment - 3.1%
Walt Disney Co.	36,250	1,141,875

Oil & Gas Equipment & Services - 2.6%
Schlumberger Ltd.	17,550	971,217

Pharmaceuticals - 3.4%
Teva Pharmaceutical Industries Ltd. ADR	24,520	1,274,795

Railroads - 3.1%
CSX Corp.	23,100	1,146,453

Restaurants - 3.1%
McDonald’s Corp.	17,600	1,159,312

Semiconductor Equipment - 2.9%
Lam Research Corp.*	28,850	1,098,031

Semiconductors - 2.7%
Marvell Technology Group Ltd.*	63,400	999,184

Soft Drinks - 3.1%
PepsiCo, Inc.	19,050	1,161,097

Systems Software - 3.9%
Oracle Corp.	67,500	1,448,550

TOTAL COMMON STOCKS (cost $37,940,977)		$36,218,518

Total Investments - 97.2%[1] (cost $37,940,977)		$36,218,518
Cash & Other Assets, Less Liabilities - 2.8%		1,030,825

Total Net Assets - 100.0%		$37,249,343

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $38,452,136.

ADR	American Depositary Receipt
Plc	Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

The accompanying notes are an integral part of the financial statements

Series Y

(Large Cap Concentrated Growth Series)

Statement of Assets and Liabilities June 30, 2010 (Unaudited)

Assets:
Investments, at value*	$36,218,518
Cash	1,099,303
Receivables:
Fund shares sold	41,215
Securities sold	1,366,845
Dividends	47,982
Prepaid expenses	308

Total assets	38,774,171

Liabilities:
Payable for:
Fund shares redeemed	13,261
Securities purchased	1,467,000
Management fees	24,538
Administration fees	3,162
Transfer agent/maintenance fees	2,097
Custodian fees	126
Directors’ fees	653
Professional fees	8,533
Other fees	5,458

Total liabilities	1,524,828

Net assets	$37,249,343

Net assets consist of:
Paid in capital	$67,687,026
Undistributed net investment income	77,455
Accumulated net realized loss on sale of investments	(28,792,679)
Net unrealized depreciation in value of investments	(1,722,459)

Net assets	$37,249,343

Capital shares outstanding	4,719,609
Net asset value per share (net assets divided by shares outstanding)	$7.89

* Investments, at cost	$37,940,977
Statement of Operations For Six Months Ended June 30, 2010 (Unaudited)
Investment Income:
Dividends (net of foreign withholding tax $165)	$276,108
Interest	163

Total investment income	276,271

Expenses:
Management fees	155,122
Administration fees	19,725
Transfer agent/maintenance fees	12,721
Custodian fees	1,389
Directors’ fees	1,516
Professional fees	4,481
Reports to shareholders	3,149
Other	713

Total expenses	198,816

Net investment income	77,455

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	3,641,696

Net realized gain	3,641,696

Net change in unrealized appreciation (depreciation) during the period on:
Investments	(6,783,000)

Net change in unrealized appreciation (depreciation)	(6,783,000)

Net realized and unrealized loss	(3,141,304)

Net decrease in net assets resulting from operations	$(3,063,849)

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets	Series Y (Large Cap Concentrate Growth Series)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment income	$77,455	$126,624
Net realized gain (loss) during the period of investments	3,641,696	(6,912,143)
Net change in unrealized appreciation (depreciation) during the period on investments	(6,783,000)	16,699,320

Net increase (decrease) in net assets resulting from operations	(3,063,849)	9,913,801

Capital share transactions:
Proceeds from sale of shares	5,812,849	12,453,173
Cost of shares redeemed	(6,837,993)	(14,612,634)

Net decrease from capital share transactions	(1,025,144)	(2,159,461)

Net increase (decrease) in net assets	(4,088,993)	7,754,340

Net assets:
Beginning of period	41,338,336	33,583,996

End of period	$37,249,343	$41,338,336

Undistributed net investment income at end of period	$77,455	$126,624

Capital share activity:
Shares sold	651,213	1,729,313
Shares redeemed	(779,636)	(2,125,671)

Total capital share activity	(128,423)	(396,358)

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Series Y (Large Cap Concentrated Growth Series)

	Six Months Ended June 30, 2010[a,h]	2009	2008	2007	2006[b]	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$8.53	$6.40	$10.17	$10.84	$10.08	$9.02

Income (loss) from investment operations:
Net investment income[c]	0.02	0.03	0.01	0.06	0.02	—
Net gain (loss) on investments (realized and unrealized)	(0.66)	2.10	(3.78)	(0.73)	0.74	1.06

Total from investment operations	(0.64)	2.13	(3.77)	(0.67)	0.76	1.06

Net asset value, end of period	$7.89	$8.53	$6.40	$10.17	$10.84	$10.08

Total Return[d]	(7.50%)	33.28%	(37.07%)	(6.18%)	7.54%	11.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,249	$41,338	$33,584	$66,323	$85,695	$37,018

Ratios to average net assets:
Net investment income (loss)	0.37%	0.37%	0.14%	0.51%	0.21%	(0.04%)
Total expenses[e]	0.96%	1.00%	0.97%	0.93%	0.95%	0.99%
Net expenses[f]	0.96%	1.00%	0.97%	0.93%	0.95%	0.99%
Net expenses prior to custodian earnings credits and net of expense waivers	0.96%	1.00%	0.97%	0.93%	0.95%	0.99%

Portfolio turnover rate	176%	151%	214%[g]	16%	40%	28%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]

The financial highlights for Series Y exclude the historical financial highlights of Series G. The assets of Series G were acquired by Series Y on June 16, 2006. A total of $40,543,215 was excluded from purchases in the portfolio turnover calculation, which represents the cost of the securities Series Y received as a result of the merger.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

[h]	Effective May 1, 2010, the Series name became Large Cap Concentrated Growth Series. Prior to May 1, 2010, the Series was known as the Select 25 Series.

The accompanying notes are an integral part of the financial statements

Performance Summary June 30, 2010	Series Z (Alpha Opportunity Series) (unaudited)

PERFORMANCE

$10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series Z (Alpha Opportunity Series) on July 7, 2003 (date of inception), and reflects the fees and expenses of Series Z. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 6-30-10[1]	1 Year	5 Years	Since Inception (7-7-03)
Series Z	16.73%	2.79%	6.00%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector*

Consumer Discretionary	(1.09)%
Consumer Staples	8.56
Energy	4.08
Financials	3.51
Health Care	11.58
Industrials	6.30
Information Technology	9.04
Materials	1.13
Telecommunications	0.20
Utilities	(0.48)
Exchange Traded Funds	0.58
U.S. Government Sponsored Agencies	10.72
Short Term Investments	4.32
Repurchase Agreement	14.79
Cash & Other Assets, Less Liabilities	26.76

Total Net Assets	100.00%

*	Securities sold short are netted with long positions in common stocks in the appropriate sectors.

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Series Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS - 86.6%
Aerospace & Defense - 1.9%
Lockheed Martin Corp.[1,9]	3,993	$297,479
Northrop Grumman Corp.[1,9]	1,100	59,884

		357,363

Air Freight & Logistics - 0.1%
Pacer International, lnc.*	2,859	19,984

Airlines - 1.2%
Allegiant Travel Co.	888	37,909
Delta Air Lines, lnc.[2], *	15,968	187,624

		225,533

Apparel Retail - 3.5%
Gymboree Corp.1,9,*	3,200	136,672
Limited Brands, Inc.[1,9]	5,400	119,178
Ross Stores, Inc.[1,9] ,	2,300	122,567
The Gap, Inc.[1,9]	6,300	122,598
TJX Companies, Inc.[1,9]	3,800	159,410

		660,425

Apparel, Accessories & Luxury Goods - 1.3%
Carter’s, Inc.2,*	7,466	195,983
Phillips-Van Heusen Corp.[1,9]	900	41,643

		237,626

Biotechnology - 0.5%
Amgen, Inc.1,9.*	1,900	99,940

Building Products - 0.8%
AO Smith Corp.[1,9]	3,000	144,570

Cable & Satelite - 0.1%
Comcast Corp.	1,271	22,077

Communications Equipment - 0.8%
Cisco Systmes, Inc.*	550	11,721
DG Fastchannel, Inc.*	1,300	42,354
Harmonic, Inc.1,9,*	11,700	63,647
Polycom, Inc.*	749	22,313

		140,035

Computer & Electronics Retail - 0.6%
RadioShack Corp.[1,9]	5,500	107,305

Computer Hardware 1.7%
Apple, Inc.*	187	47,036
International Business Machines Corp.[2]	2,136	263,753

		310,789

Computer Storage & Peripherals - 0.6%
EMC Corp.*	1,309	23,955
Hypercom Corp.*	3,309	15,354
Seagate Technology*	3,469	45,235
Western Digital Corp.*	744	22,439

		106,983

Construction & Engineering - 0.2%
KBR, Inc.	1,571	31,954

Construction & Farm Machinery & Heavy Trucks - 5.1%
Cummins, Inc.	2,093	136,317
Joy Global, Inc.[1,9]	9,500	475,855
Kubota Corporation ADR	1,105	42,454
PACCAR, Inc.	2,599	103,622
Trinity Industries, Inc.[1,9]	10,800	191,376

		949,624

Data Processing & Outsourced Services - 0.2%
Alliance Data Systems Corp.*	524	31,188

Diversified Metals & Mining - 0.5%
General Moly, Inc.*	8,565	26,380
RTI International Metals, Inc.*	2,788	67,219

		93,599

Education Services - 0.1%
Bridgepoint Education, Inc.*	1,277	20,189

Electrical Components & Equipment - 0.5%
GrafTech International Ltd.*	6,020	88,012

Electronic Equipment & Instruments - 0.0%
Daktronics, Inc.	999	7,493

Exchange Traded Funds - 1.4%
Health Care Select Sector SPDR Fund	804	22,649
iPATH S&P 500 VIX Short-Term Futures ETN	4,999	156,068
iShares MSCI Japan Index Fund	1,874	17,241
Market Vectors Junior Gold Miners ETF	1,047	28,541
PowerShares DB US Dollar Index Bullish Fund	1,777	44,532

		269,031

Food Retail - 0.4%
Safeway, Inc.[1,9]	4,200	82,572

General Merchandise Stores - 0.8%
Family Dollar Stores, Inc.[1,9]	3,900	146,991

Gold - 3.0%
IAMGOLD Corp.	1,335	23,603
Randgold Resources Ltd. ADR[2] ,*	4,207	398,613
Royal Gold, Inc.	2,879	138,192

		560,408

Health Care Distributors - 1.9%
McKesson Corp.[2]	3,641	244,530
Owens & Minor, Inc.[1,9]	4,200	119,196

		363,726

Health Care Equipment - 1.4%
Baxter international, Inc.[1] ,[9]	3,712	150,856
DexCom, Inc.*	541	6,254
Medtronic, Inc.	2,619	94,991

		252,101

Health Care Facilities - 2.9%
Community Health Systems, Inc.*	3,916	132,400
Health Management Associates, Inc.*	18,243	141,748

The accompanying notes are an integral part of the financial statements.

Schedule of Investments June 30, 2010 (Unaudited)	Series Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS - 86.6% (continued)
Health Care Facilities - 2.9% (continued)
Healthsouth Corp.*	4,675	$87,469
Kindred Healthcare, Inc.1,9,*	4,100	52,644
Tenet Healthcare Corp.*	14,228	61,750
Universal Health Services, Inc.	1,533	58,484

		534,495

Health Care Services - 3.6%
Express Scripts, Inc.*	2,056	96,673
HMS Holdings Corp.*	2,337	126,712
Lincare Holdings, Inc.[1,9]	6,150	199,936
Medco Health Solutions, Inc.*	2,515	138,526
Mednax, lnc.*	767	42,653
RehabCare Group, Inc.*	3,375	73,508

		678,008

Health Care Technology - 0.3%
MedAssets, Inc.	2,027	46,783

Home Entertainment Software - 3.4%
Shanda Interactive Entertainment Ltd. ADR1,9,*	16,000	634,720

Homebuilding - 0.1%
Hovnanian Enterprises, Inc.*	3,414	12,564

Household Products - 0.2%
Procter & Gamble Co.	765	45,885

Human Resources & Employment Services - 0.5%
Towers Watson & Co.[1,9]	2,400	93,240

Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	1,517	83,177
Wal-Mart Stores, Inc.[1,9]	2,300	110,561

Independent Power Producers & Energy Traders - 0.9%		193,738

Constellation Energy Group, Inc.[1,9]	5,400	174,150

Industrial Conglomerates - 0.3%
General Electric Co.[1,9]	4,500	64,890

Industrial Machinery - 0.7%
Blount International, Inc.*	3,760	38,615
Watts Water Technologies, Inc.[1,9]	3,000	85,980

		124,595

Integrated Oil & Gas - 2.2%
ConocoPhillips[1,9]	1,500	73,635
Marathon Oil Corp.	785	24,406
Occidental Petroleum Corp.2,*	4,059	313,152

		411,193

Integrated Telecommunication Services - 1.5%
AT&T, Inc.[1,9]	11,300	273,347

Internet Software & Services - 1.0%
Art Technology Group, Inc.*	1,356	4,638
Baidu, Inc. ADR*	2,319	$157,877
eBay, Inc.*	439	8,609
Internet Capital Group, Inc.*	1,308	9,941

		181,065

Leisure Products - 0.4%
Mattel, Inc.	3,883	82,164

Life Sciences Tools & Services - 3.0%
Charles River Laboratories International, Inc.1,9,*	2,100	71,841
Life Technologies Corp.1,9,*	3,000	141,750
Millipore Corp.1.9,*	1,900	202,635
Waters Corp.*	2,337	151,204

		567,430

Managed Health Care - 0.9%
Aetna, Inc.	785	20,708
CIGNA Corp.	3,123	97,001
WeIlCare Health Plans, Inc.1,9,*	2,400	56,976

		174,685

Movies & Entertainment - 0.8%
LodgeNet Interactive Corp.*	2,549	9,457
Walt Disney Co.	4,322	136,143

		145,600

Multi-Line Insurance - 0.3%
Genworth Financial, Inc.1,9,*	4,200	54,894

Oil & Gas Equipment & Services - 0.2%
Key Energy Services, Inc.*	3,127	28,706

Oil & Gas Exploration & Production - 3.3%
Anadarko Petroleum Corp.[1,9]	2,930	105,744
Brigham Exploration Co.*	9,855	151,569
Denbury Resources, Inc.*	5,499	80,505
EnCana Corp.	935	28,368
Gran Tierra Energy, Inc.*	1,667	8,268
Ultra Petroleum Corp.*	3,142	139,034
Whiting Petroleum Corp.*	1,309	102,652

		616,140

Oil & Gas Refining & Marketing - 0.9%
Clean Energy Fuels Corp.*	2,788	41,653
World Fuel Services Corp.	4,800	124,512

		166,165

Packaged Foods & Meats - 2.2%
Cal-Maine Foods, Inc.	3,100	98,983
KeIIogg Co.[2]	3,726	187,418
Kraft Foods, Inc.	4,557	127,596

		413,997

Paper Products - 0.1%
Fibria Celulose S.A. ADR*	1,426	21,105

Personal Products - 0.6%
Herbalife Ltd.[1,9]	2,600	119,730

Pharmaceuticals - 3.9%
Abbott Laboratories	2,076	97,115

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Series Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS - 86.6% (continued)
Pharmaceuticals - 3.9% (continued)
Forest Laboratories, Inc.9,*	3,600	$98,748
Johnson & Johnson[1]	5,300	313,018
Mylan, Inc.*	5,452	92,902
Viropharma, Inc.1,9*	10,500	117,705

		719,488

Precious Metals & Minerals - 0.2%
Harry Winston Diamond Corporation*	969	11,890
Hecla Mining Co.*	3,538	18,468

		30,358

Property & Casualty Insurance - 0.4%
Amtrust Financial Services, Inc.[1,9]	6,300	75,852

Regional Banks - 0.1%
Huntington Bancshares, Inc.	3,397	18,819

Reinsurance - 0.6%
Endurance Specialty Holdings Ltd.[1,9]	3,200	120,096

Restaurants - 1.5%
Jack in the Box, Inc.1,9,*	4,200	81,690
Tim Hortons, Inc.	522	16,704
Yum! Brands, Inc.[2]	4,579	178,764

		277,158

Retail REIT’s - 8.1%
General Growth Properties, Inc.[2]	113,758	1,508,431

Semiconductor Equipment - 0.7%
Amkor Technology, Inc.1,9,*	9,800	53,997
Lam Research Corp.*	1,310	49,859
LTX-Credence Corp.*	1,831	5,182
Mattson Technology, Inc.*	1,502	5,693
Teradyne, Inc.*	1,047	10,208

		124,939

Semiconductor Equipment - 0.1%
Entegris, Inc.*	3,142	12,474

Semiconductors - 1.9%
Altera Corp.	1,656	41,085
Anadigics, Inc.*	1,631	7,111
Analog Devices, Inc.	3,537	98,540
Atmel Corp.*	3,003	14,414
Intel Corp.	2,810	54,655
National Semiconductor Corp.	1,058	14,241
ON Semiconductor Corp.*	6,379	40,698
Texas Instruments, Inc.	2,202	51,263
TriQuint Semiconductor, Inc.*	4,469	27,306

		349,313

Specialty Chemicals - 0.2%
Cytec Industries, Inc.	788	31,512

Specialty Stores - 0.0%
Perfumania Holdings, Inc.*	875	8,243

Steel - 0.0%
Carpenter Technology Corp.	262	8,601

Systems Software - 2.5%
CA, Inc.[1,9]	20,235	372,324
Symantec Corp.1,9,*	6,300	87,444

		459,768

Technology Distributors - 0.7%
Arrow Electronics, Inc.1,9.*	2,800	62,580
Avnet, Inc,1,9.*	3,200	77,152

		139,732

Tobacco - 4.5%
Altria Group, Inc.[1,9]	17,800	356,712
Philip Morris International, Inc.[1,9]	10,500	481,320

		838,032

Trading Companies & Distributors - 0.5%
H&E Equipment Services, Inc.*	1,872	14,021
United Rentals, Inc.*	9,351	87,152

		101,173

Trucking - 0.7%
Con-way, Inc.[1,9]	1,800	54,036
Werner Enterprises, Inc.	3,366	73,682

		127,718

Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc.	661	21,654

TOTAL COMMON STOCKS (cost $16,519,514)		$16,162,168

	Shares	Value
FOREIGN STOCKS - 1.8%
Diversified Banks - 0.0%
Anglo Irish Bank Corporation, Ltd.*	16,638	$—

Multi-Line Insurance - 0.5%
Ageas[3,4]	45,503	101,273

Pharmaceuticals - 1.3%
AstraZeneca plc[1,3,4,9]	2,800	132,018
GlaxoSmithKline PLC, ADR[1,3,4,9]	5,500	93,429

		225,447

TOTAL FOREIGN STOCKS (cost $435,290)		$326,720

	Shares	Value
RIGHTS - 0.0%
Gol - Linhas Aereas Inteligentes S.A. 7/1/2010 [6,10]	25	$—

TOTAL RIGHTS (cost $0)		$—

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 10.7%
Federal Home Loan Mortgage Corporation 0.20%, 8/16/2010 [1,3]	$2,000,000	$1,999,846

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $1,999,502)		$1,999,846

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Series Z (Alpha Opportunity Series	)

	Principal Amount	Value
SHORT TERM INVESTMENTS - 4.3%
State Street General Account U.S. Government Fund[3]	$804,902	$804,902

TOTAL SHORT TERM INVESTMENTS (cost $804,902)		$804,902

	Principal Amount	Value
REPURCHASE AGREEMENT - 14.8%
State Street, 0.01%, dated 06/30/10, matures 07/01/10; repurchase amount $2,785,082 (Collateralized by U.S. Treasury Note, 04/30/12 with a value of $2,815,668)[3]	$2,758,081	$2,758,081

TOTAL REPURCHASE AGREEMENT (cost $2,758,081)		$2,758,081

Total Investments - 118.2%[5] (cost $22,517,289)		$22,051,717

Liabilities, Less Cash & Other Assets - (18.2)%		(3,396,729)

Total Net Assets - 100.0%		$18,654,988

Schedule of Securities Sold Short

	Shares	Value
COMMON STOCKS - (24.3)%
Advertising - (0.4)%
Focus Media Holding, Ltd. ADR 6,10,*	(2,500)	$(75,000)

Alternative Carriers - (0.2)%
Global Crossing Ltd. 6,10,*	(2,520)	(40,244)

Aluminum - (0.2)%
Kaiser Aluminum Corp.	(999)	(34,635)

Application Software - (0.2)%
MicroStrategy, Inc.	(601)	(45,129)

Auto Parts & Equipment - (0.2)%
Fuel Systems Solutions, Inc. *	(1,146)	(29,739)

Biotechnology - (3.5)%
Acorda Therapeutics, Inc. 6,10,*	(2,900)	(77,575)
Alnylam Pharmaceuticals, Inc. 6,10,*	(3,000)	(88,230)
AMAG Pharmaceuticals, Inc. [6,10],*	(1,900)	(82,954)
Cepheid, Inc. 6,10,*	(5,500)	(84,700)
Exelixis, Inc. [6,10] ,*	(4,700)	(30,127)
Regeneron Pharmaceuticals, Inc. 6,10,*	(3,810)	(82,715)
Rigel Pharmaceuticals, Inc. 6,10,*	(3,070)	(78,838)
Savient Pharmaceuticals, Inc. 6,10,*	(3,240)	(64,282)
Vertex Pharmaceuticals, Inc. 6,10,*	(2,700)	(74,709)

		(664,130)

Building Products - (0.9)%
USG Corp. 6,10,*	(5,580)	(160,258)

Communications Equipment - (0.3)%
Riverbed Technology, Inc. 6,10,*	(4,100)	(54,530)

Computer Storage & Peripherals - (0.3)%
Intermec, Inc. 6,10,*	(2,570)	$(50,937)

Construction & Engineering - 0.0%
Layne Christensen Co. *	(239)	(5,801)

Construction & Farm Machinery & Heavy Trucks - (0.2)%
Bucyrus International, Inc.	(621)	(29,466)

Diversified Banks - (3.0)%
Wells Fargo & Co. [6,10] ,*	(12,937)	(565,623)
Diversified Metals & Mining(0.5)%
iPath Dow Jones-UBS Copper Subindex Total Return ETN	(207)	(8,087)
Ivanhoe Mines Ltd. 6,10,*	(4,780)	(39,865)
Southern Copper Co.	(1,411)	(37,448)
Titanium Metals Corp. *	(403)	(7,089)

		(92,489)

Electric Utilities - (1.4)%
Korea Electric Power Corporation ADR [6,10] ,*	(19,460)	(263,294)

Exchange Traded Funds - (0.9)%
iShares Barclays 20+ Year Treasury Bond Fund	(1,577)	(160,460)

Health Care Equipment-(0.4)%
Intuitive Surgical, Inc. 6,10,*	(258)	(74,406)

		(74,406)

Health Care Services - (0.1)%
Res-Care, Inc.	(1,221)	(11,795)

Health Care Supplies - (0.4)%
Align Technology, Inc. 6,10, *	(6,300)	(76,860)

Health Care Technology - (0.5)%
athenahealth, Inc. 6,10,*	(2,700)	(96,795)

Home Entertainment Software - (0.2)%
Electronic Arts, Inc. 6,10, *	(900)	(36,720)

Industrial Machinery - (0.2)%
Dynamic Materials Corp.	(2,337)	(37,485)

Internet Retail - (0.2)%
Blue Nile, Inc. *	(620)	(29,190)

Internet Software & Services - (1.4)%
Baidu, Inc. ADR 6,l0,*	(200)	(53,726)
Equinix, Inc. 6,10,*	(1,000)	(79,940)
SAVVIS, Inc. 6,10,*	(5,900)	(86,966)
VeriSign, Inc. 6,10, *	(1,300)	(33,319)

		(253,951)

Leisure Products - (1.6)%
Pool Corp. [6,10] ,*	(12,350)	(305,663)

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Z
June 30, 2010 (Unaudited)	(Alpha Opportunity Series)

	Shares	Values
COMMON STOCKS - (24.3)% (continued)
Life Sciences Tools & Services - (0.7)%
Luminex Corp.6,10,*	(2,700)	$(68,823)
Sequenom, Inc.6,10,*	(3,140)	(64,715)

		(133,538)

Oil & Gas Exploration & Production - (0.6)%
BPZ Resources, Inc.6,10,*	(6,000)	(112,800)

Oil & Gas Refining & Marketing - (0.1)%
Valero Energy Corp.	(828)	(14,887)

Pharmaceuticals - (1.2)%
Auxilium Pharmaceuticals, Inc.6,10,*	(1,960)	(72,167)
Eli Lilly & Co.	(201)	(6,734)
Forest Laboratories, Inc.9,*	(1,451)	(39,801)
Sepracor, Inc.6,10,*	(1,350)	(23,625)
XenoPort, Inc.6,10,*	(1,790)	(82,036)

		(224,363)

Publishing - (0.1)%
New York Times Co.	(2,760)	(23,874)

Regional Banks - (0.6)%
PrivateBancorp, Inc.[6,10]	(2,400)	(103,200)

Research & Consulting Services - 0.0%
FTI Consulting, Inc.*	(201)	(8,762)

Semiconductor Equipment - (0.2)%
Varian Semiconductor Equipment Associates, Inc.6,10,*	(1,270)	(33,299)

Semiconductors - (0.9)%
Cree, Inc.6,10,*	(4,200)	(115,332)
Rambus, Inc.6.10,*	(3,680)	(56,451)

		(171,783)

Soft Drinks - (0.5)%
Hansen Natural Corp.6,10,*	(3,270)	(96,825)

Specialized Finance - 0.0%
NASDAQ OMX Group, Inc.*	(208)	(3,698)

Specialty Chemicals - (0.3)%
Landec Corp. 7, *	(414)	(2,438)
Zoltek Companies, Inc.6,10,*	(2,900)	(52,867)

		(55,305)

Specialty Stores - 0.0%
Books-A-Million, Inc.	(922)	(5,550)

Systems Software - (0.7)%
Red Hat, Inc.6,10,*	(3,300)	(58,905)
VMware, Inc.6,10,*	(2,500)	(71,450)

		(130,355)

Wireless Telecommunication Services - (1.2)%
Clearwire Corp.6,10,*	(2,660)	(30,138)
Leap Wireless International, Inc.6,10,*	(1,600)	(69,440)
SBA Communications Corp.6,10,*	(2,600)	(74,854)
Telephone & Data Systems, Inc.	(1,390)	(42,242)

		(216,674)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $4,530,181)		$(4,529,512)

	Shares	Value
FOREIGN STOCKS - (20.7)%
Airlines - (0.2)%
Ryanair Holdings plc6,10,*	(10,200)	$(38,219)

Airport Services - (1.1)%
Beijing Capital International Airport Company, Ltd.[6,10]	(232,000)	(200,659)

Automobile Manufacturers - (2.8)%
Volkswagen AG6,10	(1,300)	(539,373)

Biotechnology - (1.2)%
Basilea Pharmaceutica6,10,*	(500)	(83,365)
Intercell AG6,10,*	(2,000)	(78,778)
Zeltia S.A.[6,10]	(8,500)	(57,969)

		(220,112)

Broadcasting - (0.1)%
Tokyo Broadcasting System Holdings, Inc.[6,10]	(1,300)	(21,837)

Cable & Satellite - (0.4)%
Sky Deutschland AG6,10*	(4,200)	(68,951)

Casinos & Gaming - (0.8)%	(1,700)	(48,431)
bwin Interactive Entertainment AG6,10
Genting Singapore plc6,10,*	(132,800)	(43,724)
PartyGaming plc6,10,*	(16,200)	(60,974)

		(153,129)

Coal & Consumable Fuels - (0.4)%
Aquila Resources, Ltd.6,10,*	(2,860)	(22,783)
Riversdale Mining, Ltd.6,10,*	(7,100)	(54,029)

		(76,812)

Construction & Engineering (0.2)%
Ausenco, Ltd.[6,10]	(2,300)	(24,817)
China Communications Construction Company, Ltd.[6,10]	(16,000)	(16,571)

		(41,388)

Construction & Farm Machinery & Heavy Trucks - (0.1)%
China National Materials Company, Ltd.[6,10]	(37,600)	(19,168)

Construction Materials - (0.3)%
Anhui Conch Cement Company, Ltd.[6,10]	(5,500)	(24,761)
China National Building Material Company, Ltd.[6,10]	(17,300)	(23,432)

		(48,193)

Department Stores - (1.3)%
Marui Group Company, Ltd. [6,10]	(31,000)	(233,860)

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Z
June 30, 2010 (Unaudited)	(Alpha Opportunity Series	)

	Shares	Value
FOREIGN STOCKS - (20.7)% (continued)
Diversified Banks - (2.4)%
Aozora Bank, Ltd.[6,10]	(17,300)	$(27,861)
Erste Group Bank AG6,10	(5,500)	(337,971)
Mizuho Financial Group, Inc.[6,10]	(12)	(49,594)
Mizuho Trust & Banking Company, Ltd.[6,10]	(18,800)	(26,215)

		(441,641)

Diversified Metals & Mining - (0.4)%
Fushan International Energy Group, Ltd.[6,10]	(70,000)	(25,165)
Western Areas NL6,10	(6,600)	(47,325)

		(72,490)

Diversified Real Estate Activities - (0.1)%
Franshion Properties China, Ltd.[6,10]	(84,600)	(23,552)

Electrical Components & Equipment - (0.2)%
Toyo Tanso Company Ltd.[6,10]	(600)	(32,408)

Electronic Manufacturing Services - (0.4)%
Imperial Energy Corporation plc6,10,*	(4,200)	(83,657)

Gold - (0.9)%
Agnico-Eagle Mines, Ltd.[6,8,10]	(1,900)	(125,612)
Sino Gold Mining, Ltd.6,10,*	(9,100)	(37,425)

		(163,037)

Highways & Railtracks - (2.5)%
Brisa Auto-Estradas de Portugal S.A.[6,10]	(47,200)	(490,927)

Household Appliances - (2.3)%
Electrolux AB6,10	(32,100)	(422,058)

Industrial Machinery - (0.4)%
Japan Steel Works Ltd.[6,10]	(1,600)	(22,196)
Meyer Burger TechnologyAG [6,10], *	(200)	(49,878)

		(72,074)

Internet Software & Services - (0.2)%
Access Company, Ltd.[6,10]	(18)	(34,682)

Investment Banking & Brokerage - (0.2)%
Monex Group, Inc.[6,10]	(83)	(29,139)

Marine Ports & Services - (0.1)%
China Merchants Holdings International Company, Ltd.[6,10]	(4,900)	(17,461)

Oil & Gas Equipment & Services - (0.5)%
Modec, Inc.[6,10]	(1,000)	(25,773)
Sevan Marine ASA6,10*	(6,300)	(33,049)
Trican Well Service, Ltd.[6,10]	(2,200)	(37,448)

		(96,270)

Oil & Gas Exploration & Production - (0.4)%
Arrow Energy Ltd. 6,10,*	(9,500)	(24,514)
Queensland Gas Company, Ltd.6.10,*	(13,600)	(52,898)

		(77,412)

Precious Metals & Minerals - (0.4)%
Silver Wheaton Corporation6.10,*	(6,500)	(68,246)

Real Estate Development - (0.1)%
C C Land Holdings, Ltd.[6,10]	(53,000)	(14,782)

Real Estate Operating Companies - (0.3)%
Aeon Mall Company, Ltd.[6,10]	(1,900)	(58,221)

TOTAL FOREIGN STOCKS SOLD SHORT (proceeds $3,700,747)		$(3,859,758)

TOTAL SECURITIES SOLD SHORT - (40.9%) (proceeds $8,230,928)		$(8,389,270)

INVESTMENT CONCENTRATION

At June 30, 2010, the investment diversification of the Series was as follows:

Country	% of Net Assets	Value
United States	110.5%	$15,886,531
Cayman Islands	4.5	828,836
Jersey	2.2	398,613
United Kingdom	0.9	141,790
Belgium	0.5	101,273
Bermuda	0.3	65,070
Brazil	0.1	21,105
Canada	(0.3)	(29,918)
Norway	(0.2)	(33,049)
Ireland	(0.2)	(38,219)
Isle Of Man	(0.2)	(43,724)
Spain	(0.3)	(57,969)
Gibraltar	(0.3)	(60,974)
Hong Kong	(0.3)	(66,178)
Switzerland	(0.8)	(133,243)
Republic of Korea	(1.4)	(263,294)
Australia	(1.4)	(263,791)
China	(1.6)	(284,591)
Sweden	(2.3)	(422,058)
Austria	(2.6)	(465,180)
Portugal	(2.5)	(490,927)
Japan	(2.8)	(519,332)
Germany	(3.2)	(608,324)

Total Investments	98.6	$13,662,447

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $22,577,329.

ADR	American Depositary Receipt
plc	Public Limited Company

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Z
June 30, 2010 (Unaudited)	(Alpha Opportunity Series	)

*	Non-income producing security

[1]	Security is segregated as collateral for open short positions.

[2]	Security is segregated as collateral for open futures contracts.

[3]	Value determined based on Level 2 inputs.

[4]	Security was subject to the fair value trigger at June 30, 2010. The total market value of fair valued securities amounts to $326,720 (cost $334,029) or 1.8% of total net assets.

[5]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[6]

Security sold short was fair valued by the Valuation Committee at June 30,2010. The total market value of fair valued securities amounts to $(7,786,655) (proceeds $7,622,318), or (41.7%) of total net assets.

[7]	Security is deemed illiquid. The total market value of illiquid securities is $(2,438) (proceeds $2,496), or 0.0% of total net assets.

[8]	Security was acquired through a private placement.

[9]

All or portion of security is deemed illiquid. The total market value of illiquid securities is $7,329,308 (cost $8,714,945), or 39.3% of total net assets. The securities were liquid at time of purchase. This security is deemed illiquid due to the Series exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. See Note 11 in the Notes to Financial Statements for additional information.

[10]	Value determined based on Level 3 inputs.

The accompanying notes are an integral part of the financial statements

Series Z
(Alpha Opportunity Series)

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets:
Investments, at value*	$22,051,717
Cash	600,694
Restricted cash	1,483,418
Restricted cash denominated in a foreign currency, at value**	3,477,579
Receivables:
Fund shares sold	6,905
Securities sold	67,012
Dividends	22,807
Foreign taxes recoverable	852
Prepaid expenses	2,046

Total assets	27,713,030

Liabilities:
Securities sold short, at value**	8,389,270
Payable for:
Fund shares redeemed	25,318
Securities purchased	536,043
Variation margin on futures	33,495
Dividends on short sales	94
Management fees	20,360
Administration fees	2,443
Transfer agent/maintenance fees	2,090
Custodian fees	22,631
Directors’ fees	292
Professional fees	5,435
Security Investors	12,142
Other fees	8,429

Total liabilities	9,058,042

Net assets	$18,654,988

Net assets consist of:
Paid in capital	$32,401,784
Accumulated net investment loss	(95,299)
Accumulated net realized loss on sale of investments and foreign currency transactions	(12,818,416)
Net unrealized depreciation in value of investments and translation of assets and liabilities in foreign currencies	(833,081)

Net assets	$18,654,988

Capital shares outstanding	1,429,245
Net asset value per share (net assets divided by shares outstanding)	$13.05

* Investments, at cost	$22,517,289
** Securities sold short, proceeds	8,230,928
** Restricted Cash denominated in a foreign currency, at cost	3,620,699

Statement of Operations

For Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign withholding tax $944)	$116,209

Total Investment income	116,209

Expenses:
Management fees	133,483
Administration fees	16,352
Transfer agent/maintenance fees	12,611
Custodian fees	30,183
Directors’ fees	904
Professional fees	23,095
Reports to shareholders	3,009
Other	2,291
Dividends on short sales	7,871

Total expenses	229,799

Reimbursement of expenses	(18,291)

Net expenses	211,508

Net investment loss	(95,299)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	408,059
Futures	(236,255)
Foreign currency transactions	(6,281)

Net realized gain	165,523

Net change in unrealized appreciation (depreciation) during the period on:
Investments	(1,338,242)
Securities sold short	243,004
Futures	(85,971)
Translation of assets and liabilities in foreign currencies	(241,906)

Net change in unrealized appreciation (depreciation)	(1.423.115)

Net realized and unrealized loss	(1,257,592)

Net decrease in net assets resulting from operations	$(1,352,891)

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets	Series Z
(Alpha Opportunity Series)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment loss	$(95,299)	$(114,332)
Net realized gain during the period on investments and foreign currency transactions	165,523	541,737
Net change in unrealized appreciation (depreciation) during the period on investments and translation of assets and liabilities in foreign currencies	(1,423,115)	4,883,743

Net increase (decrease) in net assets resulting from operations	(1,352,891)	5,311,148

Capital share transactions:
Proceeds from sale of shares	379,025	441,669
Cost of shares redeemed	(3,004,461)	(10,096,392)

Net decrease from capital share transactions	(2,625,436)	(9,654,723)

Net decrease in net assets	(3,978,327)	(4,343,575)

Net assets:
Beginning of period	22,633,315	26,976,890

End of period	$18,654,988	$22,633,315

Accumulated net investment loss at end of period	$(95,299)	$—

Capital share activity:
Shares sold	25,032	44,054
Shares redeemed	(209,329)	(936,532)

Total capital share activity	(184,297)	(892,478)

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout the year	Series Z (Alpha Opportunity Series)

	Six Months Ended June 30, 2010[a]	2009	2008[b]	2007	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$14.03	$10.76	$16.50	$13.96	$12.34	$11.57

Income (loss) from investment operations:
Net investment income (loss)[c]	(0.06)	(0.06)	(0.16)	0.01	—	(0.02)
Net gain (loss) on investments (realized and unrealized)	(0.92)	3.33	(5.58)	2.53	1.62	0.79

Total from investment operations	(0.98)	3.27	(5.74)	2.54	1.62	0.77

Net asset value, end of period	$13.05	$14.03	$10.76	$16.50	$13.96	$12.34

Total Return[d]	(6.99%)	29.91%	(34.79%)	18.19%	13.13%	6.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,655	$22,633	$26,977	$48,869	$36,442	$25,660

Ratios to average net assets:
Net investment income (loss)	(0.81%)	(0.52%)	(1.09%)	0.10%	(0.03%)	(0.21%)
Total expenses[e]	2.16%	2.85%	2.79%	2.50%	2.78%	2.50%
Net expenses[f]	1.91%	1.68%	2.64%	2.39%	2.62%	2.50%
Net expenses prior to custodian earnings credits and net of expense waivers	1.91%	1.69%	2.79%	2.50%	2.78%	2.50%

Portfolio turnover rate	944%	555%	990%	1,770%	1,285%	1,509%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]

Security Global Investors, LLC (SGI) became the sub-advisor of 37.5% of the assets of Series Z effective August 18, 2008. Also effective August 18, 2008, Mainstream lnvestment Advisers, LLC (Mainstream) sub-advises 37.5% of the assets and Security Investors, LLC (SI) manages 25% of the assets. Prior to August 18, 2008, SI paid Mainstream sub-advisory fees for 60% of the assets. SI managed the remaining 40% of the assets.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

June 30, 2010 (unaudited)

1. Significant Accounting Policies

SBL Fund (The Fund) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company of the series type. Each series, in effect, represents a separate fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each Series based on the net asset value of each series. Security Benefit Life Insurance Company (“SBL”) and SBL’s affiliated life insurance company as well as unaffiliated life insurance companies purchase shares of the Series for their variable annuity and variable life insurance separate accounts. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuation – Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Series that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Series will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur after the close of a foreign exchange that will affect the value of a series portfolio securities before the time as of which the NAV is calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Series net asset value per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

The senior floating rate interests (loans) in which Series P invests are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and saleability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

B. Repurchase Agreements – In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral and that the fair value of the collateral exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Series may be delayed or limited.

C. Foreign Currency Transactions – The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities

Notes to Financial Statements

June 30, 2010 (unaudited)

initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Series. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

D. Forward Foreign Currency Exchange Contracts – The Fund may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. A series may also enter into such contracts to manage the effect of changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure these funds have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract. There were no forward foreign currency exchange contracts outstanding for the period ended June 30, 2010.

E. Futures – The Fund may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, minimizing transaction costs and economically hedging possible variations in foreign exchange values. The Fund may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the series may pay from its cash balances and reduce its future positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the series are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the series. The series realizes a gain or loss when the contract is closed or expires.

F. Options Purchased and Written – The Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell (and the writer the obligation to sell or purchase), respectively, a security at a specified price, until a certain date. Options may be used to economically hedge the series portfolio, to increase returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

G. Securities Sold Short – Certain of the Series may make short sales “against the box,” in which the Series enters into a short sale of a security it owns. At no time will more than 15% of the value of the Series’ net assets be in deposits on short sales against the box. If a Series makes a short sale, the Series does not immediately deliver from its own account the securities sold and does not receive the proceeds from the sale. To complete the sale, the Series must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Series must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Series is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Series may make short sales that are not “against the box,” which create opportunities to increase the Series’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Series may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement

Notes to Financial Statements

June 30, 2010 (unaudited)

of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Series are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Series is required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1A above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

H. Senior Loans – Senior loans in which certain of the Series invests generally pay interest rates which are periodically adjusted by reference to short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2010.

I. Security Transactions and Investment Income – Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend income is accrued as of ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Series is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis including the amortization of premiums and accretion of discounts on debt securities.

J. Securities Purchased on a When-Issued or Delayed Delivery Basis – The Series may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

K. Expenses – Expenses that are directly related to one of the Series are charged directly to that Series. Other operating expenses are allocated to the Series on the basis of relative net assets within the Fund.

L. Distributions to Shareholders – Each Series is required by the Internal Revenue Code to distribute substantially all of its income and capital gains to its shareholders. Each year, the Fund determines whether to declare and pay actual dividends or whether to secure consent of its shareholders to report and deduct a consent dividend. A consent dividend is treated for tax purposes as a distribution to shareholders occurring on the last day of the Fund’s taxable year and a shareholder contribution to capital occurring on the same day. It is the Fund’s current practice to utilize the consent dividend procedures. The character of any distributions made from net investment income and net realized gains may differ from their ultimate characterization for income tax purposes.

M. Taxes – The Series intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Distributions may be made via consent dividends, as described in the paragraph above. Therefore, no provision for federal or state income tax is required.

The evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns is required to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. For all open tax years (December 31, 2006 – December 31, 2009) and all major taxing jurisdictions through the end of the reporting period, the Series’ management has completed a review and evaluation and has determined that no tax liability is required and no additional disclosures are needed as of June 30, 2010.

N. Earnings Credits – Under the fee agreement with the custodian, the Series’ may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any.

O. Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

P. Indemnifications – Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements

June 30, 2010 (unaudited)

Q. Recent Accounting Pronouncement – On January 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

2. Management fees and other transactions with affiliates

Management fees are paid monthly to Security Investors (SI), based on the following annual rates:

	Management Fees (as a % of net assets)	Fee Waivers (as a % of net assets)
Series A (Large Cap Core Series)	0.75%	N/A
Series B (Large Cap Value Series)	0.65	N/A
Series C (Money Market Series)	0.50	N/A
Series D (Global Series)	1.00	N/A
Series E (U.S. Intermediate Bond Series)	0.75	N/A	[1]
Series J (Mid Cap Growth Series)	0.75	N/A
Series N (Managed Asset Allocation Series)	1.00	N/A
Series O (All Cap Value Series)	0.70	N/A
Series P (High Yield Series)	0.75	N/A
Series Q (Small Cap Value Series)	0.95	N/A
Series V (Mid Cap Value Series)	0.75	N/A
Series X (Small Cap Growth Series)	0.85	N/A
Series Y (Large Cap Concentrated Growth Series)	0.75	N/A
Series Z (Alpha Opportunity Series)	1.25	N/A

[1]	Effective May 1, 2010, Series E no longer waives 0.15% of management fees.

SI also acts as the administrative agent and transfer agent for the Fund, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each series. For these services, the Investment Manager receives the following:

Administrative Fees (as a % of net assets)*
Series A (Large Cap Core Series)	0.095%
Series B (Large Cap Value Series)	0.095
Series C (Money Market Series)	0.095
Series D (Global Series)	0.150
Series E (U.S. Intermediate Bond Series)	0.095
Series J (Mid Cap Growth Series)	0.095
Series N (Managed Asset Allocation Series)	0.150
Series O (All Cap Value Series)	0.095
Series P (High Yield Series)	0.095
Series Q (Small Cap Value Series)	0.095
Series V (Mid Cap Value Series)	0.095
Series X (Small Cap Growth Series)	0.095
Series Y (Large Cap Concentrated Growth Series)	0.095
Series Z (Alpha Opportunity Series)	0.150

*	The minimum annual charge for administrative fees is $25,000 for Series A, B, C, E, J, O, P, Q, V, X, Y and Z and $60,000 for Series D and N.

SI is paid the following for providing transfer agent services to the Fund:

Annual charge per account	$5.00 - $8.00
Transaction fee	$0.60 -$1.10
Minimum annual charge per series	$25,000
Certain out-of-pocket charges	Varies

Effective May 1, 2010, the investment advisory contract for Series E and Series Z provides that the total expenses be limited to 0.81% and 2.35%, respectively, of average daily net assets, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a fund invests, interest, taxes, litigation, indemnification, and extraordinary expenses (as determined under generally accepted accounting principles). These contracts are in effect through April 30, 2011. The Investment Manager is entitled to reimbursement by the Series E and Series Z of fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. As of June 30, 2010, the amount of fees waived or reimbursed in the Series E and Series Z were $87,954 and $18,291, respectively. As of June 30, 2010, no amounts were recouped by the Investment Manager. Prior to May 1, 2010, there was no expense limit for Series E and the expense limit for Series Z was 1.70%.

At June 30, 2010, Security Benefit Life Insurance Company, through their insurance company separate accounts, owned 100% of the outstanding shares of each Series of the Fund, except for Series B, Series D, Series J and Series N, in which it owns 99% of each Series, Series O, Series P, Series Q, Series V, and Series X in which it owns 98% of each Series and Series E and Series Y in which it owns 95%.

Notes to Financial Statements

June 30, 2010 (unaudited)

3. Unrealized Appreciation/Depreciation

For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series’ investments at June 30, 2010, were as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Series A
(Large Cap Core)	$9,497,230	$(28,897,297)	$(19,400,067)
Series B
(Large Cap Value)	23,620,449	(40,970,417)	(17,349,968)
Series C
(Money Market)	12,093	(1,465)	10,628
Series D
(Global)	9,192,907	(18,860,265)	(9,667,358)
Series E
(U.S. Intermediate Bond)	5,105,520	(2,039,260)	3,066,260
Series J
(Mid Cap Growth)	7,521,330	(6,984,931)	536,399
Series N
(Managed Asset Allocation)	3,098,950	(5,275,593)	(2,176,643)
Series O
(All Cap Value)	7,373,019	(25,631,969)	(18,258,950)
Series P
(High Yield)	12,025,499	(8,554,066)	3,471,433
Series Q
(Small Cap Value)	21,485,439	(5,654,208)	15,831,231
Series V
(Mid Cap Value)	33,457,197	(31,308,827)	2,148,370
Series X
(Small Cap Growth)	4,384,457	(2,036,614)	2,347,843
Series Y
(Large Cap Concentrated Growth)	1,043,574	(3,277,192)	(2,233,618)
Series Z
(Alpha Opportunity)	2,327,082	(2,852,694)	(525,612)

4. Investment Transactions

Investment transactions for the six months ended June 30, 2010, (excluding overnight investments, short–term commercial paper and U.S. government securities) were as follows:

	Purchases	Proceeds from Sales
Series A
(Large Cap Core)	$144,644,660	$103,632,633
Series B
(Large Cap Value)	17,540,977	28,422,291
Series C
(Money Market)	—	—
Series D
(Global)	434,303,097	457,041,167
Series E
(U.S. Intermediate Bond)	34,629,136	31,761,494
Series J
(Mid Cap Growth)	99,867,833	110,437,983
Series N
(Managed Asset Allocation)	16,568,800	20,502,953
Series O
(All Cap Value)	9,363,789	19,313,183
Series P
(High Yield)	29,389,467	58,099,458
Series Q
(Small Cap Value)	26,695,073	34,563,442
Series V
(Mid Cap Value)	47,219,834	43,950,669
Series X
(Small Cap Growth)	15,514,473	17,569,829
Series Y
(Large Cap Concentrated Growth)	34,880,063	35,281,015
Series Z
(Alpha Opportunity)	44,309,706	44,651,546

Notes to Financial Statements

June 30, 2010 (unaudited)

5. Open Futures Contracts

Open futures contracts for Series Z as of June 30, 2010, was as follows:

	Position	Number of Contracts	Expiration Date	Contract Amount	Market Value	Unrealized Gain/(Loss)
Series Z
S&P 500 Index Future	Long	77	09/17/2010	$4,018,457	$3,952,410	$(66,047)

6. Affiliated Issuers

Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Series V as of June 30, 2010 amounted to $16,136, which represents 0.0% of net assets. There were no affiliated companies held in any other Series. Transactions in Series V during the six months ended June 30, 2010 in which the portfolio company is an “affiliated person” are as follows:

	Balance 12/31/09	Gross Additions	Gross Reductions	Balance 6/30/10	Realized Gain/(Loss)	Investment Income
Hydrogen Corporation (Shares)	672,346	—	—	672,346	—	—
Hydrogen Corporation (Cost)	$2,571,575	$—	$—	$2,571,575	$—	$—

*	As a result of Series V’s beneficial ownership of the common stock of this portfolio company, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

Notes to Financial Statements

June 30, 2010 (unaudited)

7. Options Written

Information as to options written by the Series during the period ended June 30, 2010 and options outstanding at period end is provided below.

Series A Written Put Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Forest Laboratories, Inc.	07-16-10	$27.50	166	$18,260
U.S. Bancorp	09-17-10	22.00	227	34,050
Visa, Inc.	09-17-10	65.00	38	11,780
Wells Fargo & Company	10-15-10	27.00	149	46,190
Western Union Company	08-20-10	15.00	172	16,340

Total call options outstanding (premiums received, $148,716)			752	$126,620

Series A Written Put Options	Number of Contracts	Premium Amount
Balance at December 31, 2009	—	$—
Opened	752	148,716
Exercised	—	—
Expired	—	—

Balance at June 30, 2010	752	$148,716

Series B Written Put Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Forest Laboratories, Inc.	07-16-10	$27.50	429	$47,190
U.S. Bancorp	09-17-10	22.00	579	86,850
Visa, Inc.	09-17-10	65.00	96	29,760
Wells Fargo & Company	10-15-10	27.00	238	73,780
Western Union Company	08-20-10	15.00	438	41,610

Total call options outstanding (premiums received, $337,313)			1,780	$279,190

Series B Written Put options			Number of Contracts	Premium Amount
Balance at December 31, 2009			—	$—
Opened			1,780	337,313
Exercised			—	—
Expired			—	—

Balance at June 30, 2010			1,780	$337,313

Series O Written Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Leggett & Platt, Inc.	09-17-10	$25.00	251	$1,255
Louisiana-Pacific Corp.	08-20-10	12.50	820	8,200
Mednax, Inc.	08-20-10	60.00	175	28,875
Petrohawk Energy Corp.	09-17-10	23.00	390	7,410

Total call options outstanding (premiums received, $280,954)			1,636	$45,740

Series O Written Call Options			Number of Contracts	Premium Amount
Balance at December 31, 2009			503	$90,964
Opened			1,728	309,289
Exercised			(117)	(33,285)
Expired			(478)	(86,014)

Balance at June 30, 2010			1,636	$280,954

Series O Written Put Options Outstanding
Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Bunge, Ltd.	07-16-10	$50.00	172	$30,960
Forest Laboratories, Inc.	07-16-10	27.50	246	27,060

Total put options outstanding (premiums received, $101,514)			418	$58,020

Series O Written Put Options			Number of Contracts	Premium Amount
Balance at December 31, 2009			331	$53,951
Opened			418	101,514
Exercised			(331)	(53,951)
Expired			—	—

Balance at June 30, 2010			418	$101,514

Notes to Financial Statements

June 30, 2010 (unaudited)

Series Q Written Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Clearwater Paper Corp.	07-16-10	65.00	108	$540
Louisiana-Pacific Corp.	08-20-10	12.50	1,134	11,340
Mednax, Inc.	08-20-10	60.00	214	35,310
Petrohawk Energy Corp.	09-17-10	$23.00	277	5,263

Total call options outstanding (premiums received, $312,000)			1,733	$52,453

Series Q Written Call Options			Number of Contracts	Premium Amount
Balance at December 31, 2009			935	$243,492
Opened			1,955	377,913
Exercised			(376)	(66,155)
Expired			(781)	(243,250)

Balance at June 30, 2010			1,733	$312,000

Series Q Written Put Options			Number of Contracts	Premium Amount
Balance at December 31, 2009			—	$—
Opened			233	33,717
Exercised			(233)	(33,717)
Expired			—	—

Balance at June 30, 2010			—	$—

Series V Written Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Leggett & Platt, Inc.	09-17-10	25.00	725	$3,625
Louisiana-Pacific Corp.	08-20-10	12.50	1,430	14,300
Mednax, Inc.	08-20-10	60.00	375	61,875
Petrohawk Energy Corp.	09-17-10	$23.00	738	14,022

Total call options outstanding (premiums received, $561,196)			3,268	$93,822

Series V Written Call Options			Number of Contracts	Premium Amount
Balance at December 31, 2009			1,796	$309,842
Opened			3,818	724,029
Exercised			(925)	(233,955)
Expired			(1,421)	(238,720)

Balance at June 30, 2010			3,268	$561,196

Series V Written Put Options Outstanding
Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
American Water Works, Inc.	12-17-10	$20.00	750	$108,750
Bunge, Ltd.	07-16-10	50.00	330	59,400
Forest Laboratories, Inc.	07-16-10	27.50	479	52,690

Total put options outstanding (premiums received, $285,381)			1,559	$220,840

Series V Written Put Options			Number of Contracts	Premium Amount
Balance at December 31, 2009			841	$131,046
Opened			2,139	369,312
Exercised			(597)	(97,308)
Expired			(824)	(117,669)

Balance at June 30, 2010			1,559	$285,381

Notes to Financial Statements

June 30, 2010 (unaudited)

8. Derivative Investment Holdings Categorized by Risk Exposure

The following disclosures are intended to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Fund are being used as hedging instruments.

The Fund seeks to gain exposure to its respective benchmark by investing in financial-linked derivative instruments, including futures and options on equity securities. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Fund’s net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Fund	Approximate percentage of Fund’s net assets on a daily basis
Series Z	21.19%

The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of June 30, 2010:

Location on the Statements of Assets and Liabilities

Derivative Investments Type	Asset Derivatives	Liability Derivatives
Futures - equity contracts	Receivable: Variation margin	Payable: Variation margin
Options - equity contracts	Investments, at value	Outstanding options written, at value

The following table sets forth the fair value of the Fund’s derivatives contracts by primary risk exposure as of June 30, 2010:

Liability Derivative Investments Value

Fund	Futures Equity Contracts*	Options Equity Contracts	Total Value at June 30, 2010
Series A (Large Cap Core Series)	$—	$126,620	$126,620
Series B (Large Cap Value Series)	—	279,190	279,190
Series O (All Cap Value Series)	—	103,760	103,760
Series Q (Small Cap Value Series)	—	52,453	52,453
Series V (Mid Cap Value Series)	—	314,662	314,662
Series Z (Alpha Opportunity Series)	66,047	—	66,047

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Financial Statements. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of June 30, 2010:

Location on the Statements of Operations

Derivative Investments Type	Location of Gain (Loss) on Derivatives
Futures - equity contracts	Net realized gain (loss) on futures contracts and change in net unrealized appreciation (depreciation) on futures contracts
Options - equity contracts	Net realized gain (loss) on options written and change in net unrealized appreciation (depreciation) on options written

Notes to Financial Statements

June 30, 2010 (unaudited)

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of June 30, 2010:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations

Fund	Futures Equity Contracts	Options Equity Contracts	Total Value at June 30, 2010
Series O (All Cap Value Series)	$—	$86,014	$86,014
Series Q (Small Cap Value Series)	—	99,872	99,872
Series V (Mid Cap Value Series)	—	356,388	356,388
Series Z (Alpha Opportunity Series)	(236,255)	—	(236,255)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments

Recognized in the Statement of Operations

Fund	Futures Equity Contracts	Options Equity Contracts	Total Value at June 30, 2010
Series A (Large Cap Core Series)	$—	$22,096	$22,096
Series B (Large Cap Value Series)	—	58,122	58,122
Series O (All Cap Value Series)	—	310,986	310,986
Series Q (Small Cap Value Series)	—	263,875	263,875
Series V (Mid Cap Value Series)	—	460,816	460,816
Series Z (Alpha Opportunity Series)	(85,971)	—	(85,971)

Notes to Financial Statements

June 30, 2010 (unaudited)

9. Fair Value of Financial Instruments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1	-

quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2	-

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk association with investing in those securities.

Notes to Financial Statements

June 30, 2010 (unaudited)

Description	Total	LEVEL 1 Quoted prices in active markets for identical assets	LEVEL 2 Significant other observable inputs	LEVEL 3 Significant observable inputs
SBL Fund:
Series A (Large Cap Core Series)
ASSETS:
Common Stocks	$204,613,967	$204,613,967	$—	$—
LIABILITIES:
Written Options	126,620	126,620	—	—
Series B (Large Cap Value Series)
Common Stocks	243,142,596	243,142,596	—	—
Repurchase Agreement	12,029,000	—	12,029,000	—

Total	255,171,596	243,142,596	12,029,000	—

Written Options	279,190	279,190	—	—
Series C (Money Market Series)
Mortgage Backed Securities	13,196,401	—	13,196,401	—
Asset Backed Securities	300,961	—	300,961	—
U.S. Government Sponsored Agency Bonds & Notes	36,589,335	—	36,589,335	—
Commercial Paper	44,446,419	—	44,446,419	—
Repurchase Agreement	55,989,000	—	55,989,000	—

Total	150,522,116	—	150,522,116	—

Series D (Global Series)
Common Stocks	103,854,458	103,854,458	—	—
Foreign Stocks	119,209,098	16,995,347	102,213,751	—
Short Term Investments	4,358,407	—	4,358,407	—

Total	227,421,963	120,849,805	106,572,158	—

Series E (U.S. Intermediate Bond Series)
Corporate Bonds	78,534,691	—	78,534,691	—
Preferred Stocks	2,103,596	—	1,896,800	206,796
Mortgage Backed Securities	1,623,900	—	1,623,900	—
Asset Backed Securities	300,854	—	300,854	—
U.S. Government Sponsored Agency Bonds & Notes	5,045,585	—	5,045,585	—
U.S. Government Securities	42,311,786	42,311,786	—	—

Total	129,920,412	42,311,786	87,401,830	206,796

Series J (Mid Cap Growth Series)
Common Stocks	131,928,926	131,928,926	—	—
Warrants	947	—	947	—

Total	131,929,873	131,928,926	947	—

Notes to Financial Statements

June 30, 2010 (unaudited)

Description	Total	LEVEL 1 Quoted prices in active markets for identical assets	LEVEL 2 Significant other observable inputs	LEVEL 3 Significant observable inputs
Series N (Managed Asset Allocation Series)
Common Stocks	$35,124,094	$35,124,094	$—	$—
Foreign Stocks	8,302,465	284,036	8,018,429	—
Preferred Stocks	4,857	357	4,500	—
Warrants	10	10	—	—
Corporate Bonds	9,646,512	—	9,646,512	—
Foreign Bonds	192,830	—	192,830	—
Municipal Bonds	353,463	—	353,463	—
Mortgage Backed Securities	8,618,314	—	8,618,314	—
Asset Backed Securities	949,154	—	949,154	—
U.S. Government Sponsored Agency Bonds & Notes	10,493	—	10,493	—
U.S. Government Securities	5,111,961	5,111,961	—	—
Short Term Investments	2,307,225	—	2,307,225	—

Total	70,621,378	40,520,458	30,100,920	—

Series O (All Cap Value Series)
ASSETS:
Common Stocks	143,796,043	143,796,043	—	—
LIABILITIES:
Written Options	103,760	103,760	—	—
Series P (High Yield series)
Common Stocks	667,117	561,565	—	105,552
Preferred Stocks	479,301	417,978	—	61,323
Warrant	26,623	—	—	26,623
Convertible Bonds	5,961,499	—	5,961,499	—
Corporate Bond	100,110,449	—	99,585,802	524,647
Foreign Bond	447,318	—	447,318	—

Total	107,692,307	979,543	105,994,619	718,145

Series Q (Small Cap Value Series)
Common Stocks	113,095,371	113,095,371	—	—
LIABILITIES:
Written Options	52,453	52,453	—	—
Series V (Mid Cap Value Series)
ASSETS:
Common Stocks	280,499,859	280,499,859	—	—
Warrants	977	—	997	—
Convertible Bonds	2,520,000	—	2,520,000	—

Total	283,020,836	280,499,859	2,520,977	—

LIABILITIES:
Options	314,662	314,662	—	—
Series X (Small Cap Growth Series)
Common Stocks	31,898,249	31,898,249	—	—
Series Y (Large Cap Concentrated Growth Series)
Common Stocks	36,218,518	36,218,518	—	—

Notes to Financial Statements

June 30, 2010 (unaudited)

Description	Total	LEVEL 1 Quoted prices in active markets for identical assets	LEVEL 2 Significant other observable inputs	LEVEL 3 Significant observable inputs
Series Z (Alpha Opportunity Series)
ASSETS:
Common Stocks	$16,162,168	$16,162,168	$—	$—
Foreign Stocks	326,720	—	326,720	—
U.S. Government Sponsored Agency Bonds & Notes	1,999,846	—	1,999,846	—
Short Term Investments	804,902	—	804,902	—
Repurchase Agreement	2,758,081	—	2,758,081	—

Total	22,051,717	$16,162,168	5,889,549	—

LIABILITIES:
Futures Contracts	66,047	—	66,047	—
Common Stocks (sold short)	4,529,512	602,615	—	3,926,897
Foreign Stocks (sold short)	3,859,758	—	—	3,859,758

Total	8,455,319	602,615	66,047	7,786,655

Notes to Financial Statements

June 30, 2010 (unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the six months ended June 30, 2010:

	LEVEL 3 - Fair value measurement using significant unobservable inputs
	Securities	Total
Series E (U.S. Intermediate Bond Series)
ASSETS:
Beginning Balance	$224,706	$224,706
Total realized gains or losses included in earnings	—	—
Total unrealized gains or losses included in earnings	(17,910)	(17,910)
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Ending Balance	$206,796	$206,796

Series P (High Yield Series)
ASSETS:
Beginning Balance	$781,517	$781,517
Total realized gains or losses included in earnings	—	—
Total unrealized gains or losses included in earnings	235,139	235,139
Purchases, sales, issuances, and settlements (net)	(5,102)	(5,102)
Transfers in and/or out of Level 3	(293,409)	(293,409)

Ending Balance	$718,145	$718,145

Series Z (Alpha Opportunity Series)
LIABILITIES:
Beginning Balance	$7,786,655	$7,786,655
Total realized gains or losses included in earnings	—	—
Total unrealized gains or losses included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Ending Balance	$7,786,655	$7,786,655

Notes to Financial Statements

June 30, 2010 (unaudited)

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the Levels as of the end of the period.

As of June 30, 2010, the following Funds had securities transfer from Level 1 to Level 2:

Fund	Long Market Value	Short Market Value
Series D (Global Fund)	$102,213,748	$—
Series N (Managed Asset Allocation Fund)	8,018,429	—
Series Z (Alpha Opportunity Fund)	326,721	(3,335,642)

The fair market value of these securities were adjusted due to developments which occurred between the time of the close of the foreign markets in which they trade and the close of business on the NYSE which resulted in their Level 2 classification. There were no securities that transferred from Level 2 to Level 1.

Notes to Financial Statements

June 30, 2010 (unaudited)

10. Federal Tax Matters

At December 31, 2009, the following Series had capital loss carryovers and deferred post-October losses to offset future realized capital gains as follows:

	Capital Loss Carryover Utilized in 2009	Capital Loss Carryovers Expired in 2009	Capital Loss Carryovers	Expires In	Deferred Post-October Losses
Series A	$—	$—	$23,906,984	2016	$3,148,561
	—	—	29,087,804	2017

	$—	$—	$52,994,788

Series B	$—	$5,057,813	$—	2009	2,174,233
	—	—	87,172,720	2010
	—	—	26,620,854	2011
	—	—	29,474,335	2016
	—	—	27,901,075	2017

	$—	$5,057,813	$171,168,984

Series D	$—	$—	$57,035,385	2016	6,160
	—	—	52,931,604	2017

	$—	$—	$109,966,989

Series E	$—	$—	$719,015	2010	—
	—	—	350,320	2012
	—	—	2,731,334	2014
	—	—	838,194	2015
	—	—	937,378	2016
	—	—	12,363,518	2017

	$—	$—	$17,939,759

Series J	$—	$—	$48,891,509	2016	781,987
	—	—	29,862,503	2017

	$—	$—	$78,754,012

Series N	$—	$—	$2,648,702	2016	110,779
	—	—	9,066,990	2017

	$—	$—	$11,715,692

Series O	$—	$—	$17,818,296	2016	—
	—	—	12,798,147	2017

	$—	$—	$30,616,443

Series P	$52,155	$—	$1,117,474	2016	1,155,379

Series Q	$—	$—	$21,648,883	2017	—

Series V	$—	$—	$27,781,912	2017	—

Series X	$—	$—	$7,184,628	2010	—
	—	—	11,654,235	2016
	—	—	11,332,381	2017

	$—	$—	$30,171,244

Series Y	$—	$9,340,921	$—	2009	825,101
	—	—	9,284,391	2010
	—	—	6,092,310	2011
	—	—	338,147	2012
	—	—	9,012,784	2016
	—	—	6,370,486	2017

	$—	$9,340,921	$31,098,118

Series Z	$—	$—	$10,774,584	2016	—
	—	—	2,129,392	2017

	$—	$—	$12,903,976

Notes to Financial Statements

June 30, 2010 (unaudited)

10. Federal Tax Matters (continued)

The Fund declared ordinary and long-term capital gain consent dividends for the year ended December 31, 2009, as shown below.

Ordinary Consent Dividends
Series A	$1,140,095
Series B	2,616,829
Series D	1,919,749
Series E	3,803,661
Series N	1,350,482
Series O	1,474,436
Series P	9,769,938
Series V	2,528,388
Series Y	126,624

Short term distributions are treated as ordinary distributions for federal income tax purposes.

As of December 31, 2009, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Gain	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Distributable Earnings (Deficit)**
Series A	$1,140,095	$—	$(56,143,349)	$10,246,911	$(44,756,343)
Series B	2,616,829	—	(173,343,216)	9,885,489	(160,840,898)
Series C	—	—	—	(26,509)	(26,509)
Series D	1,919,749	—	(109,973,149)	27,574,243	(80,479,157)
Series E	3,803,661	—	(17,939,759)	(2,051,817)	(16,187,915)
Series J	—	—	(79,535,999)	21,518,980	(58,017,019)
Series N	1,350,482	—	(11,826,471)	2,024,359	(8,451,630)
Series O	1,474,436	—	(30,616,443)	(8,504,993)	(37,647,000)
Series P	9,769,938	—	(2,272,853)	5,688,966	13,186,051
Series Q	—	—	(21,648,883)	27,382,025	5,733,142
Series V	2,528,388	—	(27,781,912)	9,901,932	(15,351,592)
Series X	—	—	(30,171,244)	6,943,676	(23,227,568)
Series Y	126,624	—	(31,923,219)	4,549,384	(27,247,211)
Series Z	—	—	(12,903,976)	510,071	(12,393,905)

*	The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization of unrealized gains for tax purposes on futures contracts, differing book and tax methods for bond discount/premium amortization, and passive foreign investment companies.

**	The difference between total distributable earnings/(deficit) for book and tax purposes is related to the interest accrued on defaulted bonds for tax purposes.

Notes to Financial Statements

June 30, 2010 (unaudited)

11. Series Z

Series Z - Alpha Opportunity Series (“Series Z”) contracted with Lehman Brothers International Europe (“LBIE”) to provide prime brokerage services related to Series Z’s short selling. On September 15, 2008, LBIE was placed into administration and a third party administrator has been named (the “Administrator”). Series Z’s exposure to LBIE consists of short sale proceeds held by LBIE, and restricted long positions held at Series Z’s custodian, as collateral for said short sales. Series Z has delivered a Notice of Termination of Loans to LBIE and the Administrator. Series Z is working to resolve these issues with LBIE and the Administrator. As of June 30, 2010, included in the statement of net assets are the value of restricted long positions of $7,329,308, restricted cash representing the value of short sale proceeds of $4,187,441 and liabilities for short sales of $7,786,655 representing the value of securities sold short at the date of termination. Until such time as the liability for short sales is settled and all restrictions are removed, Series Z cannot sell such restricted long positions and/or utilize the restricted cash balances to achieve Series Z’s investment objectives and/or meet Series Z’s redemption or other obligations. The liability for short sales recorded at June 30, 2010 may differ from the amounts ultimately due at settlement due to the inherent uncertainties in any such estimation process, including various challenges which could be made in the bankruptcy proceedings. Such differences, if any, will be reported in future periods when additional information is provided by the Administrator and the differences may be material.

12. Other Liabilities

Series A – Equity Series (“Series A”) and Series V – Mid Cap Value Series (“Series V”) each wrote put option contracts through Lehman Brothers, Inc., (“Lehman”) that were exercised prior to the option contracts expiration and prior to the bankruptcy filing by Lehman, during September 2008. However, these transactions have not settled and the securities have not been delivered to Series A or Series V as of June 30, 2010.

Although the ultimate resolution of these transactions is uncertain, Series A and Series V have recorded a liability on their respective books equal to the difference between the strike price on the put options and the market prices of the underlying security on the exercise date. The amount of liability recorded by Series A and Series V as of June 30, 2010 was $18,615 for Series A and $205,716 for Series V. Any differences will be reported in future periods when transactions have settled.

13. Fund Merger

On April 30, 2010, Series A (Large Cap Core Series) acquired all of the net assets of Series H (Enhanced Index Series), a separate series of the Fund, in exchange for shares of the Series A (Large Cap Core Series), pursuant to an agreement and plan of reorganization approved by the Board of Directors and approved by the shareholders of the Series H (Enhanced Index Series). The acquisition was accomplished through a combination of a tax-free exchange of the outstanding shares of the Series H (Enhanced Index Series) 5,066,966 valued at $47,882,828 for respective shares of the Series A (Large Cap Core Series) 2,188,429, with the remainder coming from capital transactions. For financial reporting purposes, the net assets received and shares issued by Series A (Large Cap Core Series) were recorded at fair value; however, the Series H (Enhanced Index Series)’s cost of the investments was carried forward to align ongoing reporting of Series A (Large Cap Core Series) realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Series H (Enhanced Index Series)’s net assets on April 30, 2010 were $47,882,828, including $1,097,678 of unrealized appreciation. Series H (Enhanced Index Series)’s net assets were primarily comprised of investments with a fair value of $45,146,242. The aggregate net assets of Series A (Large Cap Core Series) immediately before and after the acquisition were $204,742,194 and $252,625,022, respectively.

The financial statements reflect the operations of the Series A (Large Cap Core Series) for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Series H (Enhanced Index Series) that have been included in the combined fund’s Statement of Operations since the acquisition was completed. Assuming the acquisition had been completed January 1, 2010, Series A (Large Cap Core Series) pro-forma net investment income, net gain on investments and net increase in net assets from operations for the period January 1, 2010 to June 30, 2010 would have been $46,821, $1,527,434 and $22,176,749, respectively. Security Investors, LLC and Series H (Enhanced Index Series) bore one-half of the expenses related to the reorganization.

14. Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements.

Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Security Investors, LLC, the Funds’ investment adviser (the “Investment Adviser”) and Security Global Investors, LLC, the sub-adviser to certain of the Funds, pursuant to an agreement between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction closed on July 30, 2010.

Notes to Financial Statements

June 30, 2010 (unaudited)

Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Adviser and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory (“New Investment Advisory Agreements”) and sub-advisory agreements (“New Sub-Advisory Agreements”) were approved by the Board of Directors of the Funds. The New Investment Advisory Agreements were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Investment Advisory Agreements and New Sub-Advisory Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.

Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company.

Proxy Results

A special meeting of the shareholders of the SBL Fund, Series H (Enhanced Index) was held on April 23, 2010. Each matter voted upon at the meeting, as well as the number of votes cast for, against, withheld or abstentions with respect to such matters are set forth below:

(1) The approval of a plan of reorganization for SBL Fund, Series H (Enhanced Index) into SBL Fund Series A (Large Cap Core)

Votes for	Votes Against/Abstentions
4,716,929	504,509

At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between SBL Fund and Security Investors, LLC. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
Series A (Large Cap Core Series)	8,171,629	298,863	692,760
Series B (Large Cap Value Series)	11,195,868	286,083	943,099
Series C (Money Market Series)	9,715,035	102,525	1,263,997
Series D (Global Series)	27,069,580	614,707	1,954,266
Series E (U.S. Intermediate Bond Series)	9,396,785	209,312	933,852
Series J (Mid Cap Growth Series)	5,465,784	307,032	497,421
Series N (Managed Asset Allocation Series)	3,637,114	102,721	744,083
Series O (All Cap Value Series)	7,257,458	223,657	797,221
Series P (High Yield Series)	4,763,954	97,697	461,192
Series Q (Small Cap Value Series)	3,954,882	129,166	295,844
Series V (Mid Cap Value Series)	5,483,563	168,454	473,996
Series X (Small Cap Growth Series)	2,133,138	62,042	176,958
Series Y (Large Cap Concentrated Growth Series)	4,208,404	96,991	450,168
Series Z (Alpha Opportunity Series)	1,374,790	13,256	140,949

At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds also voted on whether to approve a new investment sub-advisory agreement between Security Investors, LLC and Security Global Investors, LLC. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
Series D (Global Series)	27,045,179	598,699	1,994,674
Series Z (Alpha Opportunity Series)	1,370,206	22,471	136,317

Directors (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Year Elected***	Principal Occupation(s) During Past 5 Years
Donald A. Chubb, Jr.** (12-14-46) 1994	Business Broker - Griffith & Blair Realtors

Harry W. Craig, Jr.** (05-11-39) 2004	Chairman, CEO, Secretary & Director - The Martin Tractor Company, Inc.

Jerry B. Farley** (09-20-46) 2005	President - Washburn University

Penny A. Lumpkin** (08-20-39) 1993	Partner - Vivian’s Gift Shop (Corporate Retail) Vice President - Palmer Companies, Inc. (Small Business and Shopping Center Development) Vice President - PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius** (12-18-43) 1998	President & Chief Executive Officer - Stormont-Vail HealthCare

Richard M. Goldman* (03-04-61) 2008 (President, Director & Chairman of the Board)

Senior Vice President - Security Benefit Corporation

Director, First Security Benefit Life Insurance and Annuity Company of New York

President – Security Investors, LLC

President & Director, Security Global Investors, LLC

CEO, President & Director, Rydex Distributors, Inc.

President & CEO, Rydex Holdings, LLC

CEO & Director, Padco Advisors, Inc.

CEO & Director, Padco Advisors II, Inc.

Director, Rydex Fund Services, Inc.

Director – Security Distributors, Inc. (2007 – 2009)

Managing Member – RM Goldman Partners, LLC (2006 – 2007)

President & CEO – ForstmannLeff (2003 – 2005)

*	This director is deemed to be an “interested person” of the Funds under the Investment Company Act of 1940, as amended, by reason of his position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

**	These directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting function for the Funds.

***	Each director oversees 29 Rydex | SGI Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

Officers (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title - Year Elected	Principal Occupation(s) During Past 5 Years
Mark P. Bronzo (11-01-60) Vice President - 2008	Portfolio Manager, Security Investors, LLC Managing Director & Chief Compliance Officer, Nationwide Separate Accounts LLC (2003 - 2008)

Brenda M. Harwood (11-03-63) Chief Compliance Officer - 2004 Treasurer - 1988

Vice President, Chief Compliance Officer - Security Investors, LLC

Chief Compliance Officer - Security Global Investors, LLC

Assistant Vice President - Security Benefit Life Insurance Company (2004-2009)

Vice President, Assistant Treasurer (2006-2009) & Director - Security Distributors, Inc. (2004-2009)

Amy J. Lee (06-05-61) Secretary - 1987 Vice President - 2007

Secretary - Security Investors, LLC

Secretary & Chief Compliance Officer - Security Distributors, Inc.

Vice President, Associate General Counsel & Assistant Secretary -Security Benefit

Life Insurance Company & Security Benefit Corporation

Secretary, Security Global Investors, LLC

Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York

Secretary, Security Financial Resources, Inc.

Vice President & Assistant Secretary, Rydex Series Funds, Rydex EFT Trust, Rydex Dynamic Funds, and Rydex Variable Trust

Secretary, Rydex Holdings, LLC

Vice President and Secretary, Rydex Advisory Services, LLC

President and Secretary, Advisor Research Center, Inc.

Director, Brecek & Young Advisors, Inc. (2004-2008)

Mark Mitchell (08-24-64) Vice President - 2003	Vice President & Portfolio Manager - Security Investors, LLC Vice President & Portfolio Manager - Security Benefit Life Insurance Company

Joseph C. O’Connor (07-15-60) Vice President - 2008	Portfolio Manager, Security Investors, LLC Managing Director, Nationwide Separate Accounts LLC

Keith Fletcher (2-18-58) Vice President - 2009

Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust

Vice President of Rydex Investments

Vice President and Director of Rydex Distributors, Inc.

Vice President of Security Global Investors, LLC

Daniel W. Portanova (10-02-60) Vice President - 2008	Portfolio Manager, Security Investors, LLC Managing Director, Nationwide Separate Accounts LLC

James P. Schier (12-28-57) Vice President - 1998	Vice President & Senior Portfolio Manager - Security Investors, LLC Vice President & Senior Portfolio Manager - Security Benefit Life Insurance Company

Christopher D. Swickard (10-09-65) Assistant Secretary - 1996

Assistant Secretary - Security Investors, LLC and Security Distributors, Inc.

Second Vice President & Assistant General Counsel - Security Benefit

Corporation and Security Benefit Life Insurance Company

Assistant General Counsel, first Security Benefit Life Insurance and Annuity Company of New York

David G. Toussaint (10-10-66) Vice President - 2001	Vice President & Portfolio Manager - Security Investors, LLC Assistant Vice President & Portfolio Manager - Security Benefit Life Insurance Company (2005 - 2009)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

Rydex | SGI Privacy Policies

Rydex Funds, Rydex | SGI Funds, Rydex Investments, Rydex Distributors, LLC, Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex”)

Our Commitment to You

When you become a Rydex | SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex | SGI client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex | SGI account application or when you request a transaction that involves Rydex and Rydex | SGI funds or one of the Rydex | SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex | SGI. For example, if you ask to transfer assets from another financial institution to Rydex | SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex | SGI investment products and services, we may share your information within the Rydex | SGI family of affiliated companies. This would include, for example, sharing your information within Rydex | SGI so we can make you aware of new Rydex and Rydex | SGI funds or the services offered through another Rydex | SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex | SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex | SGI web site. We do not use them to pull data from your hard drive, to learn your

Rydex | SGI Privacy Policies (concluded)

email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

Other Information

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of the Fund are available on their website, www.securitybenefit.com and www.rydex-sgi.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2010 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1-800-888-2461.

BULK RATE U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 485

One Security Benefit Place • Topeka, Kansas 66636-0001 • securitybenefit.com

Security Distributors, Inc.

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the

Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

There was no fraud, whether or not material, involving officers or employees of the Registrant who have a significant role in the Registrant’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Registrant, including its President and Treasurer.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

(a)	(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SBL Fund

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date	September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date	September 3, 2010

By (Signature and Title)*	/s/ Brenda M. Harwood
Brenda M. Harwood, Treasurer

Date	September 3, 2010

*	Print the name and title of each signing officer under his or her signature.